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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios (SPorts)

Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April 1, 2015 – September 30, 2015

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
September 30, 2015
Classes P* and SMA
Fixed-Income Fund
■
Voya Investment Grade Credit Fund

*Patent Pending
E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Fund. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Living in Interesting Times
Dear Shareholder,
There’s a proverb that’s commonly taken as a curse — “May you live in interesting times.” Perhaps someone invoked this curse on the global economy, for recent times certainly have been interesting. Recovery from the financial crisis has been slow, leaving many with the unsettling feeling that things still aren’t back to normal. Central banks have resorted to unconventional policy tools such as quantitative easing to stimulate the economy; while these tools have kept interest rates low and helped economies recover; they have not reignited global demand.
As of this writing in late October, the Federal Reserve has again delayed raising interest rates in the United States, China has cut its interest rates and the European Central Bank is planning to increase its stimulus program. It will be interesting to see what happens next: whether economic activity will strengthen enough to allow demand to rise naturally, or whether the global economy will continue to depend on policy support.
This economic backdrop leads to market uncertainty, which leads to intense periods of volatility, in our view. How can investors keep their perspective in such times? Don’t let today’s uncertainties distract you from focusing on your long-term goals. Keep sight of why you’re investing; don’t risk compromising your goals for the sake of avoiding volatility now. Keep your portfolio well-diversified and thoroughly discuss any prospective changes with your financial advisor before you take action.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your financial advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,

Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
October 30, 2015
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

Market Perspective: Six Months Ended September 30, 2015

For most of the first half of our new fiscal year, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, traded in a range worth 5% of its starting level. But in August an unexpected announcement from China re-awakened other concerns which intensified and drove the Index down 8.36% for the six-month period. (The Index returned -8.16% for the six-months ended September 30, 2015, measured in U.S. dollars.)
U.S. economic data started off mixed, but were improving by the end of the period, on balance. Employment was a source of strength after a dip in March. By September, the three-month average for jobs created was 221,000 and the unemployment rate was down to 5.1%. Reservations remained however, about the low labor force participation rate and sluggish wage growth. Gross domestic product (“GDP”) edged up 0.6% annualized in the first quarter of 2015, held back by the effects of another harsh winter, but rebounded to 3.9% in the second quarter. On the other hand, industrial production growth was uneven, while retail sales were still not showing much acceleration despite lower gasoline prices.
Superimposed on this was the prospect of rising U.S. interest rates. The U.S. Federal Reserve Board’s pronouncements through August suggested the time for an increase was approaching, while stressing that the process would be data driven. The Federal Open Market Committee (“FOMC”) had not increased rates for nine years and many feared that it would feel pressed to act before the economy was really ready. But when on September 17 the FOMC left rates unchanged, citing weakness overseas (see below), investors seemed unnerved by this unexpected new narrative, rather than relieved.
Internationally, the European Central Bank had at last implemented a program of quantitative easing in March. Before long the economic data started to look a little less weak: the unemployment rate ticked down to 11.0%, core inflation approached 1.0% and GDP rose 0.9% in the first half of 2015. But sentiment suffered when the integrity of the euro zone itself was threatened as Greece sought to ease the terms of its €240 billion bailout. After months of wrangling, Greece walked away from its creditors’ final offer, only to accept even stricter terms two weeks later in July, as it faced ejection from the euro zone.
Annual GDP growth in China decelerated to 7.0% in the first and second quarters of 2015, the slowest in six years. But to many commentators these nice round numbers were suspiciously close to government targets and the real situation was much weaker. Global nervousness intensified as the Shanghai Stock Exchange Composite Index (“Shanghai Composite”) rose 64% in 2015 to June 12, fueled by retail savings and margin debt, only to plunge 25% in two months despite government intervention. On August 11 global markets were shaken when China announced a 2% devaluation of the yuan, possibly a signal that the Chinese economy, the largest single contributor to global growth in recent years, was indeed weaker than had previously been admitted. It also threatened competitive currency devaluations by other less developed economies, already suffering from China’s fading demand for their raw materials. By the end of September the Shanghai Composite had lost all of its gains for 2015 and had taken the world’s equities and commodities markets with it.
In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) lost 0.47% in the first half of the fiscal year, while the Barclays U.S. Treasury Bond sub-index edged up 0.15%. Indices of riskier classes fared worse. The Barclays U.S. Corporate Investment Grade Bond sub-index fell 2.36%; the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) fell 4.82%. Reflecting another kind of risk, the Barclays Global Inflation Linked U.S. TIPS Index lost 2.20% as inflationary expectations receded.
U.S. equities, represented by the S&P 500® Index including dividends, dropped 6.18% in the six months through September. The price index, in the second quarter of 2015, ended a streak of nine quarterly gains, while August represented the worst month since May 2012. The consumer discretionary sector did best over the six months, slipping only 0.68%. The worst performing sectors were understandably energy and materials, slumping 18.97% and 17.29%, respectively. S&P 500® earnings per share in the second quarter of 2015, despite continuing high levels of share buybacks, recorded their first year-over-year decline since the third quarter of 2012, dragged down by the energy sector.
In currencies, the dollar gave back some of its strong gains in the previous six months. The dollar fell 3.98% against the euro, 2.04% against the pound and just 0.21% against the yen. The dollar’s gain against the yuan by the end of September was little changed from the 2% announced in August, reportedly restrained by official Chinese intervention.
In international markets, the MSCI Japan® Index had been up by more than 8% from March 31 on renewed optimism about the profitability and governance of Japanese corporations. But after China announced its currency devaluation, this was turned into a loss of 9.20% by September 30. Similarly the MSCI Europe ex UK® Index, which had set a new record in early April after the introduction of quantitative easing, the declining euro that went with it and some signs of improving data, was holding on to a slight gain before the announcement, but sank 11.27% for the six-month period. The MSCI UK® Index with its large energy and materials exposure had already been buffeted by price weakness in these commodities, as well as disappointing news from its banking sector. But a deficit of less than 1% through August 10 became a loss of 9.19% by September 30.
Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays Global Inflation Linked U.S. TIPS Index	The index measures the performance of the US Treasury Inflation Protected Securities (TIPS) market.
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Index	The Index is the Corporate component of the U.S. Credit Index. It includes publicly-issued U.S. corporate and secured notes that meet the specified maturity, liquidity, and quality requirements. The Index includes corporate sectors including Industrial, Utility, and Finance.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
Shanghai Stock Exchange Composite Index	A capitalization-weighted index. The index tracks the daily price performance of all A-shares and B-shares listed on the Shanghai Stock Exchange. The index was developed on December 19, 1990 with a base value of 100.
3

Voya Investment Grade Credit Fund	Portfolio Managers’ Report

Sector Diversification as of September 30, 2015 (as a percentage of net assets)

Financials	34.4%
Consumer, Non-cyclical	14.8%
Energy	14.2%
Communications	12.5%
Consumer, Cyclical	5.9%
Utilities	5.5%
Technology	4.8%
U.S. Treasury Bonds	2.7%
Industrials	1.3%
Basic Materials	1.2%
U.S. Treasury Notes	0.0%
Assets in Excess of Other Liabilities	2.7%
Net Assets	100.0%
Portfolio holdings are subject to change daily.
Voya Investment Grade Credit Fund (the “Fund”) seeks to maximize total return. Total return is a combination of income and capital appreciation. The Fund is managed by Anil Katarya, CFA, Travis King, CFA, and Kurt Kringelis, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-month period ended September 30, 2015, the Fund’s Class SMA shares returned -3.27%, compared to the Barclays U.S. Corporate Index (the “Index” or “Barclays U.S. Corporate”), which returned -2.36% for the same period.
Portfolio Specifics: The Fund underperformed the Index during the period. The largest detractor from performance was within security selection, especially during the second half of the period as credit spreads continued to widen amidst growing credit concerns domestically and globally. Industrials were the largest negative contributor, with energy and basic industry undergoing underperformance against a backdrop of continuing volatility in the commodity space. Specifically, the detractors for the period were names like Glencore and Energy Transfer Partners. Positive contributors were CVS and United Health Group.
Asset allocation somewhat offset the losses in security selection, as financials and an overweight to U.S. Treasuries positively performed versus the Index.
Top Ten Holdings as of September 30, 2015 (as a percentage of net assets)

United States Treasury Bond, 3.000%, 05/15/45	1.7%
ConocoPhillips Co., 3.350%, 05/15/25	1.4%
AT&T, Inc., 4.750%, 05/15/46	1.3%
HJ Heinz Co., 5.000%, 07/15/35	1.3%
Gilead Sciences, Inc., 4.750%, 03/01/46	1.2%
Intel Corp., 4.900%, 07/29/45	1.1%
MetLife, Inc., 5.250%, 12/29/49	1.1%
XLIT Ltd., 4.450%, 03/31/25	1.0%
Shell International Finance BV, 3.250%, 05/11/25	1.0%
Credit Suisse Group Funding Guernsey Ltd., 4.875%, 05/15/45	1.0%
Portfolio holdings are subject to change daily.
Overweights to BBB-rated credits likely detracted from performance as higher-rated issuers continue to outperform their lower-rated cohorts.
Treasury futures were utilized to manage the duration of the Fund and overall positively impacted performance of the Fund.
Current Strategy & Outlook: We are mildly constructive on the credit markets for the near term as we believe valuations have become more attractive and primary issuance potentially slows. Offsetting these positives is concern around global growth, uncertain Federal Reserve monetary policy and increasing leverage.
We continue to favor the financial sector as we believe valuations in the sector remain compelling versus Industrials and event risk within Financials is low. We continue to favor BBB-rated securities over A-rated securities from a valuation standpoint.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
4

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees, and (2) ongoing costs, including management fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015. The Fund’s expenses are shown without the imposition of any sales charges or fees and do not reflect any “wrap fees.” Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs of the Fund only and do not reflect any wrap fees or transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs at the fund level only, and will not help you determine the relative total costs of owning different mutual funds through wrap programs. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2015*	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2015*
Class P	$1,000.00	$965.90	0.09%	$0.44	$1,000.00	$1,024.55	0.09%	$0.46
Class SMA	1,000.00	967.30	0.00	0	1,000.00	1,025.00	0.00	0

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

5

Statement of Assets and Liabilities as of September 30, 2015 (Unaudited)

ASSETS:
Investments in securities at fair value*	$123,291,872
Cash	1,307,173
Cash collateral for futures	667,340
Receivables:
Investment securities sold	1,613,808
Fund shares sold	52,374
Interest	1,167,427
Prepaid expenses	10,378
Reimbursement due from manager	224
Other assets	1,157
Total assets	128,111,753
LIABILITIES:
Income distribution payable	11,174
Payable for investment securities purchased	1,384,894
Payable for investment management fees	4,623
Payable to trustees under the deferred compensation plan (Note 5)	1,157
Payable for trustee fees	1,517
Other accrued expenses and liabilities	16,495
Total liabilities	1,419,860
NET ASSETS	$126,691,893
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$128,442,151
Distributions in excess of net investment income	(4,558)
Accumulated net realized gain	331,385
Net unrealized depreciation	(2,077,085)
NET ASSETS	$126,691,893
* Cost of investments in securities	$125,098,949
Class P
Net assets	$123,629,192
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	11,792,040
Net asset value and redemption price per share	$10.48
Class SMA
Net assets	$3,062,701
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	292,289
Net asset value and redemption price per share	$10.48
See Accompanying Notes to Financial Statements
6

STATEMENT OF OPERATIONS for the six months ended September 30, 2015 (Unaudited)

INVESTMENT INCOME:
Interest	$2,584,242
Total investment income	2,584,242
EXPENSES:
Investment management fees(1)	304,742
Transfer agent fees:
Class P	110
Class SMA	633
Administrative service fees(1)	10,584
Shareholder reporting expense	5,490
Registration fees	14,618
Professional fees	20,829
Custody and accounting expense	10,875
Trustee fees	1,758
Miscellaneous expense	3,886
Total expenses	373,525
Net waived and reimbursed fees	(317,236)
Net expenses	56,289
Net investment income	2,527,953
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(661,573)
Futures	338,727
Net realized loss	(322,846)
Net change in unrealized appreciation (depreciation) on:
Investments	(6,716,213)
Futures	162,139
Net change in unrealized appreciation (depreciation)	(6,554,074)
Net realized and unrealized loss	(6,876,920)
Decrease in net assets resulting from operations	$(4,348,967)

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements
7

Statements of Changes in Net Assets (Unaudited)

	Six Months Ended September 30, 2015	Year Ended March 31, 2015
FROM OPERATIONS:
Net investment income	$2,527,953	$4,289,961
Net realized gain (loss)	(322,846)	1,967,221
Net change in unrealized appreciation (depreciation)	(6,554,074)	2,232,039
Increase (decrease) in net assets resulting from operations	(4,348,967)	8,489,221
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class P	(2,470,288)	(4,197,164)
Class SMA	(57,665)	(92,797)
Net realized gains:
Class P	—	(1,403,725)
Class SMA	—	(24,974)
Total distributions	(2,527,953)	(5,718,660)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,477,616	32,199,957
Reinvestment of distributions	2,452,623	5,601,005
	5,930,239	37,800,962
Cost of shares redeemed	(1,127,163)	(5,663,052)
Net increase in net assets resulting from capital share transactions	4,803,076	32,137,910
Net increase (decrease) in net assets	(2,073,844)	34,908,471
NET ASSETS:
Beginning of year or period	128,765,737	93,857,266
End of year or period	$126,691,893	$128,765,737
Distributions in excess of net investment income at end of year or period	$(4,558)	$(4,558)

See Accompanying Notes to Financial Statements
8

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class P
09-30-15	11.07	0.21•	(0.59)	(0.38)	0.21	—	—	0.21	—	10.48	(3.41)	0.59	0.09	0.09	4.00	123,629	193
03-31-15	10.79	0.43	0.42	0.85	0.43	0.14	—	0.57	—	11.07	8.05	0.61	0.11	0.11	3.92	125,607	436
03-31-14	10.69	0.41•	0.09	0.50	0.39	0.01	—	0.40	—	10.79	4.81	0.71	0.15	0.15	3.89	87,072	536
03-01-13(4) - 03-31-13	10.73	0.03	(0.04)	(0.01)	0.03	—	—	0.03	—	10.69	(0.13)	0.73	0.15	0.15	2.96	3	29
Class SMA
09-30-15	11.06	0.22•	(0.58)	(0.36)	0.22	—	—	0.22	—	10.48	(3.27)	0.64	0.00*,(5)	0.00*,(5)	4.08(5)	3,063	193
03-31-15	10.78	0.44	0.42	0.86	0.44	0.14	—	0.58	—	11.06	8.19	0.65	0.00*,(5)	0.00*,(5)	4.01(5)	3,158	436
03-31-14	10.69	0.41	0.10	0.51	0.41	0.01	—	0.42	—	10.78	4.87	0.71	0.00(5)	0.00(5)	3.79(5)	6,785	536
03-31-13	10.52	0.33	0.25	0.58	0.33	0.08	—	0.41	—	10.69	5.49	0.73	0.00(5)	0.00(5)	3.05(5)	10,222	29
03-31-12	10.28	0.35	0.38	0.73	0.35	0.14	—	0.49	—	10.52	7.20	1.16	0.00(5)	0.00(5)	3.33(5)	10,978	27
03-31-11	10.44	0.40•	0.15	0.55	0.40	0.31	—	0.71	—	10.28	5.40	1.37	0.00(5)	0.00(5)	3.79(5)	7,375	144

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of any wrap fees, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

(5)
The Investment Adviser has contractually agreed to reimburse all operating expenses of Class SMA indefinitely, except certain extraordinary expenses. Expense ratios do not include fees charged by the program sponsor for participation in a wrap fee program.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
9

Notes to Financial Statements as of September 30, 2015 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (“Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fourteen separately managed series. This report is for Voya Investment Grade Credit Fund (“Investment Grade Credit” or the “Fund”), a diversified series of the Trust.
The Fund offers Class P* and Class SMA shares. The separate classes of shares differ principally in the type of shareholder permitted to invest in each class and the contractual expenses in place for each class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Voya Investments, LLC is absorbing and/or reimbursing all operating expenses of Class SMA, except certain extraordinary expenses. However, Class SMA is an integral part of separately managed account programs (“wrap programs”) sponsored by investment advisers and broker-dealers that may or may not be affiliated with Voya Investments, LLC. If you are a participant in a wrap program, you pay a “wrap fee” to the sponsor of the program for the cost and expenses of the program.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt

*
Patent Pending

10

Notes to Financial Statements as of September 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included following the Summary Portfolio of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of

11

Notes to Financial Statements as of September 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments.
For the period ended September 30, 2015, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.
C. Risk Exposures and the Use of Derivative Instruments. The Fund pursues its investment objectives by purchasing derivative instruments, including, but not limited to, futures contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors.
Market Risk Factors. In pursuit of its investment objectives, the Fund invests in derivative instruments to increase or decrease its exposure to the following market risk factors:
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase the Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.
D. Futures Contracts. The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the

12

Notes to Financial Statements as of September 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

contract at the time it was opened and the value at the time it was closed. Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2015, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended September 30, 2015, the Fund had an average notional value of  $46,662,121 and $41,004,152 on futures contracts purchased and sold, respectively. Please refer to the table following the Summary Portfolio of Investments for open futures contracts at September 30, 2015.
E. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund distributes capital gains, if any, annually. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
F. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
G. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
I. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended September 30, 2015, the cost of purchases and proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Investment Grade Credit	$120,665,200	$111,304,044
U.S. government securities not included above were as follows:
	Purchases	Sales
Investment Grade Credit	$122,374,500	$126,309,277
NOTE 4 — INVESTMENT MANAGEMENT AND DISTRIBUTION FEES
Prior to May 1, 2015, the Fund had entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Management Agreement compensated the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.40% of the Fund’s average daily net assets. The Investment Adviser was contractually obligated to waive the management fee for

13

Notes to Financial Statements as of September 30, 2015 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT AND DISTRIBUTION FEES (continued)

Class P shares of the Fund. This waiver was not eligible for recoupment. Amounts paid to the Investment Adviser through April 30, 2015 are reflected as investment management fees on the accompanying Statement of Operations.
Also, prior to May 1, 2015, the Fund had entered into an administrative agreement (“Administrative Agreement”) with Voya Funds Services, LLC (the “Administrator”), a Delaware limited liability company. The Administrator provided certain administrative and shareholder services necessary for the Fund’s operations and was responsible for the supervision of other service providers. For its services, the Administrator was entitled to receive from the Fund a fee at an annual rate of 0.10% of its average daily net assets. The Administrator was contractually obligated to waive its fee for Class P shares of the Fund. This waiver was not eligible for recoupment. Amounts paid to the Administrator through April 30, 2015 are reflected as administrative service fees on the accompanying Statement of Operations.
Effective May 1, 2015, the terms of the Fund’s Management Agreement and Administrative Agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and there is no change to the investment management or administrative services provided.
The Amended and Restated Investment Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Fund. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board. Single management fee amounts paid to the Investment Adviser from May 1, 2015 through September 30, 2015 are reflected as investment management fees on the accompanying Statement of Operations.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
The Fund does not pay the Distributor a distribution fee.
NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2015, the following affiliated investment company owned more than 5% of the Fund:
Affiliated Investment Company	Percentage
Voya Intermediate Bond Portfolio	95.62%
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Fund has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.
NOTE 6 — EXPENSE LIMITATIONS
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”), between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to absorb and/or reimburse certain fees and expenses. Under the Expense Limitation Agreement, to the extent not inconsistent with U.S. tax requirements, the Investment Adviser will absorb and reimburse all ordinary operating expenses of Class SMA and Class P shares, so that the expenses are 0.00% and 0.15%, respectively. The Expense Limitation Agreement excludes interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses.
The Investment Adviser may at a later date recoup from the Fund for fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio

14

Notes to Financial Statements as of September 30, 2015 (Unaudited) (continued)

NOTE 6 — EXPENSE LIMITATIONS (continued)

does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of September 30, 2015, the amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:
	September 30,
	2016	2017	2018	Total
Investment Grade Credit	$61,759	$32,146	$3,422	$97,327
The Expense Limitation Agreement is contractual through August 1, 2016 for Class P shares and indefinitely for Class SMA shares and shall renew automatically for one-year terms for Class P shares only. Termination or modification of this obligation requires approval by the Board.
NOTE 7 — LINE OF CREDIT
The Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of  $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 22, 2015, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Fund did not utilize the line of credit during the period ended September 30, 2015.

NOTE 8 — CAPITAL SHARES TRANSACTIONS
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class P
9/30/2015	216,073	—	230,076	—	446,149	2,290,000	—	2,452,623	—	4,742,623
3/31/2015	2,762,455	—	511,170	—	3,273,625	30,250,000	—	5,600,892	—	35,850,892
Class SMA
9/30/2015	111,190	—	—*	(104,383)	6,807	1,187,616	—	—*	(1,127,163)	60,453
3/31/2015	177,841	—	10	(521,614)	(343,763)	1,949,957	—	113	(5,663,052)	(3,712,982)

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

NOTE 9 — CONCENTRATION OF INVESTMENT RISKS
All Voya family of funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses during the period. The following are the principal risks associated with investing in the Fund. This is not, and is not intended to be, a description of all risks of investing in the Fund. A more detailed description of the risks of investing in the Fund is contained in the Fund’s current prospectus.
Foreign Investments. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing

15

Notes to Financial Statements as of September 30, 2015 (Unaudited) (continued)

NOTE 9 — CONCENTRATION OF INVESTMENT RISKS (continued)

standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Credit Risk. The Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase the Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.
NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Six Months Ended September 30, 2015	Year Ended March 31, 2015
Ordinary Income	Ordinary Income
$2,527,953	$5,718,660
The tax-basis components of distributable earnings as of March 31, 2015 were:
Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)
$286,328	$4,850,876
At March 31, 2015, the Fund did not have any capital loss carryovers for U.S. federal income tax purposes.
The Fund’s major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2010.
As of September 30, 2015, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.
NOTE 11 — RESTRUCTURING PLAN
Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

16

Notes to Financial Statements as of September 30, 2015 (Unaudited) (continued)

NOTE 11 — RESTRUCTURING PLAN (continued)

In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.
In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Investment Adviser to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and sub-adviser provide services to the Fund. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Fund, as applicable, in connection with the IPO. In addition, in 2013, shareholders of the Fund approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Investment Adviser or the current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.
On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that meeting, the Investment Adviser represented that the new investment advisory and affiliated sub-advisory agreements approved by the Board were not materially different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Fund will not be asked to vote again on these new agreements with the Investment Adviser and affiliated sub-adviser.
In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of Voya Financial, Inc.’s common stock and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from these transactions.
NOTE 12 — SUBSEQUENT EVENTS
Dividends. Subsequent to September 30, 2015, the Fund declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Class P	$0.0368	November 2, 2015	Daily
Class SMA	$0.0377	November 2, 2015	Daily
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

17

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.6%
		Basic Materials: 1.2%
1,000,000	#	Anglo American Capital PLC, 4.125%, 04/15/21	$870,911	0.7
482,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	400,263	0.3
325,000		Other Securities	261,764	0.2
			1,532,938	1.2
		Communications: 12.5%
1,778,000		AT&T, Inc., 4.750%, 05/15/46	1,636,411	1.3
1,015,000		AT&T, Inc., 4.800%-5.350%, 09/01/40-06/15/44	959,223	0.8
950,000		CBS Corp., 4.000%, 01/15/26	936,361	0.7
750,000	#	CCO Safari II LLC, 3.579%, 07/23/20	745,180	0.6
1,072,000	#	CCO Safari II LLC, 6.484%, 10/23/45	1,083,569	0.8
1,000,000		Cisco Systems, Inc., 3.500%, 06/15/25	1,033,660	0.8
1,000,000		Comcast Corp., 3.375%, 08/15/25	1,009,361	0.8
1,059,000	#	Cox Communications, Inc., 4.800%, 02/01/35	941,850	0.7
1,000,000		Scripps Networks Interactive, Inc., 3.950%, 06/15/25	970,323	0.8
900,000	#	Telecom Italia SpA, 5.303%, 05/30/24	883,125	0.7
850,000		Time Warner Cable, Inc., 5.000%-5.875%, 02/01/20-11/15/40	859,518	0.7
1,140,000		Time Warner, Inc., 3.600%-4.900%, 07/15/25-06/15/42	1,130,822	0.9
2,984,000		Verizon Communications, Inc., 3.500%-6.550%, 09/15/23-08/21/54	3,057,841	2.4
628,000		Other Securities	642,667	0.5
			15,889,911	12.5
		Consumer, Cyclical: 5.9%
1,149,000		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/25	1,140,382	0.9
1,234,000		CVS Health Corp., 3.875%-5.125%, 07/20/25-07/20/45	1,304,018	1.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
1,284,000		Ford Motor Credit Co. LLC, 2.597%-3.000%, 06/12/17-11/04/19	$1,288,286	1.0
1,150,000		Home Depot, Inc./The, 3.350%, 09/15/25	1,173,079	0.9
1,150,000		Lowe’s Cos, Inc., 3.375%, 09/15/25	1,165,330	0.9
1,463,000		Other Securities	1,384,788	1.1
			7,455,883	5.9
		Consumer, Non-cyclical: 14.8%
1,174,000		AbbVie, Inc., 3.600%, 05/14/25	1,161,911	0.9
1,037,000		Actavis Funding SCS, 4.750%, 03/15/45	945,644	0.8
1,000,000	#	BAT International Finance PLC, 3.950%, 06/15/25	1,042,630	0.8
1,150,000		Biogen, Inc., 4.050%, 09/15/25	1,164,854	0.9
1,550,000		Gilead Sciences, Inc., 4.750%, 03/01/46	1,561,214	1.2
1,500,000	#	HJ Heinz Co., 5.000%, 07/15/35	1,571,607	1.3
1,063,000	#	JM Smucker Co., 4.375%, 03/15/45	1,020,547	0.8
1,009,000		Laboratory Corp. of America Holdings, 3.600%, 02/01/25	979,094	0.8
380,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/45	346,379	0.3
1,149,000		Medtronic, Inc., 4.625%, 03/15/45	1,188,338	0.9
1,000,000		Reynolds American, Inc., 4.450%, 06/12/25	1,048,800	0.8
1,250,000		Synchrony Financial, 3.000%-4.250%, 08/15/19-08/15/24	1,254,341	1.0
1,150,000		Sysco Corp., 4.850%, 10/01/45	1,175,791	0.9
1,000,000		UnitedHealth Group, Inc., 4.750%, 07/15/45	1,059,218	0.8
3,277,000		Other Securities	3,266,082	2.6
			18,786,450	14.8
		Energy: 14.2%
1,705,000		BP Capital Markets PLC, 2.315%-3.506%, 02/13/20-03/17/25	1,700,323	1.4

See Accompanying Notes to Financial Statements
18

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2015 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
400,000	#	Columbia Pipeline Group, Inc., 5.800%, 06/01/45	$383,461	0.3
1,862,000		ConocoPhillips Co., 3.350%, 05/15/25	1,817,446	1.4
1,500,000		Energy Transfer Partners L.P., 3.600%-6.125%, 02/01/23-12/15/45	1,342,072	1.1
1,127,000		MPLX L.P., 4.000%, 02/15/25	1,036,146	0.8
1,210,000		Phillips 66 Partners L.P., 3.605%, 02/15/25	1,099,395	0.9
1,260,000		Shell International Finance BV, 3.250%, 05/11/25	1,249,049	1.0
1,272,000		Williams Partners L.P., 3.600%, 03/15/22	1,172,840	0.9
9,110,000		Other Securities	8,118,501	6.4
			17,919,233	14.2
		Financial: 34.4%
1,100,000		Air Lease Corp., 2.125%, 01/15/18	1,091,750	0.9
928,000		Bank of America Corp., 3.875%, 08/01/25	942,917	0.8
2,562,000		Bank of America Corp., 4.000%-6.500%, 01/22/25-12/29/49	2,539,492	2.0
1,208,000	#	BNP Paribas SA, 4.375%, 09/28/25	1,180,589	0.9
735,000	#	BNP Paribas SA, 7.375%, 12/29/49	740,513	0.6
1,042,000	#	BPCE SA, 4.500%, 03/15/25	1,005,061	0.8
956,000		Citigroup, Inc., 4.450%, 09/29/27	951,193	0.8
550,000		Citigroup, Inc., 6.300%, 12/29/49	529,870	0.4
937,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.375%, 08/04/25	939,925	0.7
1,410,000		Corporate Office Properties L.P., 3.700%-5.000%, 06/15/21-07/01/25	1,403,285	1.1
971,000	#	Credit Agricole SA, 4.375%, 03/17/25	939,177	0.7
500,000	#	Credit Suisse AG, 6.500%, 08/08/23	539,687	0.4
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
1,262,000	#	Credit Suisse Group Funding Guernsey Ltd., 4.875%, 05/15/45	$1,242,202	1.0
2,231,000		Goldman Sachs Group, Inc., 5.150%-6.750%, 10/01/37-12/31/49	2,324,812	1.8
1,076,000		HSBC Holdings PLC, 6.375%, 03/29/49	1,028,925	0.8
530,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	565,511	0.5
645,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	637,832	0.5
1,190,000	#	Intesa Sanpaolo SpA, 7.700%, 12/29/49	1,163,864	0.9
923,000		JPMorgan Chase & Co., 3.900%, 07/15/25	945,351	0.7
1,770,000		JPMorgan Chase & Co., 4.125%-6.125%, 12/15/26-12/29/49	1,768,381	1.4
1,099,000		Lloyds Banking Group PLC, 4.500%-7.500%, 11/04/24-04/30/49	1,115,073	0.9
1,403,000		MetLife, Inc., 5.250%, 12/29/49	1,395,985	1.1
2,194,000		Morgan Stanley, 3.950%-5.550%, 09/08/26-12/29/49	2,163,635	1.7
946,000	#	Santander UK Group Holdings PLC, 4.750%, 09/15/25	939,929	0.7
900,000	#	Societe Generale SA, 4.250%, 04/14/25	855,037	0.7
1,190,000	#	Societe Generale SA, 8.000%, 12/29/49	1,174,946	0.9
1,204,000	#	UBS Group Funding Jersey Ltd., 4.125%, 09/24/25	1,201,576	1.0
1,379,000		Wells Fargo & Co., 4.100%-4.650%, 06/03/26-11/04/44	1,371,126	1.1
923,000		Wells Fargo & Co., 4.300%, 07/22/27	942,427	0.8
1,280,000		XLIT Ltd., 4.450%, 03/31/25	1,283,903	1.0
8,595,000		Other Securities	8,648,875	6.8
			43,572,849	34.4

See Accompanying Notes to Financial Statements
19

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2015 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: 1.3%
810,000	#	Flextronics International Ltd, 4.750%, 06/15/25	$786,688	0.6
891,000		Other Securities	863,706	0.7
			1,650,394	1.3
		Technology: 4.8%
1,120,000		Apple, Inc., 3.200%, 05/13/25	1,128,760	0.9
940,000		HP Enterprise Co., 4.400%, 10/15/22	938,139	0.7
1,350,000		Intel Corp., 4.900%, 07/29/45	1,401,131	1.1
1,141,000		QUALCOMM, Inc., 3.450%, 05/20/25	1,079,182	0.9
1,624,000		Other Securities	1,582,664	1.2
			6,129,876	4.8
		Utilities: 5.5%
690,000	#	AEP Texas Central Co., 3.850%, 10/01/25	699,609	0.5
631,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	634,867	0.5
900,000	#	Oncor Electric Delivery Co. LLC, 2.950%, 04/01/25	866,647	0.7
4,667,000		Other Securities	4,761,469	3.8
			6,962,592	5.5
		Total Corporate Bonds/Notes (Cost $121,765,713)	119,900,126	94.6

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 2.7%
	U.S. Treasury Bonds: 2.7%
1,199,000	2.000%, due 08/15/25	$1,193,412	1.0
2,108,000	3.000%, due 05/15/45	2,159,340	1.7
		3,352,752	2.7
	U.S. Treasury Notes: 0.0%
39,000	1.750%, due 09/30/22	38,994	0.0
	Total U.S. Treasury Obligations (Cost $3,333,236)	3,391,746	2.7
	Total Investments in Securities (Cost $125,098,949)	$123,291,872	97.3
	Assets in Excess of Other Liabilities	3,400,021	2.7
	Net Assets	$126,691,893	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $125,291,614.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,413,639
Gross Unrealized Depreciation	(3,413,381)
Net Unrealized Depreciation	$(1,999,742)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$119,900,126	$—	$119,900,126
U.S. Treasury Obligations	—	3,391,746	—	3,391,746
Total Investments, at fair value	$—	$123,291,872	$—	$123,291,872
Other Financial Instruments+
Futures	156,452	—	—	156,452
Total Assets	$156,452	$123,291,872	$—	$123,448,324

See Accompanying Notes to Financial Statements
20

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2015 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Liabilities Table
Other Financial Instruments+
Futures	$(426,460)	$—	$—	$(426,460)
Total Liabilities	$(426,460)	$—	$—	$(426,460)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2015, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	109	12/31/15	$23,874,407	$27,551
U.S. Treasury 5-Year Note	168	12/31/15	20,246,626	128,901
			$44,121,033	$156,452
Short Contracts
U.S. Treasury 10-Year Note	(201)	12/21/15	(25,875,610)	(284,052)
U.S. Treasury Long Bond	(33)	12/21/15	(5,192,344)	(57,859)
U.S. Treasury Ultra Long Bond	(59)	12/21/15	(9,463,969)	(84,549)
			$(40,531,923)	$(426,460)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$156,452
Total Asset Derivatives		$156,452
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$426,460
Total Liability Derivatives		$426,460

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$338,727
Total	$338,727

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$162,139
Total	$162,139
See Accompanying Notes to Financial Statements
21

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com

SAR-IGCFSMA         (0915-112015)

Semi-Annual Report
September 30, 2015
Classes A, I and P*
■
Voya Emerging Markets Corporate Debt Fund

■
Voya Emerging Markets Hard Currency Debt Fund

■
Voya Emerging Markets Local Currency Debt Fund

■
Voya Securitized Credit Fund

*Patent Pending
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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Funds. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Living in Interesting Times
Dear Shareholder,
There’s a proverb that’s commonly taken as a curse — “May you live in interesting times.” Perhaps someone invoked this curse on the global economy, for recent times certainly have been interesting. Recovery from the financial crisis has been slow, leaving many with the unsettling feeling that things still aren’t back to normal. Central banks have resorted to unconventional policy tools such as quantitative easing to stimulate the economy; while these tools have kept interest rates low and helped economies recover; they have not reignited global demand.
As of this writing in late October, the Federal Reserve has again delayed raising interest rates in the United States, China has cut its interest rates and the European Central Bank is planning to increase its stimulus program. It will be interesting to see what happens next: whether economic activity will strengthen enough to allow demand to rise naturally, or whether the global economy will continue to depend on policy support.
This economic backdrop leads to market uncertainty, which leads to intense periods of volatility, in our view. How can investors keep their perspective in such times? Don’t let today’s uncertainties distract you from focusing on your long-term goals. Keep sight of why you’re investing; don’t risk compromising your goals for the sake of avoiding volatility now. Keep your portfolio well-diversified and thoroughly discuss any prospective changes with your financial advisor before you take action.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your financial advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,

Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
October 30, 2015
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

Market Perspective: Six Months Ended September 30, 2015

For most of the first half of our new fiscal year, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, traded in a range worth 5% of its starting level. But in August an unexpected announcement from China re-awakened other concerns which intensified and drove the Index down 8.36% for the six-month period. (The Index returned -8.16% for the six-months ended September 30, 2015, measured in U.S. dollars.)
U.S. economic data started off mixed, but were improving by the end of the period, on balance. Employment was a source of strength after a dip in March. By September, the three-month average for jobs created was 221,000 and the unemployment rate was down to 5.1%. Reservations remained however, about the low labor force participation rate and sluggish wage growth. Gross domestic product (“GDP”) edged up 0.6% annualized in the first quarter of 2015, held back by the effects of another harsh winter, but rebounded to 3.9% in the second quarter. On the other hand, industrial production growth was uneven, while retail sales were still not showing much acceleration despite lower gasoline prices.
Superimposed on this was the prospect of rising U.S. interest rates. The U.S. Federal Reserve Board’s pronouncements through August suggested the time for an increase was approaching, while stressing that the process would be data driven. The Federal Open Market Committee (“FOMC”) had not increased rates for nine years and many feared that it would feel pressed to act before the economy was really ready. But when on September 17 the FOMC left rates unchanged, citing weakness overseas (see below), investors seemed unnerved by this unexpected new narrative, rather than relieved.
Internationally, the European Central Bank had at last implemented a program of quantitative easing in March. Before long the economic data started to look a little less weak: the unemployment rate ticked down to 11.0%, core inflation approached 1.0% and GDP rose 0.9% in the first half of 2015. But sentiment suffered when the integrity of the euro zone itself was threatened as Greece sought to ease the terms of its €240 billion bailout. After months of wrangling, Greece walked away from its creditors’ final offer, only to accept even stricter terms two weeks later in July, as it faced ejection from the euro zone.
Annual GDP growth in China decelerated to 7.0% in the first and second quarters of 2015, the slowest in six years. But to many commentators these nice round numbers were suspiciously close to government targets and the real situation was much weaker. Global nervousness intensified as the Shanghai Stock Exchange Composite Index (“Shanghai Composite”) rose 64% in 2015 to June 12, fueled by retail savings and margin debt, only to plunge 25% in two months despite government intervention. On August 11 global markets were shaken when China announced a 2% devaluation of the yuan, possibly a signal that the Chinese economy, the largest single contributor to global growth in recent years, was indeed weaker than had previously been admitted. It also threatened competitive currency devaluations by other less developed economies, already suffering from China’s fading demand for their raw materials. By the end of September the Shanghai Composite had lost all of its gains for 2015 and had taken the world’s equities and commodities markets with it.
In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) lost 0.47% in the first half of the fiscal year, while the Barclays U.S. Treasury Bond sub-index edged up 0.15%. Indices of riskier classes fared worse. The Barclays U.S. Corporate Investment Grade Bond sub-index fell 2.36%; the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) fell 4.82%. Reflecting another kind of risk, the Barclays Global Inflation Linked U.S. TIPS Index lost 2.20% as inflationary expectations receded.
U.S. equities, represented by the S&P 500® Index including dividends, dropped 6.18% in the six months through September. The price index, in the second quarter of 2015, ended a streak of nine quarterly gains, while August represented the worst month since May 2012. The consumer discretionary sector did best over the six months, slipping only 0.68%. The worst performing sectors were understandably energy and materials, slumping 18.97% and 17.29%, respectively. S&P 500® earnings per share in the second quarter of 2015, despite continuing high levels of share buybacks, recorded their first year-over-year decline since the third quarter of 2012, dragged down by the energy sector.
In currencies, the dollar gave back some of its strong gains in the previous six months. The dollar fell 3.98% against the euro, 2.04% against the pound and just 0.21% against the yen. The dollar’s gain against the yuan by the end of September was little changed from the 2% announced in August, reportedly restrained by official Chinese intervention.
In international markets, the MSCI Japan® Index had been up by more than 8% from March 31 on renewed optimism about the profitability and governance of Japanese corporations. But after China announced its currency devaluation, this was turned into a loss of 9.20% by September 30. Similarly the MSCI Europe ex UK® Index, which had set a new record in early April after the introduction of quantitative easing, the declining euro that went with it and some signs of improving data, was holding on to a slight gain before the announcement, but sank 11.27% for the six-month period. The MSCI UK® Index with its large energy and materials exposure had already been buffeted by price weakness in these commodities, as well as disappointing news from its banking sector. But a deficit of less than 1% through August 10 became a loss of 9.19% by September 30.
Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Barclays Global Inflation Linked U.S. TIPS Index	The index measures the performance of the US Treasury Inflation Protected Securities (TIPS) market.
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Securitized Bond Index	An unmanaged index of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible), and fixed-rate mortgage-backed securities.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
JP Morgan Corporate Emerging Markets Bond Index Diversified	A liquid global benchmark for US-dollar corporate emerging market bonds. The CEMBI Diversified limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, balanced weightings for countries included in the index.
JP Morgan Emerging Markets Bond Index Global Diversified	Tracks total returns for US dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.
JP Morgan Government Bond Index — Emerging Markets Global Diversified	A comprehensive, global local Emerging Markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. Weights of those countries in the index with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
Shanghai Stock Exchange Composite Index	A capitalization-weighted index. The index tracks the daily price performance of all A-shares and B-shares listed on the Shanghai Stock Exchange. The index was developed on December 19, 1990 with a base value of 100.

Voya Emerging Markets Corporate Debt Fund	Portfolio Managers’ Report

Geographic Diversification as of September 30, 2015 (as a percentage of net assets)

Mexico	10.5%
Russia	8.1%
India	7.4%
Chile	6.9%
Hong Kong	6.4%
China	6.3%
Peru	4.6%
United Arab Emirates	4.5%
United States	3.5%
Turkey	3.4%
Countries between 0.4% – 3.3%^	27.0%
Assets in Excess of Other Liabilities*	11.4%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 19 countries, which each represents 0.4% – 3.3% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Corporate Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Kurt Kringelis, CFA, Rob Turner and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-month period ended September 30, 2015, the Fund’s Class P shares returned -2.00%, compared to the JP Morgan Corporate Emerging Markets Bond Index Diversified (the “Index” or “JPM CEMBI”) which returned -1.91% for the same period.
Portfolio Specifics: Fund underperformance versus the benchmark was mitigated as returns improved during the second-half of the period, but did not regain the losses incurred during the first half of the period. Sector allocation for the period detracted from performance of the fund as allocations to most industries, led by financials, suffered during the latter half of the period. Security selection improved performance despite the continued downside surprise of China. We maintained a defensive outlook to emerging markets (“EM”) during the period. Rate volatility in U.S. and European interest rates affirmed our cautious outlook. For the six-month reporting period, the Fund’s overweight to industrials and also security selection within commodity-related industries detracted from performance. Furthermore, an underweight to Russian banks and overweight position in Pacific Rubiales detracted from returns during the period. Adding to performance were individual security selection choices within Indonesia and telecoms.
The net impact to the Fund during the first half of the period from sector positioning was positive while security selection was negative. Commodity-related exposure and financial sectors were the largest negative contributors. Utilities and telecommunications were the largest positive contributors. We started the quarter cautiously positioned but increased EM risk on an absolute level due to stability in commodity and energy prices and increasingly positive global sentiment towards the progress in the Petrobras accounting scandal and Russia/Ukraine de-escalation. We focused on being overweight defensive Latin American credits and underweight lower quality Asian credits. Throughout the quarter we moved to reduce our Latin American overweight in order to increase exposure to Asia due to valuations and fundamentals. We also marginally increased our Russian energy exposure. Our defensive positioning, especially being underweight lower quality credits, hurt the Fund’s performance.
The net impact to the Fund in asset allocation across corporate sub-sectors and ratings all detracted from performance while country selection contributed
Top Ten Holdings as of September 30, 2015* (as a percentage of net assets)

United States Treasury Note, 2.375%, 03/31/16	3.5%
DP World Ltd., 6.850%, 07/02/37	2.2%
Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1.8%
Bestgain Real Estate, 2.625%, 03/13/18	1.5%
Southern Copper Corp., 6.750%, 04/16/40	1.5%
Alfa SAB de CV, 6.875%, 03/25/44	1.5%
Myriad International Holdings BV, 6.000%, 07/18/20	1.5%
Cementos Pacasmayo SAA, 4.500%, 02/08/23	1.4%
MTS International Funding Ltd., 8.625%, 06/22/20	1.3%
Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	1.3%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
positively. In addition, security selection within sectors, ratings, and by country was positive on a relative basis for the same period. Industrials and commodity-related exposures again suffered, while financials and telecommunications outperformed. We became more defensive as the second half of the period progressed due to a China economic slowdown, a selloff in lower quality credits due to commodity weakness and global risk off, and Federal Reserve Board induced volatility regarding a potential interest rate hike. Idiosyncratic risk such as the Brazilian political impasse and negative agency ratings momentum also influenced the Fund’s defensive positioning stance. We continued to focus on owning defensive Latin American credits and being underweight lower quality Asian credits. Our defensive positioning in lower quality credits helped the Fund’s performance during the second half of the period. Being underweight Brazilian banks was a large contributor to outperformance as the banking system in Brazil came under heavy pressure due to declining Brazilian macro fundamentals. The downgrade by Standard & Poor’s of Brazil to a lower quality credit rating put pressure on the quasi-banks such as Banbra, Caixia, BNDES, as they rely on the potential support from the Brazil government.
Treasury futures were used during the period to manage the Fund’s duration. These instruments had a neutral impact on Fund performance.
Current Strategy & Outlook: EM bonds and currencies have recovered from oversold territory as valuations were inconsistent with most of the countries’ fundamentals. Despite some persistent idiosyncratic risks, e.g., Brazil, we believe investors are starting to again differentiate among countries and corporate issuers. As long as the Federal Reserve Board remains dovish, that is, inclined to keep interest rates low, it is our opinion that investors will be looking to increase their investment in EM while remaining highly selective. While favoring investment in EM, we would favor better rated credits in sovereign and corporate space over adding lower quality credit securities or asymmetrical credit profiles. Going into the last months of the year, we believe investors are thinking about how much to allocate to EM and the correct blend for the coming year.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. Fund holdings are subject to change daily. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

Portfolio Managers’ Report	Voya Emerging Markets Hard Currency Debt Fund

Geographic Diversification as of September 30, 2015 (as a percentage of net assets)

Argentina	6.5%
Indonesia	5.8%
Kazakhstan	5.2%
Mexico	4.5%
Turkey	4.3%
Panama	4.1%
Russia	3.7%
Poland	3.6%
Hungary	3.4%
South Africa	3.2%
Countries between 0.0% – 3.1%^	47.7%
Assets in Excess of Other Liabilities*	8.0%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 38 countries, which each represents 0.0% – 3.1% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Hard Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Matthew Toms, CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-month period ended September 30, 2015, the Fund’s Class P shares returned -2.22%, compared to the JP Morgan Emerging Markets Bond Index Global Diversified (the “Index” or “JPM EMBI”) which returned -2.04% for the same period.
Portfolio Specifics: We maintained a neutral to positive outlook to emerging markets during the period. Rate volatility in U.S. and European interest rates affirmed our cautious outlook. Fund underperformance was mainly due to reversals that occurred in the second half of the reporting period. Security selection had a positive impact on returns during the first three months but finished the six-month period negative as emerging markets reacted extremely to negative economic surprises from China. Country allocation was also slightly negative during the period. Allocations to Latin American countries such as Brazil, Mexico, and Chile, as well as Turkey, Russia, and Indonesia, all detracted from performance over the six-month period, while positions in Venezuela and Ukraine performed well in the Fund.
Positive country selection was the main driver of Fund outperformance over the first half of the reporting period. Overweight positions in key oil sensitive credits (Kazakhstan, Venezuela and Russia) were the largest contributors. A small underweight to Ukraine and high yield Asian credits were the largest sources of underperformance relative to the Index. Security selection was also a meaningful source of relative return. Overweight positions in the South African electrical utility company Eskom SA and the Argentinian oil company YPF SA were notable examples. However, positioning in Mexico, Turkey and Indonesia weighed on returns as the spreads of long-dated and quasi-sovereign securities underperformed.
Emerging market external debt returns were broadly negative for the second half of the reporting period with the Index declining 1.71%. The backdrop for emerging market (“EM”) countries was equally as challenged. Commodity markets
Top Ten Holdings as of September 30, 2015* (as a percentage of net assets)

Poland Government International Bond, 3.000%, 03/17/23	2.7%
Turkey Government International Bond, 7.375%, 02/05/25	2.4%
Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	2.1%
Lebanon Government International Bond, 6.100%, 10/04/22	1.9%
Turkey Government International Bond, 6.000%, 01/14/41	1.9%
Petroleos Mexicanos, 5.500%, 06/27/44	1.7%
Ivory Coast Government International Bond, 5.750%, 12/31/32	1.7%
Indonesia Government International Bond, 8.500%, 10/12/35	1.7%
Brazil Government International Bond, 2.625%, 01/05/23	1.6%
Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	1.6%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
declined with the prices of oil and copper down 25% and 10%, respectively during the second half of the reporting period. Developments in China were a primary driver of asset price declines. A sudden change in currency and monetary policy leading to more foreign exchange liberalization, disappointing data releases and a selloff in domestic equity valuations increased uncertainty around the severity of China’s slowdown, the resulting impact on global growth and policymakers’ ability to successfully rebalance the economy. Uncertainty around the timing of the Federal Reserve Board’s (“Fed”) interest rate hike also contributed to elevated volatility. Potential downside risks to Chinese and broader EM growth likely influenced the Fed’s decision to not raise rates. Index declines were broad-based, with 47 of the 63 Index constituents posting negative returns. Brazil was the largest detractor from Index returns, as the government of President Rousseff was unable to deliver a long promised fiscal surplus and rating agency Standard and Poor’s downgraded the country to below investment grade. Commodity dependent credits were also large negative contributors. Ukraine was the Index’s best performing county as the embattled eastern European nation agreed to a less onerous debt restructuring outcome with bondholders.
Security selection hurt performance during the second half of the period. Overweight exposures to oil-related credits and quasi-sovereign issuers were the main detractors from returns. Notable examples include state-owned oil companies in Argentina, Indonesia and Mexico as well as positions in Kazakhstan and Zambia. Significant contributors to returns included underweight positions across Asia, as well as security selection decisions in Ecuador and Ukraine.
Treasury futures were used during the period to manage duration.
Current Strategy & Outlook: EM sovereign and corporates have recovered from oversold territory as valuations were inconsistent with most of the countries’ fundamentals. Despite some persistent idiosyncratic risks, e.g. Brazil, we believe investors are starting to again differentiate among countries and corporate issuers. As long as the Fed remains dovish, that is, inclined to keep interest rates low, it is our opinion that investors will be looking to increase their EM investments while remaining highly selective. While favoring investment in EM, we would favor better rated credits in sovereign and corporate space over adding high yield securities or asymmetrical credit profiles. Going into the last months of the year, we believe investors are thinking about how much to allocate to EM and the correct blend for the coming year.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. Fund holdings are subject to change daily. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

Voya Emerging Markets Local Currency Debt Fund	Portfolio Managers’ Report

Geographic Diversification as of September 30, 2015 (as a percentage of net assets)

Poland	9.1%
Turkey	7.8%
Supranational	7.8%
Indonesia	7.6%
Mexico	7.0%
United States	5.8%
Thailand	5.6%
Malaysia	5.3%
Hungary	5.2%
Brazil	4.9%
Countries between 0.0% – 4.7%^	20.8%
Assets in Excess of Other Liabilities*	13.1%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 10 countries, which each represents 0.0% – 4.7% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Local Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Brian Timberlake, Ph.D., CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-month period ended September 30, 2015, the Fund’s Class P shares returned -10.22%, compared to the JP Morgan Government Bond Index — Emerging Markets Global Diversified (the “Index” or “JPM GBI-EM”) which returned -11.40% for the same period.
Portfolio Specifics: Local currency emerging market (“EM”) debt returns were negative over the period. Higher developed market rates and broad based EM currency weakness versus the U.S. dollar were the main drivers of negative returns.
Geopolitical risks, volatility in commodities and uncertainty around the timing of the Federal Reserve Board’s (“Fed”) interest rate hike contributed to elevated volatility over the six-month period. It is our opinion that potential downside risks to Chinese and broader EM growth likely influenced the Fed’s decision to not raise rates. Brazil was the largest detractor from Index returns as the government of President Rousseff was unable to deliver a solid and consistent fiscal policy and rating agency Standard and Poor’s downgraded the country to below investment grade. The currencies of large commodity exporters, such as Colombia, Indonesia, Malaysia and South Africa, were also large negative contributors. In terms of Fund performance, short positioning in both EM interest rates and foreign exchange contributed to results. The largest contributors to performance were the Fund’s underweight duration and foreign exchange positions in Brazil, Turkey and Indonesia, along with an underweight in the Colombian peso. The Fund’s short euro position versus the U.S. dollar and an overweight in the Mexican peso hurt performance. Country allocation and security selection ended positive during the six-month period.
Top Ten Holdings as of September 30, 2015* (as a percentage of net assets)

Poland Government Bond, 5.750%, 10/25/21	4.7%
Turkey Government Bond, 9.000%, 03/08/17	4.7%
United States Treasury Note, 2.375%, 03/31/16	4.6%
Mexican Bonos, 10.000%, 12/05/24	4.0%
Thailand Government Bond, 3.625%, 06/16/23	3.7%
South Africa Government Bond, 10.500%, 12/21/26	3.4%
Poland Government Bond, 3.750%, 04/25/18	2.9%
JPMorgan Chase & Co., (Republic of Indonesia), 6.250%, 04/17/17	2.6%
Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	2.6%
Romania Government Bond, 6.000%, 04/30/16	2.4%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
Our underweight EM interest rate positioning was the largest contributor to outperformance during the first half of the period. Top contributors to Index returns were Brazil and Russia, as asset prices rebounded from oversold levels. The largest detractors from Index performance were Turkey, Indonesia, Thailand and Mexico. The largest contributors to Fund performance were our underweight duration positions in Turkey, Indonesia, South Africa, Peru and Colombia. Foreign exchange positioning detracted from returns. Underweight positions to the Russian ruble and Brazilian real, an underweight duration position in Russia and an overweight in the Mexican peso detracted from results.
During the second half of the period, Brazil and commodity exporters were the worst performers. EM interest rates also trended higher despite lower developed market rates. The economic backdrop for EM was equally as challenged. Commodity markets saw major declines in oil and copper with prices down 25% and 10%, respectively while equity markets retrenched. Developments in China were a primary driver of asset price declines. A sudden change in currency and monetary policy leading to more foreign exchange liberalization, disappointing data releases and a selloff in domestic equity valuations increased uncertainty around the severity of China’s slowdown, the resulting impact on global growth and policymakers’ ability to successfully rebalance the economy.
Current Strategy & Outlook: EM interest rates and currencies have recovered from oversold territory as valuations were inconsistent with most of the EM countries’ fundamentals. Despite some persistent idiosyncratic risks, such as Brazil, we believe investors are starting to differentiate again among countries and foreign exchange. As long as the Fed remains dovish, it is our opinion that investors will be looking to increase their investment in EM while remaining highly selective in their currency exposure. For EM currencies to enter a structural positive trend, the outlook for EM growth, global trade and commodities must improve and stabilize. Going into the last months of the year, we believe investors are thinking about how much to allocate to EM and the correct blend in EM in the upcoming year.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. Fund holdings are subject to change daily. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

Portfolio Managers’ Report	Voya Securitized Credit Fund

Geographic Diversification as of September 30, 2015 (as a percentage of net assets)

United States	81.0%
Cayman Islands	13.1%
Ireland	0.6%
Assets in Excess of Other Liabilities*	5.3%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Voya Securitized Credit Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by David Goodson, Portfolio Manager of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-month period ended September 30, 2015, the Fund’s P Class shares returned 2.48%, compared to the Barclays U.S. Securitized Bond Index (the “Index” or “Barclays U.S. Securitized”), which returned 0.55% for the same period.
Portfolio Specifics: Fund positioning during the period held overweights relative to the Index in each of its core component sectors: commercial mortgage-backed securities (“CMBS”), non-agency residential mortgage-backed securities (“RMBS”) and asset-backed securities (“ABS”). The Fund’s overweights were offset by an underweight to agency RMBS, the primary Index sector. We maintained the Fund’s overweights throughout the reporting period and generally, the higher loss-adjusted yields of the Fund’s exposures led to outperformance. Among the component sectors of the Fund, each outperformed relative to the Index, with CMBS and non-agency RMBS outperforming the most. There were no significant changes in quality, duration or convexity within the Fund during the period. Yields were marginally lower over the period, than the previous period, as a result of the rally in interest rates.
The Fund maintains an overweight to subordinate positions from CMBS transactions issued prior to 2009. These securities serve to increase yield and shorten spread duration relative to the Index. During the latter half of the reporting period, these bonds outperformed more recently issued positions with comparable credit quality. Longer spread duration positions suffered disproportionately as heavy primary issuance impacted technical factors and drove excess returns down for the CMBS component of the Index over the full reporting period.
The Fund takes exposure to the ABS sector primarily through collateralized loan obligation (“CLO”) securities. During the second half of the reporting period, broader weakness in the corporate credit markets negatively influenced spreads for CLOs, which underperformed the ABS component of the Index. Because the ABS benchmark is primarily composed of consumer-oriented ABS sectors such as credit cards and autos,
Top Ten Holdings as of September 30, 2015* (as a percentage of net assets)

LB-UBS Commercial Mortgage Trust 2005-C7 E, 5.350%, 11/15/40	1.6%
Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G 2/42, 5.923%, 02/13/42	1.6%
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ, 5.632%, 10/15/48	1.6%
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.795%, 04/12/38	1.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-4 D, 5.285%, 07/10/45	1.6%
JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.066%, 01/12/37	1.6%
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 TAC1, 7.990%, 07/15/46	1.6%
BAMLL Re-REMIC Trust 2015-FRR11, 1.897%, 09/27/44	1.5%
Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	1.5%
JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	1.4%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
it remained relatively isolated from the impact of widening corporate credit spreads.
The Fund added duration with U.S. Treasury futures in order to hedge interest rate exposure relative to its Index and, overall, contributed to performance over the period.
Current Strategy & Outlook: We are constructive on the fundamentals underlying the domestic securitized credit markets. In our view, fundamentals will continue to support positions in these sectors, which may benefit disproportionately from such positive credit outcomes as:
•	Voluntary loan prepayments
•	Lower than expected cumulative loan defaults
•	Higher than expected recoveries upon collateral liquidation
•	Acceleration of bond repayment via execution of collateral clean-up calls
•	Ratings upgrades (albeit selectively)
Looking forward, we expect continued volatility in financial markets due to the uncertain growth prospects for Europe and China, fallout from the correction in energy prices and changes in U.S. monetary policy. As a symptom of this increased volatility, we believe general illiquidity and reduced investor risk appetite are likely to persist across the financial markets most directly impacted by these factors.
At this point, we believe the securitized markets in the U.S. are better protected from expected volatility than other financial markets. As market conditions continue to evolve, however, we are monitoring the potential for spillover risks into U.S. securitized markets.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. Fund holdings are subject to change daily. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2015*	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Annualized Expense Ratio*	Expenses Paid During the Period Ended September 30, 2015*
Voya Emerging Markets Corporate Debt Fund
Class P	$1,000.00	$980.00	0.09%	$0.45	$1,000.00	$1,024.55	0.09%	$0.46
Voya Emerging Markets Hard Currency Debt Fund
Class P	$1,000.00	$977.80	0.08%	$0.40	$1,000.00	$1,024.60	0.08%	$0.40
Voya Emerging Markets Local Currency Debt Fund
Class P	$1,000.00	$897.80	0.15%	$0.71	$1,000.00	$1,024.25	0.15%	$0.76
Voya Securitized Credit Fund
Class A(1)	$1,000.00	$1,008.80	1.00%	$1.62	$1,000.00	$1,020.00	1.00%	$5.05
Class I(1)	1,000.00	1,009.00	0.75	1.21	1,000.00	1,021.25	0.75	3.79
Class P	1,000.00	1,024.80	0.05	0.25	1,000.00	1,024.75	0.05	0.25

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

(1)
Commencement of operations was August 3, 2015. Expenses paid for the actual Fund’s return reflect the 59-day period ended September 30, 2015.

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2015 (Unaudited)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
ASSETS:
Investments in securities at fair value*	$76,645,722	$118,086,890	$66,076,918	$118,163,205
Short-term investments at fair value**	2,527,000	6,006,822	7,773,642	5,374,000
Total investments at fair value	$79,172,722	$124,093,712	$73,850,560	$123,537,205
Cash	3,563,363	223,614	3,538,518	1,871
Cash collateral for futures	184,320	299,996	9,906	739,041
Foreign currencies at value***	—	—	400,329	—
Receivables:
Investment securities sold	5,999,878	4,007,477	654,507	—
Dividends	237	285	200	234
Interest	1,152,700	1,799,709	1,381,524	506,119
Foreign tax reclaims	—	—	16,166	—
Unrealized appreciation on forward foreign currency contracts	—	—	58,631	—
Prepaid expenses	12,572	13,094	12,611	31,223
Reimbursement due from manager	—	—	2,786	9,626
Other assets	624	1,211	779	364
Total assets	90,086,416	130,439,098	79,926,517	124,825,683
LIABILITIES:
Payable for investment securities purchased	3,536,826	2,086,095	3,540,959	7,867
Unrealized depreciation on forward foreign currency contracts	—	—	235,631	—
Unrealized depreciation on OTC swap agreements	—	—	1,714	—
Payable for investment management fees	—	—	—	5
Payable for distribution and shareholder service fees	—	—	—	2
Payable to trustees under the deferred compensation plan (Note 6)	624	1,211	779	364
Payable for trustee fees	444	658	414	593
Other accrued expenses and liabilities	20,027	48,036	85,261	19,098
Total liabilities	3,557,921	2,136,000	3,864,758	27,929
NET ASSETS	$86,528,495	$128,303,098	$76,061,759	$124,797,754
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$90,294,761	$145,070,898	$105,347,760	$122,366,251
Undistributed net investment income/accumulated net investment loss	351,029	444,602	(1,794,824)	386,654
Accumulated net realized gain (loss)	(2,091,989)	(9,879,749)	(7,313,038)	1,783,689
Net unrealized appreciation (depreciation)	(2,025,306)	(7,332,653)	(20,178,139)	261,160
NET ASSETS	$86,528,495	$128,303,098	$76,061,759	$124,797,754
* Cost of investments in securities	$78,704,404	$125,375,974	$86,016,380	$118,274,063
** Cost of short-term investments	$2,527,000	$6,006,635	$7,773,087	$5,374,000
*** Cost of foreign currencies	$—	$—	$405,879	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2015 (Unaudited) (continued)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
Class A
Net assets	n/a	n/a	n/a	$14,103
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	1,372
Net asset value and redemption price per share†	n/a	n/a	n/a	$10.28
Maximum offering price per share (2.50%)(1)	n/a	n/a	n/a	$10.54
Class I
Net assets	n/a	n/a	n/a	$3,034
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	295
Net asset value and redemption price per share	n/a	n/a	n/a	$10.28
Class P
Net assets	$86,528,495	$128,303,098	$76,061,759	$124,780,617
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,217,157	14,266,961	11,106,231	12,122,089
Net asset value and redemption price per share	$9.39	$8.99	$6.85	$10.29

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of  $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended September 30, 2015 (Unaudited)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
INVESTMENT INCOME:
Dividends	$1,143	$1,858	$2,037	$1,201
Interest, net of foreign taxes withheld*	2,260,033	3,606,546	2,138,599	2,903,898
Total investment income	2,261,176	3,608,404	2,140,636	2,905,099
EXPENSES:
Investment management fees(1)	414,177	483,098	323,885	346,200
Distribution and shareholder service fees:
Class A	—	—	—	3
Transfer agent fees:
Class A	—	—	—	9
Class I	—	—	—	4
Class P	97	151	51	115
Administrative service fees(1)	7,301	10,963	7,067	9,509
Shareholder reporting expense	1,098	1,830	1,830	2,639
Registration fees	14,054	13,036	12,062	16,132
Professional fees	15,613	17,285	12,078	26,546
Custody and accounting expense	6,139	10,563	46,890	16,685
Trustee fees	1,331	1,976	1,241	1,779
Offering expense	—	—	—	15,435
Miscellaneous expense	2,780	4,628	2,182	4,660
Interest expense	87	24	36	—
Total expenses	462,677	543,554	407,322	439,716
Net waived and reimbursed fees	(421,478)	(494,061)	(343,719)	(408,971)
Net expenses	41,199	49,493	63,603	30,745
Net investment income	2,219,977	3,558,911	2,077,033	2,874,354
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,294,891)	(1,308,309)	(1,849,273)	63,478
Foreign currency related transactions	—	—	(785,832)	—
Futures	37,683	253,867	(623)	726,244
Swaps	107	—	6,476	—
Written options	—	—	37,390	—
Net realized gain (loss)	(1,257,101)	(1,054,442)	(2,591,862)	789,722
Net change in unrealized appreciation (depreciation) on:
Investments	(2,789,925)	(5,298,785)	(7,585,382)	(636,967)
Foreign currency related transactions	—	—	(563,027)	—
Futures	22,222	(116,809)	(454)	(33,338)
Swaps	—	—	(26,391)	—
Written options	—	—	(29,476)	—
Net change in unrealized appreciation (depreciation)	(2,767,703)	(5,415,594)	(8,204,730)	(670,305)
Net realized and unrealized gain (loss)	(4,024,804)	(6,470,036)	(10,796,592)	119,417
Increase (decrease) in net assets resulting from operations	$(1,804,827)	$(2,911,125)	$(8,719,559)	$2,993,771
* Foreign taxes withheld	$—	$—	$35,410	$—

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Emerging Markets Corporate Debt Fund		Voya Emerging Markets Hard Currency Debt Fund
	Six Months Ended September 30, 2015	Year Ended March 31, 2015	Six Months Ended September 30, 2015	Year Ended March 31, 2015
FROM OPERATIONS:
Net investment income	$2,219,977	$4,196,775	$3,558,911	$8,673,681
Net realized loss	(1,257,101)	(110,438)	(1,054,442)	(1,644,022)
Net change in unrealized appreciation (depreciation)	(2,767,703)	246,732	(5,415,594)	1,254,933
Increase (decrease) in net assets resulting from operations	(1,804,827)	4,333,069	(2,911,125)	8,284,592
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class P	(2,270,714)	(4,117,004)	(3,902,127)	(8,666,342)
Total distributions	(2,270,714)	(4,117,004)	(3,902,127)	(8,666,342)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	472,001	13,847,000	391,999	13,519,999
Reinvestment of distributions	2,270,714	4,117,004	3,902,127	8,666,342
	2,742,715	17,964,004	4,294,126	22,186,341
Cost of shares redeemed	(264,000)	(4,170,000)	(2,556,000)	(55,685,000)
Net increase (decrease) in net assets resulting from capital share transactions	2,478,715	13,794,004	1,738,126	(33,498,659)
Net increase (decrease) in net assets	(1,596,826)	14,010,069	(5,075,126)	(33,880,409)
NET ASSETS:
Beginning of year or period	88,125,321	74,115,252	133,378,224	167,258,633
End of year or period	$86,528,495	$88,125,321	$128,303,098	$133,378,224
Undistributed net investment income at end of year or period	$351,029	$401,766	$444,602	$787,818

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Emerging Markets Local Currency Debt Fund		Voya Securitized Credit Fund
	Six Months Ended September 30, 2015	Year Ended March 31, 2015	Six Months Ended September 30, 2015	August 7, 2014(1) to March 31, 2015
FROM OPERATIONS:
Net investment income	$2,077,033	$4,782,706	$2,874,354	$2,276,289
Net realized gain (loss)	(2,591,862)	(6,530,255)	789,722	1,494,219
Net change in unrealized appreciation (depreciation)	(8,204,730)	(7,682,608)	(670,305)	931,465
Increase (decrease) in net assets resulting from operations	(8,719,559)	(9,430,157)	2,993,771	4,701,973
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	—	(27)	—
Class I	—	—	(27)	—
Class P	—	(34,252)	(3,003,161)	(1,840,991)
Net realized gains:
Class P	—	—	—	(420,035)
Return of capital:
Class P	—	(3,270,673)	—	—
Total distributions	—	(3,304,925)	(3,003,215)	(2,261,026)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	169,000	9,254,000	6,207,000	111,195,010
Reinvestment of distributions	—	3,304,925	3,003,215	2,261,026
	169,000	12,558,925	9,210,215	113,456,036
Cost of shares redeemed	(101,000)	(9,040,007)	—	(300,000)
Net increase in net assets resulting from capital share transactions	68,000	3,518,918	9,210,215	113,156,036
Net increase (decrease) in net assets	(8,651,559)	(9,216,164)	9,200,771	115,596,983
NET ASSETS:
Beginning of year or period	84,713,318	93,929,482	115,596,983	—
End of year or period	$76,061,759	$84,713,318	$124,797,754	$115,596,983
Undistributed net investment income/accumulated net investment loss at end of year or period	$(1,794,824)	$(3,871,857)	$386,654	$515,515

(1)
Commencement of operations.

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Emerging Markets Corporate Debt Fund
Class P
09-30-15	9.83	0.24•	(0.43)	(0.19)	0.25	—	—	0.25	—	9.39	(2.00)	1.04	0.09	0.09	4.99	86,528	36
03-31-15	9.82	0.50	0.01	0.51	0.50	—	—	0.50	—	9.83	5.24	1.03	0.09	0.09	5.03	88,125	52
03-31-14	10.46	0.50	(0.46)	0.04	0.50	0.18	—	0.68	—	9.82	0.56	1.12	0.15	0.15	4.88	74,115	100
08-09-12(4) - 03-31-13	10.00	0.30	0.43	0.73	0.26	0.01	—	0.27	—	10.46	7.35	1.10	0.15	0.15	4.82	101,926	85
Voya Emerging Markets Hard Currency Debt Fund
Class P
09-30-15	9.47	0.25•	(0.45)	(0.20)	0.28	—	—	0.28	—	8.99	(2.22)	0.83	0.08	0.08	5.39	128,303	19
03-31-15	9.49	0.50•	(0.02)	0.48	0.50	—	—	0.50	—	9.47	5.07	0.82	0.07	0.07	5.19	133,378	32
03-31-14	10.10	0.53•	(0.49)	0.04	0.53	0.12	—	0.65	—	9.49	0.73	0.85	0.10	0.10	5.53	167,259	125
08-09-12(4) - 03-31-13	10.00	0.28	0.10	0.38	0.23	0.05	—	0.28	—	10.10	3.82	0.90	0.15	0.15	4.50	176,104	170
Voya Emerging Markets Local Currency Debt Fund
Class P
09-30-15	7.63	0.19•	(0.97)	(0.78)	—	—	—	—	—	6.85	(10.22)	0.98	0.15	0.15	5.01	76,062	7
03-31-15	8.78	0.44•	(1.29)	(0.85)	0.00*	—	0.30	0.30	—	7.63	(10.03)	0.98	0.15	0.15	5.13	84,713	22
03-31-14	10.16	0.51	(1.50)	(0.99)	0.17	0.22	—	0.39	—	8.78	(9.90)	1.08	0.15	0.15	5.44	93,929	477
08-06-12(4) - 03-31-13	10.00	0.30	0.23	0.53	0.36	0.01	—	0.37	—	10.16	5.33	1.04	0.15	0.15	4.57	144,122	60
Voya Securitized Credit Fund
Class A
08-03-15(4) - 09-30-15	10.24	0.07•	0.06	0.13	0.09	—	—	0.09	—	10.28	0.88	1.87	1.00	1.00	4.01	14	14
Class I
08-03-15(4) - 09-30-15	10.24	0.06•	0.07	0.13	0.09	—	—	0.09	—	10.28	0.90	1.69	0.75	0.75	3.89	3	14
Class P
09-30-15	10.30	0.25•	0.00*	0.25	0.26	—	—	0.26	—	10.29	2.48	0.74	0.05	0.05	4.84	124,781	14
08-07-14(4) - 03-31-15	10.00	0.25•	0.28	0.53	0.19	0.04	—	0.23	—	10.30	5.32	0.72	0.05	0.05	3.83	115,597	33

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of September 30, 2015 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (“Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fourteen separately managed series. This report is for: Voya Emerging Markets Corporate Debt Fund (“Corporate Debt”), Voya Emerging Markets Hard Currency Debt Fund (“Hard Currency Debt”), Voya Emerging Markets Local Currency Debt Fund (“Local Currency Debt”) and Voya Securitized Credit Fund (“Securitized Credit”) (each a “Fund,” and collectively, the “Funds”). Each Fund (except Corporate Debt) is a non-diversified series of the Trust. Corporate Debt is a diversified series of the Trust. Prior to September 11, 2015, Corporate Debt was a non-diversified series of the Trust.
Each Fund offers at least one of the following classes of shares: Class A, Class I, and Class P*. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investment Management Co. LLC (“Voya IM”), a
Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share.

*
Patent Pending

NOTES TO FINANCIAL STATEMENTS as of September 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable.
An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing

NOTES TO FINANCIAL STATEMENTS as of September 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included following the Summary Portfolios of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments.
For the period ended September 30, 2015, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and
Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.
Market Risk Factors. In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will

NOTES TO FINANCIAL STATEMENTS as of September 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

decrease as the U.S. dollar appreciates against the currency, while the U.S. dollar value will increase as the U.S. dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase the Funds’ costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Funds to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Funds are required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivatives and the Funds. Associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of September 30, 2015, the maximum amount of loss that Local Currency Debt would incur if the counterparties to its derivative transactions failed to perform would be $58,631 which represents the gross payments to be received by the Fund on open forward foreign currency contracts were they to be unwound as of September 30, 2015. There was no collateral posted by any counterparty as of September 30, 2015.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds’ Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.
As of September 30, 2015, Local Currency Debt had a liability position of  $237,345 on open forward foreign currency contracts and OTC interest rate swaps with credit related contingent features. If a contingent feature would have been triggered as of September 30, 2015, Local Currency Debt could have been required to pay this amount in cash to their counterparties. Local Currency Debt did not post any collateral to its counterparties as of September 30, 2015.
E. Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
For the period ended September 30, 2015, Local Currency Debt entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk.
Local Currency Debt used forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the table following the Summary Portfolio of
Investments for open forward foreign currency contracts held by Local Currency Debt at September 30, 2015.
During the period ended September 30, 2015, Local Currency Debt had an average contract amounts on forward foreign currency contracts to buy and sell of $10,226,940 and $6,187,185, respectively.
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2015, Corporate Debt, Hard Currency Debt, Local Currency Debt and Securitized Credit have purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended September 30, 2015, the Funds had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Corporate Debt	$5,654,159	$1,394,563
Hard Currency Debt	21,272,420	13,962,652
Local Currency Debt	565,005	1,035,063
Securitized Credit	51,499,600	2,320,227

NOTES TO FINANCIAL STATEMENTS as of September 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Please refer to the tables following each respective Summary Portfolio of Investments for open futures contracts at September 30, 2015.
F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund distributes capital gains, if any, annually. Each Fund also declares and pays dividends consisting of ordinary income, if any, monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
G. Federal Income Taxes. It is the policy of the Funds to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
H. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
J. Options Contracts. The Funds may write call and put options on futures, swaptions, securities, commodity or currencies they own or in which they may invest. Writing put options tends to increase the Funds exposure to the underlying instrument. Writing call options tends to decrease the Funds exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Each Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market.
The Funds may also purchase put and call options. Purchasing call options tends to increase the Funds exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. The Funds pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended September 30, 2015, Local Currency Debt had purchased and written options on foreign currencies to manage their exposure to currencies and to generate income. There were no open purchased or written foreign currency options at September 30, 2015.
Please refer to Note 10 for the volume of purchased option activity during the period ended September 30, 2015.
K. Swap Agreements. The Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or

NOTES TO FINANCIAL STATEMENTS as of September 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Fund’s Summary Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The fair value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
The Funds may sell credit default swaps which exposes the Funds to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Summary Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the

NOTES TO FINANCIAL STATEMENTS as of September 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2015, if any, for which a Fund is seller of protection, are disclosed in each Fund’s Summary Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
For the period ended September 30, 2015, Corporate Debt had sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Corporate Debt entered into one contract with a notional amount of  $7,000,000.There were no open credit default swaps held by Corporate Debt at September 30, 2015.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Fund may make payments that are greater than what a Fund received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended September 30, 2015, Local Currency Debt entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate
(“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $591,929.
Local Currency Debt entered into interest rate swaps to manage its interest rate exposure. Please refer to the table following the Summary Portfolio of Investments for open interest rate swaps held by Local Currency Debt at September 30, 2015.
L. Credit-Linked Notes. Local Currency Debt entered into credit-linked notes which are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset. The risks of credit-linked notes include the potential default of the underlying reference asset, the movement in the value of the currency of the underlying reference asset relative to the credit-linked note, the potential inability of the Fund to dispose of the credit-linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts. Please refer to the Summary Portfolio of Investments for open credit-linked notes at September 30, 2015.
M. Offering Costs. Costs incurred with the offering of shares of a Fund are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.
N. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended September 30, 2015, the cost of purchases and proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Corporate Debt	$29,903,617	$37,223,424
Hard Currency Debt	23,398,645	23,825,749
Local Currency Debt	6,526,311	4,745,726
Securitized Credit	21,392,125	16,289,363
U.S. government securities not included above were as follows:
	Purchases	Sales
Hard Currency Debt	$109,818	$110,862

NOTES TO FINANCIAL STATEMENTS as of September 30, 2015 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES
Prior to May 1, 2015, the Funds had entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Management Agreement compensated the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates. Amounts paid to the Investment Adviser through April 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.
For Corporate Debt — 0.85%; for Hard Currency Debt — 0.65%; for Local Currency Debt — 0.70%; and for Securitized Credit — 0.50%. The Investment Adviser was contractually obligated to waive the management fee for Class P shares of the Funds. This waiver was not eligible for recoupment.
Also, prior to May 1, 2015, the Funds had entered into an administrative agreement (“Administrative Agreement”) with Voya Funds Services, LLC (the “Administrator”), a Delaware limited liability company. The Administrator provided certain administrative and shareholder services necessary for each Fund’s operations and was responsible for the supervision of other service providers. For its services, the Administrator was entitled to receive from each Fund a fee at an annual rate of 0.10% of each Fund’s average daily net assets. The Administrator was contractually obligated to waive its fee for Class P shares of the Funds. This waiver was not eligible for recoupment. Amounts paid to the Administrator through April 30, 2015 are reflected as administrative service fees on the accompanying Statements of Operations.
Effective May 1, 2015, the terms of the Funds’ Management Agreement and Administrative Agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Funds’ Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Funds and there is no change to the investment management or administrative services provided.
The Amended and Restated Investment Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates. Single management fee amounts paid to the Investment Adviser from May 1, 2015 through September 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.
For Corporate Debt — 0.95%; for Hard Currency Debt — 0.75%; for Local Currency Debt — 0.80%; and for Securitized Credit — 0.60%. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Funds. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of Securitized Credit have a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act and/or a Service Plan (the “Plan”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plan, the Distributor is entitled to payment each month for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares of the Fund pay the Distributor a Distribution and/or Service Fee of 0.25% based on average daily net assets.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2015, the following affiliated investment companies owned more than 5% of the following Funds:
Affiliated Investment Company	Fund	Percentage
Voya Global Bond Portfolio	Corporate Debt	11.61%
	Hard Currency Debt	11.69
	Local Currency Debt	26.28
Voya Intermediate Bond Portfolio	Corporate Debt	87.42
	Hard Currency Debt	87.60
	Local Currency Debt	73.52
	Securitized Credit	94.20
Voya Strategic Income Opportunities Fund	Securitized Credit	5.78
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2015 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Funds have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Fund, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.
NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At September 30, 2015, the following Fund had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities.
Fund	Accrued Expenses	Amount
Securitized Credit	Audit	$8,016
	Custody	2,663
	Legal	1,995
	Miscellaneous	1,489
	Shareholder Reporting	2,032
NOTE 8 — EXPENSE LIMITATIONS
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”), between the Investment Adviser and the Trust, on behalf of the Funds, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
Fund	Class A	Class I	Class P
Corporate Debt	N/A	N/A	0.15%
Hard Currency Debt	N/A	N/A	0.15%
Local Currency Debt	N/A	N/A	0.15%
Securitized Credit	1.00%	0.75%	0.05%
The Investment Adviser may at a later date recoup from a Fund for fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of September 30, 2015, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	September 30,
	2016	2017	2018	Total
Local Currency Debt	$156,840	$48,220	$21,645	$226,705
Securitized Credit	—	12,085	86,228	98,313
In addition to the above waived or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of September 30, 2015, are as follows:
	September 30,
	2016	2017	2018	Total
Securitized Credit
Class A	$—	$—	$8	$8
Class I	—	—	4	4
The Expense Limitation Agreement is contractual through August 1, 2016 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
The Funds, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of  $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 22, 2015, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2015 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT (continued)

The following Funds utilized the line of credit during the period ended September 30, 2015:
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Corporate Debt	1	$565,000	1.14%
Local Currency Debt	1	687,000	1.14
NOTE 10 — PURCHASED AND WRITTEN OPTIONS
Transactions in Purchased Options
Transactions in purchased OTC options on currencies for Local Currency Debt during the period ended September 30, 2015 were as follows:
	Number of Contracts	Cost
Balance at 03/31/2015	4,494,000	$64,085
Options Expired	(4,494,000)	(64,085)
Balance at 9/30/2015	—	$—

Transactions in Written Options
Transactions in written OTC options on currencies for Local Currency Debt during the period ended September 30, 2015 were as follows:
	Number of Contracts	Premiums Received
Balance at 03/31/2015	4,494,000	$37,390
Options Expired	(4,494,000)	(37,390)
Balance at 09/30/2015	—	$—

NOTE 11 — CAPITAL SHARES
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Corporate Debt
Class P
9/30/2015	48,273	—	232,520	(26,896)	253,897	472,001	—	2,270,714	(264,000)	2,478,715
3/31/2015	1,421,521	—	416,007	(424,871)	1,412,657	13,847,000	—	4,117,004	(4,170,000)	13,794,004
Hard Currency Debt
Class P
9/30/2015	42,086	—	416,232	(269,040)	189,278	391,999	—	3,902,127	(2,556,000)	1,738,126
3/31/2015	1,455,929	—	903,057	(5,911,542)	(3,552,556)	13,519,999	—	8,666,342	(55,685,000)	(33,498,659)
Local Currency Debt
Class P
9/30/2015	21,695	—	—	(12,883)	8,812	169,000	—	—	(101,000)	68,000
3/31/2015	1,173,065	—	378,064	(1,147,507)	403,622	9,254,000	—	3,304,925	(9,040,007)	3,518,918
Securitized Credit
Class A
8/3/2015(1)- 9/30/2015	1,370	—	2	—	1,372	14,000	—	27	—	14,027
Class I
8/3/2015(1)- 9/30/2015	292	—	3	—	295	3,000	—	27	—	3,027
Class P
9/30/2015	604,298	—	293,747	—	898,045	6,190,000	—	3,003,161	—	9,193,161
8/7/2014(1)- 3/31/2015	11,031,516	—	222,055	(29,527)	11,224,044	111,195,010	—	2,261,026	(300,000)	113,156,036

(1)
Commencement of operations.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2015 (Unaudited) (continued)

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS
All Voya family of funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses during the period. The following are the principal risks associated with investing in each Fund. This is not, and is not intended to be, a description of all risks of investing in each Fund. A more detailed description of the risks of investing in each Fund is contained in each Fund’s current prospectus.
Credit Risk (All Funds). A Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.
Foreign Investments (All Funds). Investing in foreign (non-U.S.) securities may result in the Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Emerging Markets Investments (All Funds). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; overdependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.
Interest Rate Risk (All Funds). Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-incomeinvestments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase the Funds’ costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.
Non-Diversified (Hard Currency Debt, Local Currency Debt and Securitized Credit). Certain of the Funds are classified as non-diversified investment companies under the 1940 Act, which means that they are not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Fund. The investment of a large percentage of a Fund’s assets in the securities of a small number of issuers may cause a Fund’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, a Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Fund would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.
NOTE 13 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2015 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended September 30, 2015	Year Ended March 31, 2015
	Ordinary Income	Ordinary Income	Long-term Capital Gains	Return of Capital
Corporate Debt	$2,270,714	$4,117,004	$—	$—
Hard Currency Debt	3,902,127	8,666,342	—	—
Local Currency Debt	—	34,252	—	3,270,673
Securitized Credit	3,003,215	2,013,054	247,972	—
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2015 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
						Amount	Character	Expiration
Corporate Debt	$402,245	$—	$—	$(558,411)	$707,313	$(241,393)	Long-term	None
Hard Currency Debt	911,965	—	—	(1,395,726)	(2,570,597)	(5,936,203)	Short-term	None
						(962,998)	Long-term	None
						$(6,899,201)
Local Currency Debt	—	—	(3,404,406)	(1,486,988)	(12,733,560)	(1,563,364)	Short-term	None
						(1,377,482)	Long-term	None
						$(2,940,846)
Securitized Credit	1,075,974	839,030	—	—	526,109	—	—	—
The Funds’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2012, the year of commencement of operations.
As of September 30, 2015, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.
NOTE 14 — RESTRUCTURING PLAN
Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).
In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.
In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Investment Adviser to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and sub-adviser provide services to the Funds. In

NOTES TO FINANCIAL STATEMENTS as of September 30, 2015 (Unaudited) (continued)

NOTE 14 — RESTRUCTURING PLAN (continued)

anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Funds, as applicable, in connection with the IPO. In addition, in 2013, shareholders of each Fund approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Investment Adviser or the current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.
On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that meeting, the Investment Adviser represented that the new investment advisory and affiliated sub-advisory agreements approved by the Board were not materially different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Funds will not be asked to vote again on these new agreements with the Investment Adviser and affiliated sub-adviser.
In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of Voya Financial, Inc.’s common stock and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from these transactions.
NOTE 15 — SUBSEQUENT EVENTS
Dividends: Subsequent to September 30, 2015, the Funds paid net investment income dividends of:
	Class	Per Share Amount	Payable Date	Record Date
Corporate Debt	P	$0.0365	October 2, 2015	September 30, 2015
	P	$0.0374	November 3, 2015	October 30, 2015
Hard Currency Debt	P	$0.0400	October 2, 2015	September 30, 2015
	P	$0.0343	November 3, 2015	October 30, 2015
Securitized Credit	A	$0.0301	October 2, 2015	September 30, 2015
	I	$0.0319	October 2, 2015	September 30, 2015
	P	$0.0319	October 2, 2015	September 30, 2015
	A	$0.0440	November 3, 2015	October 30, 2015
	I	$0.0447	November 3, 2015	October 30, 2015
	P	$0.0447	November 3, 2015	October 30, 2015
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 82.8%
		Argentina: 1.5%
400,000		YPF SA, 8.875%, 12/19/18	$394,000	0.5
500,000	#	YPF SA, 8.500%, 07/28/25	436,250	0.5
500,000	#	YPF SA, 8.750%, 04/04/24	446,250	0.5
			1,276,500	1.5
		Austria: 0.5%
500,000		Other Securities	461,250	0.5
		Brazil: 2.4%
850,000		Fibria Overseas Finance Ltd., 5.250%, 05/12/24	820,250	1.0
550,000	#	Marfrig Overseas Ltd., 9.500%, 05/04/20	539,000	0.6
825,000		Other Securities	702,725	0.8
			2,061,975	2.4
		Chile: 6.9%
1,500,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1,528,225	1.8
400,000		Cencosud SA, 5.500%, 01/20/21	414,566	0.5
500,000	#	Cencosud SA, 5.150%, 02/12/25	490,146	0.5
1,000,000	#	Corpbanca SA, 3.875%, 09/22/19	1,011,960	1.2
500,000	#	Empresa Electrica Guacolda SA, 4.560%, 04/30/25	474,736	0.5
500,000		Inversiones CMPC SA, 4.750%, 09/15/24	497,719	0.6
600,000	#	Inversiones CMPC SA, 4.500%, 04/25/22	596,971	0.7
500,000	#	Telefonica Chile SA, 3.875%, 10/12/22	488,492	0.6
450,000		Other Securities	439,643	0.5
			5,942,458	6.9
		China: 5.7%
1,000,000		Bank of China Ltd, 5.000%, 11/13/24	1,019,369	1.2
700,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	657,399	0.8
250,000	#	CNPC General Capital Ltd., 3.400%, 04/16/23	244,238	0.3
300,000		Country Garden Holdings Co. Ltd., 7.250%, 04/04/21	303,000	0.4
700,000		Country Garden Holdings Co. Ltd., 7.500%, 03/09/20	722,739	0.8
750,000		Longfor Properties Co. Ltd, 6.875%, 10/18/19	783,750	0.9
750,000		Yancoal International Resources Development Co. Ltd., 5.730%, 05/16/22	640,058	0.7
500,000		Other Securities	537,192	0.6
			4,907,745	5.7
		Colombia: 2.7%
750,000	#	Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22	665,250	0.8
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Colombia (continued)
963,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	$1,001,520	1.1
1,150,000		Other Securities	660,812	0.8
			2,327,582	2.7
		Czech Republic: 0.5%
400,000		Other Securities	422,946	0.5
		Hong Kong: 6.4%
1,350,000		Bestgain Real Estate, 2.625%, 03/13/18	1,333,791	1.5
250,000		Hutchison Whampoa International 11 Ltd., 4.625%, 01/13/22	268,117	0.3
900,000		Hutchison Whampoa International 12 Ltd., 6.000%, 04/29/49	939,311	1.1
650,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	678,391	0.8
750,000		Li & Fung Ltd, 5.250%, 05/13/20	825,247	0.9
650,000		Swire Pacific MTN Financing Ltd., 4.500%, 02/28/22-10/09/23	694,590	0.8
800,000		Other Securities	826,259	1.0
			5,565,706	6.4
		Hungary: 0.7%
600,000		MOL Group Finance SA, 6.250%, 09/26/19	649,500	0.7
		India: 7.4%
1,000,000	#	Bharti Airtel International Netherlands BV, 5.350%, 05/20/24	1,074,646	1.2
1,000,000	#	Bharti Airtel Ltd, 4.375%, 06/10/25	999,628	1.2
450,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	472,575	0.5
500,000		ICICI Bank Ltd., 6.375%, 04/30/22	508,238	0.6
900,000		ICICI Bank Ltd/Dubai, 4.800%, 05/22/19	958,038	1.1
800,000		Reliance Holdings USA, Inc., 5.400%, 02/14/22	874,377	1.0
500,000	#	Reliance Holdings USA, Inc., 4.500%, 10/19/20	535,917	0.6
408,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	397,290	0.5
900,000		Vedanta Resources PLC, 7.125%-8.250%, 06/07/21-05/31/23	616,421	0.7
			6,437,130	7.4
		Indonesia: 0.5%
400,000		Other Securities	406,000	0.5
		Israel: 2.7%
725,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	819,250	0.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2015 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Israel (continued)
850,000	#	Israel Electric Corp. Ltd., 6.875%, 06/21/23	$969,204	1.1
500,000		Israel Electric Corp. Ltd, 6.875%, 06/21/23	570,120	0.7
			2,358,574	2.7
		Jamaica: 0.4%
350,000	#	Digicel Group Ltd., 6.000%, 04/15/21	319,375	0.4
		Kuwait: 0.6%
500,000		Other Securities	518,125	0.6
		Mexico: 10.5%
1,350,000		Alfa SAB de CV, 6.875%, 03/25/44	1,316,250	1.5
750,000		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 4.125%, 11/09/22	744,300	0.9
200,000	#	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.950%, 01/30/24	206,100	0.2
775,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	840,875	1.0
500,000		Cemex SAB de CV, 7.250%, 01/15/21	500,000	0.6
700,000	#	Cemex SAB de CV, 5.700%, 01/11/25	628,250	0.7
500,000	#	Cemex SAB de CV, 6.125%, 05/05/25	456,250	0.5
600,000	#	Grupo Bimbo SAB de CV, 3.875%, 06/27/24	582,744	0.7
300,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	302,730	0.3
400,000	#	Mexichem SAB de CV, 5.875%, 09/17/44	340,000	0.4
750,000		Mexichem SAB de CV, 5.875%-6.750%, 09/19/42-09/ 17/44	668,750	0.8
800,000		Nemak SA de CV, 5.500%, 02/28/23	788,000	0.9
800,000	#	Nemak SA de CV, 5.500%, 02/28/23	788,000	0.9
850,000		Other Securities	936,080	1.1
			9,098,329	10.5
		Morocco: 2.0%
750,000		OCP SA, 5.625%, 04/25/24	767,843	0.9
500,000	#	OCP SA, 4.500%, 10/22/25	470,000	0.5
500,000	#	OCP SA, 6.875%, 04/25/44	504,250	0.6
			1,742,093	2.0
		Peru: 4.6%
300,000	#	Banco Internacional del Peru/Panama, 5.750%, 10/07/20	323,250	0.4
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Peru (continued)
1,300,000	#	Cementos Pacasmayo SAA, 4.500%, 02/08/23	$1,189,500	1.4
600,000	#	Corp Financiera de Desarrollo SA, 4.750%, 07/15/25	584,250	0.7
350,000		Southern Copper Corp., 5.250%, 11/08/42	266,522	0.3
1,475,000		Southern Copper Corp., 6.750%, 04/16/40	1,316,968	1.5
250,000		Other Securities	269,300	0.3
			3,949,790	4.6
		Poland: 0.6%
500,000	#	PKO Finance AB, 4.630%, 09/26/22	517,525	0.6
		Qatar: 0.6%
517,000		Other Securities	565,960	0.6
		Russia: 8.1%
1,010,000		ALROSA Finance SA, 7.750%, 11/03/20	1,058,541	1.2
725,000	#	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	722,900	0.8
1,250,000		Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	1,084,375	1.3
900,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	893,025	1.0
600,000		Gazprom OAO Via Gaz Capital SA, 8.625%, 04/28/34	655,251	0.8
100,000	#	Gazprom OAO Via Gaz Capital SA, 9.250%, 04/23/19	110,760	0.1
500,000	#	MMC Finance Ltd., 5.550%, 10/28/20	497,580	0.6
1,050,000		MTS International Funding Ltd., 8.625%, 06/22/20	1,140,825	1.3
900,000		Other Securities	847,656	1.0
			7,010,913	8.1
		Singapore: 2.9%
500,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/24	505,968	0.6
1,000,000	#	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/24	1,025,789	1.2
950,000		Stats Chippac Ltd., 4.500%, 03/20/18	952,375	1.1
			2,484,132	2.9
		South Africa: 3.3%
500,000	#	Myriad International Holdings BV, 5.500%, 07/21/25	491,720	0.6
1,200,000	#	Myriad International Holdings BV, 6.000%, 07/18/20	1,294,992	1.5
1,075,000		Sasol Financing International PLC, 4.500%, 11/14/22	1,058,875	1.2
			2,845,587	3.3

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2015 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		South Korea: 1.2%
1,000,000	#	Woori Bank Co. Ltd., 4.750%, 04/30/24	$1,035,222	1.2
		Sweden: 0.6%
500,000		Other Securities	497,000	0.6
		Thailand: 1.6%
900,000	#	PTT Exploration & Production PCL, 4.875%, 12/29/49	876,393	1.0
450,000		Other Securities	509,674	0.6
			1,386,067	1.6
		Turkey: 3.4%
200,000	#	Akbank TAS, 4.000%, 01/24/20	188,988	0.2
625,000	#	Coca-Cola Icecek AS, 4.750%, 10/01/18	639,419	0.7
500,000	#	Turk Telekomunikasyon AS, 4.875%, 06/19/24	459,715	0.5
700,000	#	Turkiye Is Bankasi, 5.000%, 04/30/20	680,050	0.8
1,000,000	#	Turkiye Garanti Bankasi AS, 4.750%, 10/17/19	987,460	1.2
			2,955,632	3.4
		United Arab Emirates: 4.5%
200,000		Abu Dhabi National Energy Co., 5.875%, 12/13/21	226,788	0.3
765,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	867,465	1.0
798,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	902,575	1.0
1,750,000		DP World Ltd., 6.850%, 07/02/37	1,859,375	2.2
			3,856,203	4.5
		Total Corporate Bonds/Notes (Cost $73,441,432)	71,599,319	82.8
FOREIGN GOVERNMENT BONDS: 2.3%
		China: 0.6%
500,000	#	CNOOC Curtis Funding No 1 Pty Ltd, 4.500%, 10/03/23	518,462	0.6
		Kazakhstan: 1.7%
1,000,000	#	Kazakhstan Government International Bond, 6.500%, 07/21/45	942,900	1.1
750,000	#	KazMunayGas National Co. JSC, 6.000%, 11/07/44	552,188	0.6
			1,495,088	1.7
		Total Foreign Government Bonds (Cost $2,230,222)	2,013,550	2.3
U.S. TREASURY OBLIGATIONS: 3.5%
		U.S. Treasury Notes: 3.5%
3,000,000		2.375%, due 03/31/16	3,032,853	3.5
		Total U.S. Treasury Obligations (Cost $3,032,750)	3,032,853	3.5
		Total Long-Term Investments (Cost $78,704,404)	76,645,722	88.6

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Mutual Funds: 2.9%
2,527,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%†† (Cost $2,527,000)	$2,527,000	2.9
	Total Short-Term Investments (Cost $2,527,000)	2,527,000	2.9
	Total Investments in Securities (Cost $81,231,404)	$79,172,722	91.5
	Assets in Excess of Other Liabilities	7,355,773	8.5
	Net Assets	$86,528,495	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2015. The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of September 30, 2015.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $81,250,276.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$753,884
Gross Unrealized Depreciation	(2,831,438)
Net Unrealized Depreciation	$(2,077,554)

Sector Diversification	Percentage of Net Assets
Financial	19.9%
Energy	14.8
Basic Materials	13.5
Communications	10.3
Consumer, Non-cyclical	6.3
Diversified	6.3
Utilities	6.1
U.S. Treasury Obligations	3.5
Industrial	3.2
Foreign Government Bonds	1.7
Technology	1.1
Corporate Bonds/Notes	1.0
Consumer, Cyclical	0.9
Short-Term Investments	2.9
Assets in Excess of Other Liabilities	8.5
Net Assets	100.0%

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$71,599,319	$—	$71,599,319
U.S. Treasury Obligations	—	3,032,853	—	3,032,853
Foreign Government Bonds	—	2,013,550	—	2,013,550
Short-Term Investments	2,527,000	—	—	2,527,000
Total Investments, at fair value	$2,527,000	$76,645,722	$—	$79,172,722
Other Financial Instruments+
Futures	94,282	—	—	94,282
Total Assets	$2,621,282	$76,645,722	$—	$79,267,004
Liabilities Table
Other Financial Instruments+
Futures	$(60,906)	$—	$—	$(60,906)
Total Liabilities	$(60,906)	$—	$—	$(60,906)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2015, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	50	12/21/15	$6,436,719	$71,072
U.S. Treasury 5-Year Note	31	12/31/15	3,735,985	23,210
			$10,172,704	$94,282
Short Contracts
U.S. Treasury 2-Year Note	(1)	12/31/15	(219,031)	(284)
U.S. Treasury Long Bond	(18)	12/21/15	(2,832,188)	(60,622)
			$(3,051,219)	$(60,906)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$94,282
Total Asset Derivatives		$94,282
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$60,906
Total Liability Derivatives		$60,906

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2015 (Unaudited) (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2015 was as follows:
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$107	$107
Interest rate contracts	37,683	—	37,683
Total	$37,683	$107	$37,790

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$22,222
Total	$22,222

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 6.9%
		Argentina: 2.4%
1,500,000	#	YPF SA, 8.500%, 07/28/25	$1,308,750	1.0
2,000,000	#	YPF SA, 8.750%, 04/04/24	1,785,000	1.4
			3,093,750	2.4
		Chile: 1.8%
1,500,000	#	Empresa Electrica Angamos SA, 4.875%, 05/25/29	1,418,575	1.1
1,000,000	#	Empresa Electrica Guacolda SA, 4.560%, 04/30/25	949,471	0.7
			2,368,046	1.8
		Colombia: 0.7%
1,000,000		Ecopetrol SA, 5.875%, 09/18/23	965,000	0.7
		Israel: 0.4%
500,000	#	Israel Electric Corp. Ltd., 5.000%, 11/12/24	512,680	0.4
		Panama: 0.8%
1,000,000	#	Autoridad del Canal de Panama, 4.950%, 07/29/35	993,935	0.8
		South Africa: 0.8%
1,000,000	#	Myriad International Holdings BV, 5.500%, 07/21/25	983,440	0.8
		Total Corporate Bonds/Notes (Cost $9,511,841)	8,916,851	6.9
U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Notes: 0.0%
18,000		Other Securities	17,997	0.0
		Total U.S. Treasury Obligations (Cost $17,910)	17,997	0.0
FOREIGN GOVERNMENT BONDS: 85.1%
		Angola: 0.6%
750,000		Other Securities	711,780	0.6
		Argentina: 4.1%
2,388,341	±	Argentina Government International Bond, 0.235%, 12/31/38	1,386,432	1.1
1,402,038	±	Argentina Government International Bond, 8.280%, 12/31/33	1,433,584	1.1
1,400,000		City of Buenos Aires Argentina, 9.950%, 03/01/17	1,449,000	1.1
1,000,000		Other Securities	945,000	0.8
			5,214,016	4.1
		Armenia: 0.6%
751,000	#	Republic of Armenia, 6.000%, 09/30/20	715,095	0.6
		Azerbaijan: 0.7%
1,000,000		Other Securities	940,000	0.7
		Bolivia: 0.8%
1,000,000	#	Bolivian Government International Bond, 5.950%, 08/22/23	1,045,000	0.8
Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Brazil: 2.9%
750,000		Banco Nacional de Desenvolvimento Economico e Social, 5.500%, 07/12/20	$682,275	0.5
800,000	#	Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	668,000	0.5
2,500,000		Brazil Government International Bond, 2.625%, 01/05/23	2,031,250	1.6
500,000		Brazilian Government International Bond, 5.000%, 01/27/45	376,250	0.3
			3,757,775	2.9
		Chile: 1.0%
1,700,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,321,135	1.0
		Colombia: 2.1%
1,500,000		Colombia Government International Bond, 8.125%, 05/21/24	1,839,750	1.4
900,000		Colombia Government International Bond, 2.625%-6.125%, 03/15/23-01/18/41	854,100	0.7
			2,693,850	2.1
		Costa Rica: 1.1%
1,700,000	#	Costa Rica Government International Bond, 4.250%-5.625%, 01/26/23-04/30/43	1,417,750	1.1
		Croatia: 2.0%
1,000,000		Croatia Government International Bond, 5.500%, 04/04/23	1,027,500	0.8
500,000	#	Croatia Government International Bond, 5.500%, 04/04/23	513,750	0.4
1,000,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	1,046,000	0.8
			2,587,250	2.0
		Dominican Republic: 3.1%
1,050,000		Dominican Republic International Bond, 5.875%, 04/18/24	1,036,875	0.8
2,000,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	1,940,000	1.5
1,000,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	1,040,000	0.8
			4,016,875	3.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2015 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Ecuador: 1.1%
1,500,000		Ecuador Government International Bond, 9.375%, 12/15/15	$1,470,000	1.1
		Egypt: 1.5%
1,130,000		Egypt Government International Bond, 5.750%, 04/29/20	1,169,832	0.9
750,000	#	Egypt Government International Bond, 5.875%, 06/11/25	710,625	0.6
			1,880,457	1.5
		El Salvador: 0.7%
1,000,000	#	El Salvador Government International Bond, 6.375%, 01/18/27	882,500	0.7
		Gabon: 0.5%
737,000	#	Gabonese Republic, 6.375%, 12/12/24	613,125	0.5
		Guatemala: 0.6%
600,000		Other Securities	771,000	0.6
		Hungary: 3.4%
1,250,000		Hungary Government International Bond, 5.375%, 02/21/23	1,362,200	1.0
1,250,000		Hungary Government International Bond, 6.250%-7.625%, 01/29/20-03/29/41	1,510,328	1.2
1,500,000	#	Magyar Export-Import Bank Zrt, 4.000%, 01/30/20	1,510,575	1.2
			4,383,103	3.4
		Indonesia: 5.8%
1,700,000		Indonesia Government International Bond, 8.500%, 10/12/35	2,143,914	1.7
1,500,000	#	Indonesia Government International Bond, 4.125%, 01/15/25	1,408,442	1.1
750,000		Pertamina Persero PT, 4.300%, 05/20/23	687,073	0.5
1,500,000		Pertamina Persero PT, 5.625%, 05/20/43	1,173,549	0.9
2,000,000		Perusahaan Listrik Negara PT, 5.500%, 11/22/21	2,020,000	1.6
			7,432,978	5.8
		Ivory Coast: 1.7%
2,450,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,145,088	1.7
		Jamaica: 1.6%
2,000,000		Jamaica Government International Bond, 6.750%, 04/28/28	2,020,000	1.6
		Kazakhstan: 5.2%
1,750,000	#	Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	1,500,739	1.2
Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Kazakhstan (continued)
1,000,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	$801,500	0.6
1,160,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	912,166	0.7
2,000,000	#	Kazakhstan Government International Bond, 6.500%, 07/21/45	1,885,800	1.5
1,800,000		KazMunayGas National Co. JSC, 4.400%, 04/30/23	1,518,750	1.2
			6,618,955	5.2
		Kenya: 0.4%
500,000	#	Kenya Government International Bond, 6.875%, 06/24/24	455,500	0.4
		Lebanon: 1.9%
2,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	2,466,295	1.9
		Lithuania: 1.2%
1,250,000		Lithuania Government International Bond, 6.625%-7.375%, 02/11/20- 02/01/22	1,507,000	1.2
		Mexico: 4.5%
500,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	455,000	0.4
1,000,000		Mexico Government International Bond, 4.000%, 10/02/23	1,021,000	0.8
471,000		Petroleos Mexicanos, 4.875%, 01/18/24	457,058	0.4
2,750,000		Petroleos Mexicanos, 5.500%, 06/27/44	2,220,625	1.7
1,750,000	#	Petroleos Mexicanos, 4.500%, 01/23/26	1,617,700	1.2
			5,771,383	4.5
		Morocco: 1.4%
1,500,000		Morocco Government International Bond, 4.250%, 12/11/22	1,520,625	1.2
250,000	#	Morocco Government International Bond, 5.500%, 12/11/42	248,812	0.2
			1,769,437	1.4
		Namibia: 0.8%
1,000,000		Namibia International Bonds, 5.500%, 11/03/21	1,031,660	0.8
		Nigeria: 0.3%
500,000	#	Nigeria Government International Bond, 6.375%, 07/12/23	444,700	0.3
		Pakistan: 0.4%
500,000		Other Securities	519,963	0.4

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2015 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Panama: 3.3%
1,200,000		Panama Government International Bond, 5.200%, 01/30/20	$1,297,500	1.0
1,250,000		Panama Government International Bond, 6.700%, 01/26/36	1,493,750	1.2
1,600,000		Panama Government International Bond, 4.000%-4.300%, 09/22/24-04/29/53	1,502,750	1.1
			4,294,000	3.3
		Paraguay: 0.8%
1,100,000		Republic of Paraguay, 4.625%, 01/25/23	1,086,250	0.8
		Peru: 1.4%
1,861,000		Other Securities	1,823,288	1.4
		Philippines: 2.5%
1,000,000		Philippine Government International Bond, 6.375%, 01/15/32	1,283,750	1.0
1,000,000		Philippine Government International Bond, 7.750%, 01/14/31	1,420,970	1.1
400,000		Philippine Government International Bond, 8.375%, 06/17/19	492,997	0.4
			3,197,717	2.5
		Poland: 3.6%
3,500,000		Poland Government International Bond, 3.000%, 03/17/23	3,502,289	2.7
1,000,000		Poland Government International Bond, 5.125%, 04/21/21	1,128,550	0.9
			4,630,839	3.6
		Romania: 1.6%
1,310,000		Romanian Government International Bond, 6.750%, 02/07/22	1,549,075	1.2
500,000	#	Romanian Government International Bond, 4.375%, 08/22/23	522,325	0.4
			2,071,400	1.6
		Russia: 3.7%
2,343,750		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	2,761,043	2.1
2,000,000	#	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	2,021,520	1.6
			4,782,563	3.7
		South Africa: 2.4%
1,500,000	#	Eskom Holdings SOC Ltd, 7.125%, 02/11/25	1,418,385	1.1
Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		South Africa (continued)
1,750,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	$1,622,031	1.3
			3,040,416	2.4
		Sri Lanka: 0.7%
870,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	843,807	0.7
		Tanzania: 0.4%
500,000		Other Securities	478,750	0.4
		Trinidad And Tobago: 0.8%
937,500		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%-9.750%, 08/14/19-05/08/22	962,969	0.8
		Turkey: 4.3%
2,500,000		Turkey Government International Bond, 6.000%, 01/14/41	2,443,750	1.9
2,700,000		Turkey Government International Bond, 7.375%, 02/05/25	3,093,860	2.4
			5,537,610	4.3
		Ukraine: 2.2%
1,500,000		Ukraine Government International Bond, 6.750%, 11/14/17	1,196,250	0.9
2,000,000	#	Ukraine Government International Bond, 6.750%, 11/14/17	1,595,000	1.3
			2,791,250	2.2
		Uruguay: 1.8%
2,085,000		Uruguay Government International Bond, 4.500%-8.000%, 11/18/22-03/21/36	2,359,631	1.8
		Venezuela: 1.4%
3,250,000		Petroleos de Venezuela SA, 5.250%-9.750%, 04/12/17-05/17/35	1,243,150	1.0
1,250,000		Other Securities	493,750	0.4
			1,736,900	1.4
		Vietnam: 1.0%
1,200,000		Vietnam Government International Bond, 6.750%, 01/29/20	1,310,982	1.0
		Zambia: 1.2%
2,000,000	#	Zambia Government International Bond, 8.500%-8.970%, 04/14/24-07/30/27	1,600,000	1.2
		Total Foreign Government Bonds (Cost $115,846,223)	109,152,042	85.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2015 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Zambia (continued)
		Total Long-Term Investments (Cost $125,375,974)	$118,086,890	92.0
SHORT-TERM INVESTMENTS: 4.7%
		U.S. Government Agency Obligations: 2.0%
2,000,000	Z	Federal Home Loan Bank Discount Notes 0.060%, 11/18/15	1,999,850	1.6
530,000	Z	Federal Home Loan Bank Discount Notes 0.060%, 11/04/15	529,972	0.4
			2,529,822	2.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.7%
3,477,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%†† (Cost $3,477,000)	3,477,000	2.7
	Total Short-Term Investments (Cost $6,006,635)	6,006,822	4.7
	Total Investments in Securities (Cost $131,382,609)	$124,093,712	96.7
	Assets in Excess of Other Liabilities	4,209,386	3.3
	Net Assets	$128,303,098	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of September 30, 2015.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

±
Defaulted security

Z
Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $131,963,094.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$2,181,408
Gross Unrealized Depreciation	(10,050,790)
Net Unrealized Depreciation	$(7,869,382)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	85.1%
Corporate Bonds/Notes	3.9
Energy	1.0
Industrial	0.8
Communications	0.8
Utilities	0.4
U.S. Treasury Obligations	0.0
Short-Term Investments	4.7
Assets in Excess of Other Liabilities	3.3
Net Assets	100.0%

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$8,916,851	$—	$8,916,851
Short-Term Investments	3,477,000	2,529,822	—	6,006,822
U.S. Treasury Obligations	—	17,997	—	17,997
Foreign Government Bonds	—	109,152,042	—	109,152,042
Total Investments, at fair value	$3,477,000	$120,616,712	$—	$124,093,712
Other Financial Instruments+
Futures	82,417	—	—	82,417
Total Assets	$3,559,417	$120,616,712	$—	$124,176,129
Liabilities Table
Other Financial Instruments+
Futures	$(126,173)	$—	$—	$(126,173)
Total Liabilities	$(126,173)	$—	$—	$(126,173)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2015, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	38	12/31/15	$8,323,188	$9,412
U.S. Treasury 5-Year Note	68	12/31/15	8,195,063	50,785
U.S. Treasury Ultra Long Bond	21	12/21/15	3,368,531	22,220
			$19,886,782	$82,417
Short Contracts
U.S. Treasury 10-Year Note	(71)	12/21/15	(9,140,141)	(101,126)
U.S. Treasury Long Bond	(17)	12/21/15	(2,674,844)	(25,047)
			$(11,814,985)	$(126,173)

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2015 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$82,417
Total Asset Derivatives		$82,417
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$126,173
Total Liability Derivatives		$126,173

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$253,867
Total	$253,867

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(116,809)
Total	$(116,809)

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2015 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 2.8%
	Brazil: 0.6%
BRL 2,000,000	Banco do Brasil SA/Cayman, 9.750%, 07/18/17	$480,671	0.6
	Netherlands: 1.0%
TRY 1,728,000	Rabobank, 8.000%, 10/06/15	570,831	0.8
ZAR 2,164,000	Toyota Motor Finance Netherlands BV, 5.080%, 12/14/15	155,158	0.2
		725,989	1.0
	United States: 1.2%
MXN 11,000,000	General Electric Capital Corp., 8.500%, 04/06/18	709,262	0.9
MXN 3,100,000	General Electric Capital Corp., 8.750%, 10/05/15	184,350	0.3
		893,612	1.2
	Total Corporate Bonds/Notes (Cost $2,343,040)	2,100,272	2.8
FOREIGN GOVERNMENT BONDS: 75.7%
	Brazil: 4.3%
BRL 70,000 Z	Brazil Letras do Tesouro Nacional, 10.000%, 01/01/16	17,060	0.0
BRL 5,500,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/17	1,303,517	1.7
BRL 9,500,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	1,931,696	2.6
		3,252,273	4.3
	Colombia: 3.2%
COP 2,700,000,000 #	Colombia Government International Bond, 7.000%, 05/04/22	848,788	1.1
COP 4,400,000,000 #	Colombia Government International Bond, 10.000%, 07/24/24	1,600,986	2.1
		2,449,774	3.2
	Hungary: 5.2%
HUF 175,000,000	Hungary Government Bond, 4.000%, 04/25/18	663,568	0.9
HUF 135,000,000	Hungary Government Bond, 5.500%, 12/20/18	538,214	0.7
HUF 150,000,000	Hungary Government Bond, 6.500%, 06/24/19	619,401	0.8
Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Hungary (continued)
HUF 160,000,000	Hungary Government International Bond, 6.000%, 11/24/23	$684,733	0.9
HUF 330,000,000	Hungary Government International Bond, 7.000%, 06/24/22	1,453,341	1.9
		3,959,257	5.2
	Indonesia: 5.0%
IDR 10,000,000,000	Indonesia Treasury Bond, 7.875%, 04/15/19	649,918	0.9
IDR 15,000,000,000	Indonesia Treasury Bond, 8.250%, 06/15/32	883,679	1.2
IDR 10,000,000,000	Indonesia Treasury Bond, 8.375%, 03/15/24	633,399	0.8
IDR 10,000,000,000	Indonesia Treasury Bond, 8.375%, 03/15/34	594,453	0.8
IDR 16,000,000,000	Indonesia Treasury Bond, 9.000%, 03/15/29	1,029,103	1.3
		3,790,552	5.0
	Malaysia: 5.3%
MYR 6,500,000	Malaysia Government Bond, 3.480%, 03/15/23	1,403,204	1.8
MYR 4,000,000	Malaysia Government Bond, 4.160%, 07/15/21	916,926	1.2
MYR 3,500,000	Malaysia Government Bond, 4.378%, 11/29/19	811,900	1.1
MYR 3,800,000	Malaysia Government Bond, 4.181%-4.392%, 07/15/24-04/15/26	861,249	1.2
		3,993,279	5.3
	Mexico: 7.0%
MXN 15,700,000	Mexican Bonos, 6.500%, 06/10/21	977,141	1.3
MXN 19,000,000	Mexican Bonos, 8.500%, 11/18/38	1,338,649	1.7
MXN 40,000,000	Mexican Bonos, 10.000%, 12/05/24	3,020,078	4.0
		5,335,868	7.0
	Nigeria: 0.8%
NGN 100,000,000	Nigeria Government Bond, 16.000%, 06/29/19	517,415	0.7
NGN 20,860,000	Nigeria Government Bond, 16.390%, 01/27/22	110,445	0.1
		627,860	0.8

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Peru: 0.7%
PEN 1,620,000 #	Peruvian Government International Bond, 7.840%, 08/12/20	$529,314	0.7
	Philippines: 0.7%
PHP 26,000,000	Philippine Government International Bond, 3.900%, 11/26/22	541,189	0.7
	Poland: 9.1%
PLN 8,000,000	Poland Government Bond, 3.750%, 04/25/18	2,201,281	2.9
PLN 4,000,000	Poland Government Bond, 4.000%, 10/25/23	1,147,692	1.5
PLN 11,500,000	Poland Government Bond, 5.750%, 10/25/21	3,569,096	4.7
		6,918,069	9.1
	Romania: 4.7%
RON 6,200,000	Romania Government Bond, 5.600%, 11/28/18	1,739,908	2.3
RON 7,000,000	Romania Government Bond, 6.000%, 04/30/16	1,820,945	2.4
		3,560,853	4.7
	Russia: 2.0%
RUB 75,000,000	Russian Federal Bond - OFZ, 6.700%, 05/15/19	1,010,256	1.3
RUB 44,001,000	Russian Federal Bond - OFZ, 7.050%-7.600%, 04/14/21-01/19/28	525,795	0.7
		1,536,051	2.0
	South Africa: 4.7%
ZAR 1,800,000	Kommunalbanken AS, 6.500%, 06/07/18	126,597	0.2
ZAR 11,303,122	South Africa Government Bond, 6.250%, 03/31/36	608,849	0.8
ZAR 3,000,000	South Africa Government Bond, 7.250%, 01/15/20	211,700	0.3
ZAR 31,400,000	South Africa Government Bond, 10.500%, 12/21/26	2,599,051	3.4
		3,546,197	4.7
	South Korea: 1.8%
MYR 6,000,000	Export-Import Bank of Korea, 4.070%, 02/02/17	1,365,255	1.8
	Supranational: 7.8%
MYR 7,000,000	Asian Development Bank, 4.000%, 02/08/17	1,600,731	2.1
ZAR 12,000,000	European Investment Bank, 6.750%, 09/15/17	856,417	1.1
Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Supranational (continued)
ZAR 6,645,000	European Investment Bank, 7.000%, 10/06/15	$479,544	0.6
ZAR 3,750,000	European Investment Bank, 8.375%, 07/29/22	268,679	0.4
ZAR 8,000,000	European Investment Bank, 9.000%, 12/21/18	593,458	0.8
ZAR 9,160,000	European Investment Bank, 9.000%, 03/31/21	676,327	0.9
IDR 7,500,000,000	Inter-American Development Bank, 7.250%, 07/17/17	476,340	0.6
ZAR 4,987,000	International Bank for Reconstruction & Development, 6.750%, 10/30/15	360,427	0.5
RUB 3,700,000	International Finance Corp., 4.500%, 03/29/16	54,636	0.1
ZAR 7,500,000	Nordic Investment Bank, 7.000%, 09/25/18	531,028	0.7
		5,897,587	7.8
	Sweden: 0.0%
RUB 450,000	Svensk Exportkredit AB, 6.500%, 04/25/16	6,647	0.0
ZAR 320,000	Svensk Exportkredit AB, 5.650%, 10/26/15	23,083	0.0
		29,730	0.0
	Thailand: 5.6%
THB 25,000,000	Thailand Government Bond, 3.125%, 12/11/15	690,928	0.9
THB 96,000,000	Thailand Government Bond, 3.625%, 06/16/23	2,813,243	3.7
THB 26,400,000	Thailand Government Bond, 3.875%, 06/13/19	776,879	1.0
		4,281,050	5.6
	Turkey: 7.8%
TRY 279,000	International Finance Corp., 13.200%, 10/07/15	92,235	0.1
TRY 2,500,000	Turkey Government Bond, 6.300%, 02/14/18	746,814	1.0
TRY 11,000,000	Turkey Government Bond, 9.000%, 03/08/17	3,550,498	4.7
TRY 5,000,000	Turkey Government Bond, 9.500%, 01/12/22	1,549,408	2.0
		5,938,955	7.8
	Total Foreign Government Bonds (Cost $74,860,278)	57,553,113	75.7

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CREDIT-LINKED NOTES: 3.8%
	Colombia: 1.2%
2,042,606 #	Citigroup Funding, Inc., (Republic of Colombia), 7.500%, 08/27/26	$920,840	1.2
	Indonesia: 2.6%
IDR 30,000,000,000 #	JPMorgan Chase & Co., (Republic of Indonesia), 6.250%, 04/17/17	1,964,365	2.6
	Total Credit-Linked Notes (Cost $5,274,854)	2,885,205	3.8
U.S. TREASURY OBLIGATIONS: 4.6%
	U.S. Treasury Notes: 4.6%
3,500,000	2.375%, due 03/31/16	3,538,328	4.6
	Total U.S. Treasury Obligations (Cost $3,538,208)	3,538,328	4.6
	Total Long-Term Investments (Cost $86,016,380)	66,076,918	86.9
SHORT-TERM INVESTMENTS:10.2%
	U.S. Government Agency Obligations: 6.6%
3,000,000 Z	Fannie Mae Discount Note 0.060%, 11/12/15	2,999,805	3.9
1,000,000 Z	Federal Home Loan Bank Discount Notes 0.060%, 11/18/15	999,925	1.3
1,025,000 Z	Federal Home Loan Bank Discount Notes 0.060%, 11/25/15	1,024,912	1.4
		5,024,642	6.6
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.6%
2,749,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%†† (Cost $2,749,000)	2,749,000	3.6
	Total Short-Term Investments (Cost $7,773,087)	7,773,642	10.2
	Total Investments in Securities (Cost $93,789,467)	$73,850,560	97.1
	Assets in Excess of Other Liabilities	2,211,199	2.9
	Net Assets	$76,061,759	100.0

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of September 30, 2015.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Z
Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL
Brazilian Real

COP
Colombian Peso

HUF
Hungarian Forint

IDR
Indonesian Rupiah

MXN
Mexican Peso

MYR
Malaysian Ringgit

NGN
Nigerian Naira

PEN
Peruvian Nuevo Sol

PHP
Philippine Peso

PLN
Polish Zloty

RON
Romanian New Leu

RUB
Russian Ruble

THB
Thai Baht

TRY
Turkish New Lira

ZAR
South African Rand

Cost for federal income tax purposes is $94,082,198.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$57,101
Gross Unrealized Depreciation	(20,288,739)
Net Unrealized Depreciation	$(20,231,638)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	75.7%
U.S. Treasury Obligations	4.6
Credit-Linked Notes	3.8
Financial	2.6
Consumer, Cyclical	0.2
Short-Term Investments	10.2
Assets in Excess of Other Liabilities	2.9
Net Assets	100.0%

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$2,100,272	$—	$2,100,272
Short-Term Investments	2,749,000	5,024,642	—	7,773,642
U.S. Treasury Obligations	—	3,538,328	—	3,538,328
Foreign Government Bonds	—	57,553,113	—	57,553,113
Credit-Linked Notes	—	2,885,205	—	2,885,205
Total Investments, at fair value	$2,749,000	$71,101,560	$—	$73,850,560
Other Financial Instruments+
Forward Foreign Currency Contracts	—	58,631	—	58,631
Futures	3,006	—	—	3,006
Total Assets	$2,752,006	$71,160,191	$—	$73,912,197
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(235,631)	$—	$(235,631)
Futures	(2,849)	—	—	(2,849)
OTC Swaps	—	(1,714)	—	(1,714)
Total Liabilities	$(2,849)	$(237,345)	$—	$(240,194)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2015, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	EU Euro	97,337	Buy	11/06/15	$109,783	$108,823	$(960)
Citigroup, Inc.	Thai Baht	32,923,815	Buy	11/06/15	928,399	905,926	(22,473)
Deutsche Bank AG	Czech Koruna	20,860,064	Buy	12/18/15	859,755	859,477	(278)
Goldman Sachs & Co.	Singapore Dollar	29,178	Buy	11/06/15	20,990	20,479	(511)
Goldman Sachs & Co.	Chilean Peso	68,559,615	Buy	12/18/15	98,429	97,779	(650)
HSBC Bank PLC	Peruvian Nuevo Sol	1,274,818	Buy	12/18/15	384,734	385,309	575
JPMorgan Chase & Co.	EU Euro	1,902,983	Buy	11/06/15	2,206,000	2,127,554	(78,446)
JPMorgan Chase & Co.	Brazilian Real	7,000,653	Buy	12/18/15	1,784,515	1,718,158	(66,357)
JPMorgan Chase & Co.	Russian Ruble	84,106,287	Buy	12/18/15	1,204,185	1,250,836	46,651
Morgan Stanley	Hungarian Forint	156,140	Buy	12/18/15	553	557	4
Morgan Stanley	Mexican Peso	48,429,634	Buy	12/18/15	2,855,157	2,846,868	(8,289)
Morgan Stanley	Polish Zloty	4,052,084	Buy	12/18/15	1,065,645	1,063,866	(1,779)
							$(132,513)
Barclays Bank PLC	Philippine Peso	8,609,698	Sell	11/06/15	$186,600	$183,838	$2,762
Deutsche Bank AG	Romanian New Leu	7,196,363	Sell	12/18/15	1,803,360	1,817,304	(13,944)
Goldman Sachs & Co.	Czech Koruna	20,860,064	Sell	12/18/15	863,650	859,478	4,172
HSBC Bank PLC	Thai Baht	8,698,690	Sell	01/15/16	242,000	238,751	3,249
JPMorgan Chase & Co.	Philippine Peso	22,723,800	Sell	12/04/15	484,000	484,144	(144)
JPMorgan Chase & Co.	South Korean Won	574,120,800	Sell	01/15/16	484,000	482,782	1,218
Morgan Stanley	EU Euro	2,000,320	Sell	11/06/15	2,194,577	2,236,377	(41,800)
							$(44,487)

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2015 (Unaudited) (continued)

At September 30, 2015, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	4	12/31/15	$482,063	$3,006
			$482,063	$3,006
Short Contracts
U.S. Treasury 10-Year Note	(2)	12/21/15	(257,469)	(2,849)
			$(257,469)	$(2,849)

At September 30, 2015, the following over-the-counter interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 8.280% and pay a floating rate based on the 3-month ZAR-JIBAR-SAFEX Counterparty: Barclays Bank PLC	09/30/24	ZAR 7,500,000	$(1,714)	$—	$(1,714)
			$(1,714)	$—	$(1,714)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$58,631
Interest rate contracts	Net Assets — Unrealized appreciation*	3,006
Total Asset Derivatives		$61,637
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$235,631
Interest rate contracts	Net Assets — Unrealized appreciation*	2,849
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	1,714
Total Liability Derivatives		$240,194

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written Options	Total
Foreign exchange contracts	$(64,084)	$(431,841)	$—	$—	$37,390	$(458,535)
Interest rate contracts	—	—	(623)	6,476	—	5,853
Total	$(64,084)	$(431,841)	$(623)	$6,476	$37,390	$(452,682)

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2015 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written Options	Total
Foreign exchange contracts	$46,794	$(621,454)	$—	$—	$(29,476)	$(604,136)
Interest rate contracts	—	—	(454)	(26,391)	—	(26,845)
Total	$46,794	$(621,454)	$(454)	$(26,391)	$(29,476)	$(630,981)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2015:
	Barclays Bank PLC	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$2,762	$—	$—	$4,172	$3,824	$47,869	$4	$58,631
Total Assets	$2,762	$—	$—	$4,172	$3,824	$47,869	$4	$58,631
Liabilities:
Forward foreign currency contracts	$—	$23,433	$14,222	$1,161	$—	$144,947	$51,868	$235,631
OTC Interest rate swaps	1,714	—	—	—	—	—	—	1,714
Total Liabilities	$1,714	$23,433	$14,222	$1,161	$—	$144,947	$51,868	$237,345
Net OTC derivative instruments by counterparty, at fair value	$1,048	$(23,433)	$(14,222)	$3,011	$3,824	$(97,078)	$(51,864)	$(178,714)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$1,048	$(23,433)	$(14,222)	$3,011	$3,824	$(97,078)	$(51,864)	$(178,714)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 74.3%
		United States: 74.3%
1,147,595		Alternative Loan Trust 2005-31, 0.474%, 08/25/35	$939,348	0.7
805,662		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/36	754,898	0.6
1,437,643		Alternative Loan Trust 2005-J2, 0.594%, 04/25/35	1,206,553	1.0
865,034		Alternative Loan Trust 2006-18CB A11, 0.694%, 07/25/36	606,068	0.5
840,334		Alternative Loan Trust 2006-19CB A12, 0.594%, 08/25/36	608,245	0.5
2,000,000	#	BAMLL Re-REMIC Trust 2015-FRR11, 1.897%, 09/27/44	1,856,040	1.5
1,500,000		Banc of America Commercial Mortgage Trust 2007-3, 5.734%, 06/10/49	1,508,136	1.2
813,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 6.002%, 02/10/51	832,535	0.7
2,000,000		Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-4 D, 5.285%, 07/10/45	2,001,747	1.6
140,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.315%, 09/10/47	141,208	0.1
1,000,000	#	Bank of America Re-REMIC Trust 2014-FRR7 A, 2.444%, 10/26/44	987,705	0.8
51,500,000	#,^	BBCCRE Trust 2015-GTP XB, 0.306%, 08/10/33	988,954	0.8
803,850		Bear Stearns ALT-A Trust 2005-10, 2.523%, 01/25/36	669,097	0.5
440,432		Bear Stearns Alternative-A Trust, 2.581%, 05/25/35	428,301	0.4
1,305,591		Bear Stearns Alternative-A Trust, 2.697%, 09/25/35	1,114,191	0.9
1,500,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16, 5.387%, 02/13/ 46	1,549,199	1.3
1,000,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 D, 5.074%, 09/11/42	1,022,008	0.8
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
2,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G 2/42, 5.923%, 02/13/42	$2,045,191	1.6
2,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.795%, 04/12/38	2,024,569	1.6
1,000,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AJ, 6.074%, 06/11/50	1,026,561	0.8
750,000	#	Bellemeade Re Ltd. 2015-1A M2, 4.489%, 07/25/25	750,938	0.6
557,025		Chase Mortgage Finance Trust Series 2006-A1, 2.660%, 09/25/36	498,522	0.4
466,977		Chase Mortgage Finance Trust Series 2007-A1, 2.621%, 02/25/37	430,806	0.3
1,000,000	#	Citigroup Commercial Mortgage Trust 2012-GC8, 5.040%, 09/10/45	993,246	0.8
1,267,110		Citigroup Mortgage Loan Trust 2006-AR2, 2.536%, 03/25/36	1,169,909	0.9
1,326,435	#	Citigroup Mortgage Loan Trust 2013-7, 2.411%, 08/25/36	1,090,487	0.9
1,088,974		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2, 2.705%, 08/25/35	1,018,640	0.8
518,278		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/37	456,145	0.4
1,249,530		Citigroup Mortgage Loan Trust, Inc., 2.632%-2.905%, 03/25/36-09/25/37	1,155,223	0.9
59,150,903	#,^	COMM 2014-FL4 Mortgage Trust, 1.992%, 05/13/16	707,675	0.6
14,749,966	^	Commercial Mortgage Pass Through Certificates, 1.566%, 04/10/47	1,098,343	0.9
500,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.252%, 12/10/49	513,852	0.4
1,155,803		Countrywide Home Loan Mortgage Pass-through Trust, 2.448%, 11/25/34	1,097,624	0.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2015 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
2,408,596	#,^	DBUBS 2011-LC1 XA Mortgage Trust, 1.528%, 11/10/46	$37,682	0.0
793,273	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1, 4.245%, 06/27/37	792,820	0.7
65,864,432	^	Fannie Mae Series 2011-M3 X, 0.135%, 07/25/21	959,533	0.8
1,124,136		First Horizon Mortgage Pass-Through Trust 2006-AR4, 2.562%, 01/25/37	1,003,035	0.8
3,307,000	^	Freddie Mac Series K015 X3, 2.896%, 08/25/39	472,240	0.4
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 4.944%, 10/25/24	1,012,450	0.8
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.744%, 10/25/24	1,002,523	0.8
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 3.794%-4.344%, 04/25/24-01/25/25	969,719	0.8
1,000,000		GCCFC Commercial Mortgage Trust, 5.660%, 04/10/37	999,377	0.8
399,848	#	GE Capital Commercial Mortgage Series 2005-C2, 5.648%, 05/10/43	399,651	0.3
1,000,000		GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust, 5.044%, 12/10/41	1,028,480	0.8
1,000,000		GS Mortgage Securities Trust 2006-GG6 D, 5.629%, 04/10/ 38	992,921	0.8
464,849		GSR Mortgage Loan Trust 2005-AR5, 2.741%, 10/25/35	416,404	0.3
1,073,584		GSR Mortgage Loan Trust, 2.742%, 01/25/36	1,003,351	0.8
1,070,681		HomeBanc Mortgage Trust 2006-2 A2, 0.414%, 12/25/36	951,876	0.8
1,000,000	#	Jefferies Resecuritization Trust 2009-R6, 3.459%, 03/26/36	972,224	0.8
2,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.066%, 01/12/37	1,996,932	1.6
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
1,775,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	$1,764,625	1.4
1,000,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1 G, 5.944%, 03/15/46	992,895	0.8
500,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.618%, 05/15/45	500,602	0.4
1,846,822	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 TAC1, 7.990%, 07/15/46	1,971,363	1.6
1,622,976		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/36	1,478,682	1.2
478,799		JP Morgan Mortgage Trust 2007-A3, 2.546%, 05/25/37	414,388	0.3
2,000,000		LB-UBS Commercial Mortgage Trust 2005-C7 E, 5.350%, 11/15/40	2,058,697	1.6
477,290	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	478,857	0.4
1,000,000		Madison Park Funding Ltd. 2007-6X E, 5.545%, 07/26/21	1,000,006	0.8
396,327		Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, 2.462%, 02/25/35	384,315	0.3
634,642		Merrill Lynch Mortgage Investors, Inc., 0.574%, 08/25/35	579,208	0.5
1,000,000	#	Merrill Lynch Mortgage Trust 2005-MKB2 E, 6.270%, 09/12/42	1,065,602	0.8
645,300		Merrill Lynch Mortgage Trust 2006-C2 AJ, 5.802%, 08/12/43	650,235	0.5
1,000,000		Morgan Stanley Capital I Trust 2007-HQ12 C, 5.902%, 04/12/49	1,019,520	0.8
1,500,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.461%, 01/11/ 43	1,552,007	1.2
300,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.564%, 09/15/47	317,709	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2015 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
533,220		Morgan Stanley Mortgage Loan Trust 2005-10, 5.500%, 12/25/35	$491,639	0.4
2,000,000	#	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	1,817,400	1.5
1,000,000	#	Springleaf Mortgage Loan Trust, 4.440%, 12/25/59	1,004,109	0.8
1,500,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.900%, 05/15/43	1,503,823	1.2
2,000,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ, 5.632%, 10/15/48	2,031,574	1.6
1,500,000		Wachovia Bank Commercial Mortgage Trust Series, 6.150%, 02/15/51	1,518,689	1.2
750,000		Wachovia Bank Commercial Mortgage Trust, 5.413%, 12/15/43	757,829	0.6
898,303		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A1, 2.670%, 10/20/35	816,688	0.7
1,165,389		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A2, 2.670%, 10/20/35	1,059,509	0.9
1,050,914		WaMu 2005-AR16 1A1 12/35, 2.348%, 12/25/35	999,250	0.8
1,698,970		WaMu Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	1,596,354	1.3
1,503,868		WaMu Mortgage Pass Through Certificates, 2.398%, 09/25/36	1,365,419	1.1
880,256		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust, 1.976%, 11/25/36	785,176	0.6
1,259,703		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 2A3, 2.029%, 12/25/36	1,108,428	0.9
729,263		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 3.831%, 12/25/36	666,957	0.5
1,546,068		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 Trust, 4.322%, 08/25/36	1,391,076	1.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States (continued)
881,154		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.290%, 12/25/36	$798,365	0.6
837,379		WaMu Mortgage Pass-Through Certificates WMALT Series Trust 2007-5 A6, 6.000%, 06/25/37	736,260	0.6
1,290,328		WaMu Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 0.424%, 01/25/47	965,561	0.8
961,868		WaMu Mortgage Pass-through Certificates, 2.297%, 02/25/37	862,567	0.7
950,951		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/35	893,426	0.7
641,621		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	585,790	0.5
771,863		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust, 2.653%, 05/25/36	737,789	0.6
572,977		Wells Fargo Mortgage Backed Securities Trust, 5.705%, 04/25/36	563,302	0.4
10,564,216	#,^	WFRBS Commercial Mortgage Trust 2012-C6, 2.565%, 04/15/45	978,058	0.8
2,274,883		Other Securities	2,138,811	1.7
		Total Collateralized Mortgage Obligations (Cost $92,760,934)	92,705,742	74.3
ASSET-BACKED SECURITIES: 20.4%
		Cayman Islands: 13.1%
500,000	#	Apidos CDO IV 2006-4A D, 1.795%, 10/27/18	494,408	0.4
750,000	#	ARES XI CLO Ltd. 2007-11A D, 3.286%, 10/11/21	739,416	0.6
500,000	#	Atrium V, 1.023%, 07/20/20	482,561	0.4
1,000,000	#	Atrium V, 4.033%, 07/20/20	973,394	0.7
500,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.024%, 03/17/21	482,854	0.4
500,000	#	Callidus Debt Partners CLO Fund VI Ltd., 3.294%, 10/23/21	$487,296	0.4
240,743	#	CIFC Funding 2006-II Ltd., 4.324%, 03/01/21	236,701	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2015 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Cayman Islands (continued)
250,000	#	ColumbusNova CLO IV Ltd 2007-2A C, 2.539%, 10/15/21	$242,876	0.2
500,000	#	ColumbusNova CLO Ltd 2006-II, 1.811%, 04/04/18	490,375	0.4
500,000	#	Cornerstone CLO Ltd., 2.689%, 07/15/21	482,695	0.4
1,680,000	#	Fraser Sullivan CLO II Ltd. 2006-2A E, 3.845%, 12/20/20	1,629,916	1.3
1,000,000	#	Fraser Sullivan CLO II Ltd., 1.845%, 12/20/20	970,965	0.8
750,000	#	GoldenTree Loan Opportunities IV Ltd., 4.575%, 08/18/22	734,079	0.6
625,000	#	GoldenTree Loan Opportunities V Ltd., 3.537%, 10/18/21	620,039	0.5
750,000	#	Gulf Stream - Sextant CLO 2007-1 Ltd., 2.734%, 06/17/21	731,772	0.6
250,000	#	Landmark IX CDO Ltd., 1.739%, 04/15/21	237,837	0.2
750,000	#	LCM V Ltd., 3.745%, 03/21/19	748,085	0.6
750,000	#	Madison Park Funding II Ltd. 2006-2A D, 5.076%, 03/25/20	728,300	0.6
213,621	#	Madison Park Funding IV Ltd., 3.919%, 03/22/21	202,043	0.1
500,000	#	Madison Park Funding Ltd., 2.126%, 03/25/20	488,057	0.4
500,000	#	Madison Park Funding Ltd., 3.545%, 07/26/21	494,534	0.4
1,000,000	#	Muir Grove CLO Ltd., 3.295%, 03/25/20	983,227	0.8
250,000	#	Sierra CLO II Ltd., 1.695%, 01/22/21	241,470	0.2
750,000	#	St James River CLO Ltd. 2007-1A D, 2.633%, 06/11/21	732,614	0.6
750,000	#	Telos CLO 2006-1A E Ltd., 4.536%, 10/11/21	752,138	0.6
1,000,000	#	WhiteHorse IV Ltd. 2006-4A D, 3.937%, 01/17/20	973,100	0.7
			16,380,752	13.1
		Ireland: 0.6%
750,000	#	BlackRock Senior Income Series V Ltd. 2007-5A D, 2.564%, 08/13/19	724,780	0.6
		United States: 6.7%
1,000,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 04/17/45	1,006,908	0.8
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States (continued)
1,125,292	#,^	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/52	$—	—
2,500,000	#,^	American Homes 4 Rent 2015-SFR2 Trust Class XS, 0.000%, 10/17/45	—	—
1,500,000	#	American Residential Properties 2014-SFR1 Trust, 2.557%, 09/17/31	1,490,633	1.2
1,224,874		FBR Securitization Trust, 0.874%, 10/25/35	1,060,986	0.8
1,225,000		First NLC Trust 2005-2, 0.714%, 09/25/35	1,006,181	0.8
1,000,000	#	Invitation Homes Trust 2014-SFR2 E, 3.357%, 06/17/32	970,399	0.8
876,523		JP Morgan Mortgage Acquisition Trust 2006-CH2 AV4, 0.339%, 10/25/36	822,471	0.7
649,565		RAMP Series 2004-RS5 Trust, 5.750%, 05/25/34	621,520	0.5
925,232		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 0.364%, 12/25/36	820,287	0.7
600,000		Other Securities	552,546	0.4
			8,351,931	6.7
		Total Asset-Backed Securities (Cost $25,513,129)	25,457,463	20.4
		Total Long-Term Investments (Cost $118,274,063)	118,163,205	94.7

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
	Mutual Funds: 4.3%
5,374,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%†† (Cost $5,374,000)	5,374,000	4.3
	Total Short-Term Investments (Cost $5,374,000)	5,374,000	4.3
	Total Investments in Securities (Cost $123,648,063)	$123,537,205	99.0
	Assets in Excess of Other Liabilities	1,260,549	1.0
	Net Assets	$124,797,754	100.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2015 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2015.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of September 30, 2015.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

^
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,253,639
Gross Unrealized Depreciation	(1,364,497)
Net Unrealized Depreciation	$(110,858)

Sector Diversification	Percentage of Net Assets
Collateralized Mortgage Obligations	74.3%
Other Asset-Backed Securities	19.4
Asset-Backed Securities	1.0
Short-Term Investments	4.3
Assets in Excess of Other Liabilities	1.0
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$91,954,804	$750,938	$92,705,742
Short-Term Investments	5,374,000	—	—	5,374,000
Asset-Backed Securities	—	25,457,463	—	25,457,463
Total Investments, at fair value	$5,374,000	$117,412,267	$750,938	$123,537,205
Other Financial Instruments+
Futures	372,018	—	—	372,018
Total Assets	$5,746,018	$117,412,267	$750,938	$123,909,223

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2015, the following futures contracts were outstanding for Voya Securitized Credit Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	63	12/31/15	$13,798,969	$15,431
U.S. Treasury 5-Year Note	224	12/31/15	26,995,501	168,558
U.S. Treasury Long Bond	53	12/21/15	8,339,219	109,032
U.S. Treasury Ultra Long Bond	24	12/21/15	3,849,750	55,049
			$52,983,439	$348,070
Short Contracts
U.S. Treasury 10-Year Note	(1)	12/21/15	(128,734)	23,948
			$(128,734)	$23,948

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2015 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$372,018
Total Asset Derivatives		$372,018

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$726,244
Total	$726,244

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(33,338)
Total	$(33,338)

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
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SAR-PVF   (0915-112015)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Filed herein.

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.6%
		Basic Materials: 1.2%
1,000,000	#	Anglo American Capital PLC, 4.125%, 04/15/21	870,911	0.7
325,000		Teck Resources Ltd, 2.500%, 02/01/18	261,764	0.2
482,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	400,263	0.3
			1,532,938	1.2

		Communications: 12.5%
1,778,000		AT&T, Inc., 4.750%, 05/15/46	1,636,411	1.3
765,000		AT&T, Inc., 4.800%, 06/15/44	711,298	0.6
250,000		AT&T, Inc., 5.350%, 09/01/40	247,926	0.2
950,000		CBS Corp., 4.000%, 01/15/26	936,361	0.7
750,000	#	CCO Safari II LLC, 3.579%, 07/23/20	745,180	0.6
1,072,000	#	CCO Safari II LLC, 6.484%, 10/23/45	1,083,569	0.8
1,000,000		Cisco Systems, Inc., 3.500%, 06/15/25	1,033,660	0.8
1,000,000		Comcast Corp., 3.375%, 08/15/25	1,009,361	0.8
1,059,000	#	Cox Communications, Inc., 4.800%, 02/01/35	941,850	0.7
1,000,000		Scripps Networks Interactive, Inc., 3.950%, 06/15/25	970,323	0.8
900,000	#	Telecom Italia SpA, 5.303%, 05/30/24	883,125	0.7
628,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	642,667	0.5
400,000		Time Warner Cable, Inc., 5.000%, 02/01/20	429,622	0.3
450,000		Time Warner Cable, Inc., 5.875%, 11/15/40	429,895	0.3
640,000		Time Warner, Inc., 3.600%, 07/15/25	629,674	0.5
500,000		Time Warner, Inc., 4.900%, 06/15/42	501,148	0.4
884,000		Verizon Communications, Inc., 3.500%, 11/01/24	873,159	0.7
257,000		Verizon Communications, Inc., 4.522%, 09/15/48	226,890	0.2
423,000		Verizon Communications, Inc., 4.862%, 08/21/46	397,325	0.3
233,000		Verizon Communications, Inc., 5.012%, 08/21/54	213,978	0.2
767,000		Verizon Communications, Inc., 5.150%, 09/15/23	847,562	0.7
420,000		Verizon Communications, Inc., 6.550%, 09/15/43	498,927	0.4
			15,889,911	12.5

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: 5.9%
1,149,000		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/25	1,140,383	0.9
619,000		CVS Health Corp., 3.875%, 07/20/25	639,610	0.5
615,000		CVS Health Corp., 5.125%, 07/20/45	664,408	0.5
633,000		Ford Motor Credit Co. LLC, 3.000%, 06/12/17	643,298	0.5
651,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	644,987	0.5
844,000		General Motors Co., 5.000%, 04/01/35	784,531	0.6
619,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	600,257	0.5
1,150,000		Home Depot, Inc./The, 3.350%, 09/15/25	1,173,079	1.0
1,150,000		Lowe's Cos, Inc., 3.375%, 09/15/25	1,165,330	0.9
			7,455,883	5.9

		Consumer, Non-cyclical: 14.8%
1,174,000		AbbVie, Inc., 3.600%, 05/14/25	1,161,911	0.9
1,037,000		Actavis Funding SCS, 4.750%, 03/15/45	945,644	0.8
633,000		AmerisourceBergen Corp., 4.250%, 03/01/45	585,500	0.5
630,000		Automatic Data Processing, Inc., 3.375%, 09/15/25	641,368	0.5
1,000,000	#	BAT International Finance PLC, 3.950%, 06/15/25	1,042,630	0.8
787,000		Becton Dickinson and Co., 3.734%, 12/15/24	803,019	0.6
1,150,000		Biogen, Inc., 4.050%, 09/15/25	1,164,854	0.9
527,000		Celgene Corp., 5.000%, 08/15/45	525,048	0.4
1,550,000		Gilead Sciences, Inc., 4.750%, 03/01/46	1,561,214	1.2
1,500,000	#	HJ Heinz Co., 5.000%, 07/15/35	1,571,607	1.3
1,063,000	#	JM Smucker Co., 4.375%, 03/15/45	1,020,547	0.8
1,009,000		Laboratory Corp. of America Holdings, 3.600%, 02/01/25	979,094	0.8
380,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/45	346,379	0.3
1,149,000		Medtronic, Inc., 4.625%, 03/15/45	1,188,338	0.9
1,000,000		Reynolds American, Inc., 4.450%, 06/12/25	1,048,800	0.8

See Accompanying Notes to Financial Statements

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
700,000		St Jude Medical, Inc., 3.875%, 09/15/25	711,146	0.6
600,000		Synchrony Financial, 3.000%, 08/15/19	605,327	0.5
650,000		Synchrony Financial, 4.250%, 08/15/24	649,015	0.5
1,150,000		Sysco Corp., 4.850%, 10/01/45	1,175,791	0.9
1,000,000		UnitedHealth Group, Inc., 4.750%, 07/15/45	1,059,218	0.8
			18,786,450	14.8

		Energy: 14.2%
250,000		Apache Corp., 3.625%, 02/01/21	258,207	0.2
865,000		BP Capital Markets PLC, 2.315%, 02/13/20	868,809	0.7
840,000		BP Capital Markets PLC, 3.506%, 03/17/25	831,514	0.7
400,000	#	Columbia Pipeline Group, Inc., 5.800%, 06/01/45	383,461	0.3
1,862,000		ConocoPhillips Co., 3.350%, 05/15/25	1,817,446	1.4
1,000,000		Devon Energy Corp., 5.000%, 06/15/45	909,849	0.7
246,000		Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	162,022	0.1
520,000		El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	475,731	0.4
500,000		Energy Transfer Partners L.P., 3.600%, 02/01/23	450,988	0.4
1,000,000		Energy Transfer Partners L.P., 6.125%, 12/15/45	891,083	0.7
576,000		Hess Corp., 5.600%, 02/15/41	539,340	0.4
1,095,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/45	912,973	0.7
640,000		Marathon Oil Corp., 3.850%, 06/01/25	570,844	0.5
779,000		Marathon Petroleum Corp., 3.625%, 09/15/24	754,555	0.6
949,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 4.875%, 06/01/25	875,263	0.7
1,127,000		MPLX L.P., 4.000%, 02/15/25	1,036,146	0.8
250,000		Noble Holding International Ltd., 3.050%, 03/01/16	248,247	0.2
570,000		Phillips 66, 4.650%, 11/15/34	556,860	0.4
1,210,000		Phillips 66 Partners L.P., 3.605%, 02/15/25	1,099,395	0.9
245,000		Rowan Cos, Inc., 5.850%, 01/15/44	153,544	0.1
1,260,000		Shell International Finance BV, 3.250%, 05/11/25	1,249,049	1.0
956,000		Statoil ASA, 2.450%, 01/17/23	913,206	0.7
250,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	217,747	0.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
284,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	258,864	0.2
500,000		Transocean, Inc., 4.300%, 10/15/22	311,250	0.3
1,272,000		Williams Partners L.P., 3.600%, 03/15/22	1,172,840	0.9
			17,919,233	14.2

		Financial: 34.4%
700,000		American International Group, Inc., 3.875%, 01/15/35	646,360	0.5
1,100,000		Air Lease Corp., 2.125%, 01/15/18	1,091,750	0.9
750,000		American International Group, Inc., 4.700%, 07/10/35	769,370	0.6
928,000		Bank of America Corp., 3.875%, 08/01/25	942,917	0.7
767,000		Bank of America Corp., 4.000%, 01/22/25	751,646	0.6
520,000		Bank of America Corp., 4.250%, 10/22/26	515,440	0.4
625,000		Bank of America Corp., 6.100%, 12/29/49	608,594	0.5
650,000		Bank of America Corp., 6.500%, 10/29/49	663,813	0.5
210,000		Barclays PLC, 5.250%, 08/17/45	212,454	0.2
1,208,000	#	BNP Paribas SA, 4.375%, 09/28/25	1,180,589	0.9
735,000	#	BNP Paribas SA, 7.375%, 12/29/49	740,513	0.6
1,042,000	#	BPCE SA, 4.500%, 03/15/25	1,005,061	0.8
956,000		Citigroup, Inc., 4.450%, 09/29/27	951,193	0.8
550,000		Citigroup, Inc., 6.300%, 12/29/49	529,870	0.4
937,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.375%, 08/04/25	939,925	0.7
600,000		Corporate Office Properties L.P., 3.700%, 06/15/21	589,342	0.5
810,000		Corporate Office Properties L.P., 5.000%, 07/01/25	813,942	0.6
971,000	#	Credit Agricole SA, 4.375%, 03/17/25	939,176	0.7
500,000	#	Credit Suisse AG, 6.500%, 08/08/23	539,688	0.4
1,262,000	#	Credit Suisse Group Funding Guernsey Ltd., 4.875%, 05/15/45	1,242,202	1.0
300,000		General Electric Capital Corp., 4.375%, 09/16/20	331,223	0.3
300,000		General Electric Capital Corp., 7.125%, 12/15/49	346,875	0.3
630,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	621,053	0.5
627,000		Goldman Sachs Group, Inc., 5.375%, 12/31/49	613,284	0.5
374,000		Goldman Sachs Group, Inc., 5.700%, 12/29/49	373,065	0.3

See Accompanying Notes to Financial Statements

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
600,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	717,410	0.6
270,000		HCP, Inc., 4.250%, 11/15/23	272,287	0.2
500,000		HCP, Inc., 4.000%, 06/01/25	492,312	0.4
1,076,000		HSBC Holdings PLC, 6.375%, 03/29/49	1,028,925	0.8
645,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	637,832	0.5
530,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	565,511	0.5
1,190,000	#	Intesa Sanpaolo SpA, 7.700%, 12/29/49	1,163,864	0.9
923,000		JPMorgan Chase & Co., 3.900%, 07/15/25	945,351	0.8
566,000		JPMorgan Chase & Co., 4.125%, 12/15/26	565,281	0.5
704,000		JPMorgan Chase & Co., 4.250%, 10/01/27	703,100	0.6
500,000		JPMorgan Chase & Co., 6.125%, 12/29/49	500,000	0.4
302,000		Kilroy Realty L.P., 4.250%, 08/15/29	293,206	0.2
500,000		Kilroy Realty L.P., 4.800%, 07/15/18	531,457	0.4
800,000		Lloyds Banking Group PLC, 4.500%, 11/04/24	808,971	0.6
299,000		Lloyds Banking Group PLC, 7.500%, 04/30/49	306,101	0.2
1,403,000		MetLife, Inc., 5.250%, 12/29/49	1,395,985	1.1
647,000		Morgan Stanley, 3.950%, 04/23/27	624,838	0.5
607,000		Morgan Stanley, 4.350%, 09/08/26	611,721	0.5
940,000		Morgan Stanley, 5.550%, 12/29/49	927,075	0.7
452,000		Popular, Inc., 7.000%, 07/01/19	431,095	0.3
790,000		Regency Centers L.P., 3.900%, 11/01/25	798,178	0.6
615,000		Royal Bank of Scotland Group PLC, 7.500%, 12/29/49	615,191	0.5
308,000		Royal Bank of Scotland Group PLC, 8.000%, 12/29/49	311,080	0.3
500,000		Royal Bank of Scotland Group PLC, 5.125%, 05/28/24	505,030	0.4
946,000	#	Santander UK Group Holdings PLC, 4.750%, 09/15/25	939,929	0.7
500,000		Senior Housing Properties Trust, 3.250%, 05/01/19	503,505	0.4
701,000		Simon Property Group L.P., 4.250%, 10/01/44	682,838	0.5
900,000	#	Societe Generale SA, 4.250%, 04/14/25	855,037	0.7
1,190,000	#	Societe Generale SA, 8.000%, 12/29/49	1,174,947	0.9
1,204,000	#	UBS Group Funding Jersey Ltd., 4.125%, 09/24/25	1,201,576	1.0
897,000		Ventas Realty L.P., 4.125%, 01/15/26	906,415	0.7
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
506,000		Wells Fargo & Co., 4.100%, 06/03/26	511,359	0.4
873,000		Wells Fargo & Co., 4.650%, 11/04/44	859,767	0.7
923,000		Wells Fargo & Co., 4.300%, 07/22/27	942,427	0.7
1,280,000		XLIT Ltd., 4.450%, 03/31/25	1,283,903	1.0
			43,572,849	34.4

		Industrial: 1.3%
810,000	#	Flextronics International Ltd, 4.750%, 06/15/25	786,688	0.6
891,000		Harris Corp., 5.054%, 04/27/45	863,706	0.7
			1,650,394	1.3

		Technology: 4.8%
1,120,000		Apple, Inc., 3.200%, 05/13/25	1,128,760	0.9
640,000		Applied Materials, Inc., 5.100%, 10/01/35	646,705	0.5
940,000		HP Enterprise Co., 4.400%, 10/15/22	938,139	0.7
1,350,000		Intel Corp., 4.900%, 07/29/45	1,401,131	1.1
984,000		Oracle Corp., 3.900%, 05/15/35	935,959	0.7
1,141,000		QUALCOMM, Inc., 3.450%, 05/20/25	1,079,182	0.9
			6,129,876	4.8

		Utilities: 5.5%
690,000	#	AEP Texas Central Co., 3.850%, 10/01/25	699,609	0.5
455,000		Appalachian Power Co., 4.400%, 05/15/44	442,587	0.3
344,000		CMS Energy Corp., 4.700%, 03/31/43	349,368	0.3
640,000		Dominion Resources, Inc./VA, 3.900%, 10/01/25	648,783	0.5
419,000		Duke Energy Corp., 5.050%, 09/15/19	462,434	0.4
637,000		Exelon Generation Co. LLC, 2.950%, 01/15/20	644,680	0.5
631,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	634,867	0.5
900,000	#	Oncor Electric Delivery Co. LLC, 2.950%, 04/01/25	866,647	0.7
893,000		Potomac Electric Power Co., 4.150%, 03/15/43	892,081	0.7
234,000		PPL Capital Funding, Inc., 4.200%, 06/15/22	246,358	0.2
505,000		Progress Energy, Inc., 3.150%, 04/01/22	504,809	0.4
438,000		Public Service Electric & Gas Co., 3.750%, 03/15/24	464,145	0.4
102,000		Public Service Co. of Oklahoma, 6.150%, 08/01/16	106,224	0.1
			6,962,592	5.5

	Total Corporate Bonds/Notes
	(Cost $121,765,713)		119,900,126	94.6

See Accompanying Notes to Financial Statements

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 2.7%
		U.S. Treasury Bonds: 2.7%
1,199,000	2.000%, due 08/15/25	1,193,412	1.0
2,108,000	3.000%, due 05/15/45	2,159,340	1.7
		3,352,752	2.7

		U.S. Treasury Notes: 0.0%
39,000	1.750%, due 09/30/22	38,994	0.0

	Total U.S. Treasury Obligations
	(Cost $3,333,236)	3,391,746	2.7

	Total Investments in Securities (Cost $125,098,949)	$123,291,872	97.3
	Assets in Excess of Other Liabilities	3,400,021	2.7
	Net Assets	$126,691,893	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $125,291,614.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,413,639
Gross Unrealized Depreciation	(3,413,381)

Net Unrealized Depreciation	$(1,999,742)

See Accompanying Notes to Financial Statements

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 82.8%
		Argentina: 1.5%
500,000	#	YPF SA, 8.500%, 07/28/25	436,250	0.5
500,000	#	YPF SA, 8.750%, 04/04/24	446,250	0.5
400,000		YPF SA, 8.875%, 12/19/18	394,000	0.5
			1,276,500	1.5

		Austria: 0.5%
500,000		ESAL GmbH, 6.250%, 02/05/23	461,250	0.5

		Brazil: 2.4%
850,000		Fibria Overseas Finance Ltd., 5.250%, 05/12/24	820,250	1.0
550,000	#	Marfrig Overseas Ltd., 9.500%, 05/04/20	539,000	0.6
500,000		Samarco Mineracao SA, 5.375%, 09/26/24	414,375	0.5
325,000		Vale Overseas Ltd, 4.375%, 01/11/22	288,350	0.3
			2,061,975	2.4

		Chile: 6.9%
1,500,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1,528,225	1.8
500,000	#	Cencosud SA, 5.150%, 02/12/25	490,146	0.6
400,000		Cencosud SA, 5.500%, 01/20/21	414,566	0.5
1,000,000	#	Corpbanca SA, 3.875%, 09/22/19	1,011,960	1.2
500,000	#	Empresa Electrica Guacolda SA, 4.560%, 04/30/25	474,735	0.5
600,000	#	Inversiones CMPC SA, 4.500%, 04/25/22	596,971	0.7
500,000		Inversiones CMPC SA, 4.750%, 09/15/24	497,720	0.6
500,000	#	Telefonica Chile SA, 3.875%, 10/12/22	488,492	0.5
450,000		Telefonica Chile SA, 3.875%, 10/12/22	439,643	0.5
			5,942,458	6.9

		China: 5.7%
1,000,000		Bank of China Ltd, 5.000%, 11/13/24	1,019,369	1.2
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	324,022	0.4
700,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	657,399	0.8
250,000	#	CNPC General Capital Ltd., 3.400%, 04/16/23	244,238	0.3
200,000		CNPC HK Overseas Capital Ltd., 4.500%, 04/28/21	213,170	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		China: (continued)
300,000		Country Garden Holdings Co. Ltd., 7.250%, 04/04/21	303,000	0.4
700,000		Country Garden Holdings Co. Ltd., 7.500%, 03/09/20	722,739	0.8
750,000		Longfor Properties Co. Ltd, 6.875%, 10/18/19	783,750	0.9
750,000		Yancoal International Resources Development Co. Ltd., 5.730%, 05/16/22	640,058	0.7
			4,907,745	5.7

		Colombia: 2.7%
350,000		Bancolombia SA, 5.950%, 06/03/21	367,937	0.4
750,000	#	Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22	665,250	0.8
963,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	1,001,520	1.2
300,000		Pacific Rubiales Energy Corp., 5.375%, 01/26/19	114,750	0.1
500,000		Pacific Rubiales Energy Corp., 5.625%, 01/19/25	178,125	0.2
			2,327,582	2.7

		Czech Republic: 0.5%
400,000		CEZ A/S, 4.250%, 04/03/22	422,946	0.5

		Hong Kong: 6.4%
300,000		Bank of China Hong Kong Ltd., 5.550%, 02/11/20	324,745	0.4
1,350,000		Bestgain Real Estate, 2.625%, 03/13/18	1,333,791	1.5
500,000		China Construction Bank Asia, 4.250%, 08/20/24	501,514	0.6
250,000		Hutchison Whampoa International 11 Ltd., 4.625%, 01/13/22	268,116	0.3
900,000		Hutchison Whampoa International 12 Ltd., 6.000%, 04/29/49	939,311	1.1
650,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	678,391	0.8
750,000		Li & Fung Ltd, 5.250%, 05/13/20	825,247	0.9
350,000		Swire Pacific MTN Financing Ltd., 4.500%, 10/09/23	373,557	0.4
300,000		Swire Pacific MTN Financing Ltd., 4.500%, 02/28/22	321,034	0.4
			5,565,706	6.4

		Hungary: 0.7%
600,000		MOL Group Finance SA, 6.250%, 09/26/19	649,500	0.7

See Accompanying Notes to Financial Statements

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		India: 7.4%
1,000,000	#	Bharti Airtel International Netherlands BV, 5.350%, 05/20/24	1,074,646	1.2
1,000,000	#	Bharti Airtel Ltd, 4.375%, 06/10/25	999,628	1.2
450,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	472,575	0.5
500,000		ICICI Bank Ltd., 6.375%, 04/30/22	508,238	0.6
900,000		ICICI Bank Ltd/Dubai, 4.800%, 05/22/19	958,037	1.1
500,000	#	Reliance Holdings USA, Inc., 4.500%, 10/19/20	535,918	0.6
800,000		Reliance Holdings USA, Inc., 5.400%, 02/14/22	874,377	1.0
408,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	397,290	0.5
250,000		Vedanta Resources PLC, 7.125%, 05/31/23	156,273	0.2
650,000		Vedanta Resources PLC, 8.250%, 06/07/21	460,148	0.5
			6,437,130	7.4

		Indonesia: 0.5%
400,000		Listrindo Capital BV, 6.950%, 02/21/19	406,000	0.5

		Israel: 2.7%
850,000	#	Israel Electric Corp. Ltd., 6.875%, 06/21/23	969,204	1.1
725,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	819,250	0.9
500,000		Israel Electric Corp. Ltd, 6.875%, 06/21/23	570,120	0.7
			2,358,574	2.7

		Jamaica: 0.4%
350,000	#	Digicel Group Ltd., 6.000%, 04/15/21	319,375	0.4

		Kuwait: 0.6%
500,000		Burgan Finance No. 1 Jersey Ltd, 7.875%, 09/29/20	518,125	0.6

		Mexico: 10.5%
1,350,000		Alfa SAB de CV, 6.875%, 03/25/44	1,316,250	1.5
750,000		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 4.125%, 11/09/22	744,300	0.9
200,000	#	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.950%, 01/30/24	206,100	0.2
775,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	840,875	1.0
700,000	#	Cemex SAB de CV, 5.700%, 01/11/25	628,250	0.7
500,000	#	Cemex SAB de CV, 6.125%, 05/05/25	456,250	0.5
500,000		Cemex SAB de CV, 7.250%, 01/15/21	500,000	0.6
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Mexico: (continued)
600,000	#	Grupo Bimbo SAB de CV, 3.875%, 06/27/24	582,744	0.7
400,000		Grupo Televisa SAB, 6.625%, 01/15/40	436,040	0.5
300,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	302,730	0.3
500,000		Mexichem SAB de CV, 5.875%, 09/17/44	425,000	0.5
400,000	#	Mexichem SAB de CV, 5.875%, 09/17/44	340,000	0.4
250,000		Mexichem SAB de CV, 6.750%, 09/19/42	243,750	0.3
800,000		Nemak SA de CV, 5.500%, 02/28/23	788,000	0.9
800,000	#	Nemak SA de CV, 5.500%, 02/28/23	788,000	0.9
450,000		Sigma Alimentos SA de CV, 6.875%, 12/16/19	500,040	0.6
			9,098,329	10.5

		Morocco: 2.0%
500,000	#	OCP SA, 4.500%, 10/22/25	470,000	0.5
750,000		OCP SA, 5.625%, 04/25/24	767,843	0.9
500,000	#	OCP SA, 6.875%, 04/25/44	504,250	0.6
			1,742,093	2.0

		Peru: 4.6%
250,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	269,300	0.3
300,000	#	Banco Internacional del Peru/Panama, 5.750%, 10/07/20	323,250	0.4
1,300,000	#	Cementos Pacasmayo SAA, 4.500%, 02/08/23	1,189,500	1.4
600,000	#	Corp Financiera de Desarrollo SA, 4.750%, 07/15/25	584,250	0.7
350,000		Southern Copper Corp., 5.250%, 11/08/42	266,522	0.3
1,475,000		Southern Copper Corp., 6.750%, 04/16/40	1,316,968	1.5
			3,949,790	4.6

		Poland: 0.6%
500,000	#	PKO Finance AB, 4.630%, 09/26/22	517,525	0.6

		Qatar: 0.6%
517,000		Qtel International Finance Ltd., 4.750%, 02/16/21	565,960	0.6

		Russia: 8.1%
1,010,000		ALROSA Finance SA, 7.750%, 11/03/20	1,058,541	1.2
400,000		EDC Finance Ltd, 4.875%, 04/17/20	342,000	0.4
725,000	#	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	722,900	0.8
1,250,000		Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	1,084,375	1.3

See Accompanying Notes to Financial Statements

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Russia: (continued)
900,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	893,025	1.0
600,000		Gazprom OAO Via Gaz Capital SA, 8.625%, 04/28/34	655,251	0.8
100,000	#	Gazprom OAO Via Gaz Capital SA, 9.250%, 04/23/19	110,760	0.1
500,000		Lukoil International Finance BV, 6.125%, 11/09/20	505,656	0.6
500,000	#	MMC Finance Ltd., 5.550%, 10/28/20	497,580	0.6
1,050,000		MTS International Funding Ltd., 8.625%, 06/22/20	1,140,825	1.3
			7,010,913	8.1

		Singapore: 2.9%
1,000,000	#	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/24	1,025,789	1.2
500,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/24	505,968	0.6
950,000		Stats Chippac Ltd., 4.500%, 03/20/18	952,375	1.1
			2,484,132	2.9

		South Africa: 3.3%
500,000	#	Myriad International Holdings BV, 5.500%, 07/21/25	491,720	0.6
1,200,000	#	Myriad International Holdings BV, 6.000%, 07/18/20	1,294,992	1.5
1,075,000		Sasol Financing International PLC, 4.500%, 11/14/22	1,058,875	1.2
			2,845,587	3.3

		South Korea: 1.2%
1,000,000	#	Woori Bank Co. Ltd., 4.750%, 04/30/24	1,035,222	1.2

		Sweden: 0.6%
500,000		Millicom International Cellular SA, 6.625%, 10/15/21	497,000	0.6

		Thailand: 1.6%
900,000	#	PTT Exploration & Production PCL, 4.875%, 12/29/49	876,393	1.0
250,000		PTTEP Canada International Finance Ltd., 5.692%, 04/05/21	280,144	0.3
200,000		PTTEP Canada International Finance Ltd., 6.350%, 06/12/42	229,530	0.3
			1,386,067	1.6

		Turkey: 3.4%
200,000	#	Akbank TAS, 4.000%, 01/24/20	188,988	0.2
625,000	#	Coca-Cola Icecek AS, 4.750%, 10/01/18	639,419	0.7
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Turkey: (continued)
500,000	#	Turk Telekomunikasyon AS, 4.875%, 06/19/24	459,715	0.5
700,000	#	Turkiye Is Bankasi, 5.000%, 04/30/20	680,050	0.8
1,000,000	#	Turkiye Garanti Bankasi AS, 4.750%, 10/17/19	987,460	1.2
			2,955,632	3.4

		United Arab Emirates: 4.5%
200,000		Abu Dhabi National Energy Co., 5.875%, 12/13/21	226,788	0.3
765,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	867,465	1.0
798,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	902,575	1.0
1,750,000		DP World Ltd., 6.850%, 07/02/37	1,859,375	2.2
			3,856,203	4.5

	Total Corporate Bonds/Notes
	(Cost $73,441,432)		71,599,319	82.8

FOREIGN GOVERNMENT BONDS: 2.3%
		China: 0.6%
500,000	#	CNOOC Curtis Funding No 1 Pty Ltd, 4.500%, 10/03/23	518,462	0.6

		Kazakhstan: 1.7%
1,000,000	#	Kazakhstan Government International Bond, 6.500%, 07/21/45	942,900	1.1
750,000	#	KazMunayGas National Co. JSC, 6.000%, 11/07/44	552,188	0.6
			1,495,088	1.7

	Total Foreign Government Bonds
	(Cost $2,230,222)		2,013,550	2.3

U.S. TREASURY OBLIGATIONS: 3.5%
		U.S. Treasury Notes: 3.5%
3,000,000		2.375%, due 03/31/16	3,032,853	3.5

	Total U.S. Treasury Obligations
	(Cost $3,032,750)		3,032,853	3.5

	Total Long-Term Investments
	(Cost $78,704,404)		76,645,722	88.6

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
		Mutual Funds: 2.9%
2,527,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $2,527,000)	2,527,000	2.9

	Total Short-Term Investments
	(Cost $2,527,000)	2,527,000	2.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: (continued)
	Total Investments in Securities (Cost $81,231,404)	$79,172,722	91.5
	Assets in Excess of Other Liabilities	7,355,773	8.5
	Net Assets	$86,528,495	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $81,250,276.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$753,884
Gross Unrealized Depreciation	(2,831,438)

Net Unrealized Depreciation	$(2,077,554)

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 6.9%
		Argentina: 2.4%
1,500,000	#	YPF SA, 8.500%, 07/28/25	1,308,750	1.0
2,000,000	#	YPF SA, 8.750%, 04/04/24	1,785,000	1.4
			3,093,750	2.4

		Chile: 1.8%
1,500,000	#	Empresa Electrica Angamos SA, 4.875%, 05/25/29	1,418,575	1.1
1,000,000	#	Empresa Electrica Guacolda SA, 4.560%, 04/30/25	949,471	0.7
			2,368,046	1.8

		Colombia: 0.7%
1,000,000		Ecopetrol SA, 5.875%, 09/18/23	965,000	0.7

		Israel: 0.4%
500,000	#	Israel Electric Corp. Ltd., 5.000%, 11/12/24	512,680	0.4

		Panama: 0.8%
1,000,000	#	Autoridad del Canal de Panama, 4.950%, 07/29/35	993,935	0.8

		South Africa: 0.8%
1,000,000	#	Myriad International Holdings BV, 5.500%, 07/21/25	983,440	0.8

	Total Corporate Bonds/Notes
	(Cost $9,511,841)		8,916,851	6.9

U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Notes: 0.0%
18,000		1.750%, due 09/30/22	17,997	0.0

	Total U.S. Treasury Obligations
	(Cost $17,910)		17,997	0.0

FOREIGN GOVERNMENT BONDS: 85.1%
		Angola: 0.6%
750,000		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	711,780	0.6

		Argentina: 4.1%
2,388,341	±	Argentina Government International Bond, 0.235%, 12/31/38	1,386,432	1.1
1,402,038	±	Argentina Government International Bond, 8.280%, 12/31/33	1,433,584	1.1
1,400,000		City of Buenos Aires Argentina, 9.950%, 03/01/17	1,449,000	1.1
Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Argentina: (continued)
1,000,000		Provincia De Buenos Aire, 9.950%, 06/09/21	945,000	0.8
			5,214,016	4.1

		Armenia: 0.6%
751,000	#	Republic of Armenia, 6.000%, 09/30/20	715,095	0.6

		Azerbaijan: 0.7%
1,000,000		Republic of Azerbaijan, 4.750%, 03/18/24	940,000	0.7

		Bolivia: 0.8%
1,000,000	#	Bolivian Government International Bond, 5.950%, 08/22/23	1,045,000	0.8

		Brazil: 2.9%
750,000		Banco Nacional de Desenvolvimento Economico e Social, 5.500%, 07/12/20	682,275	0.5
800,000	#	Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	668,000	0.5
2,500,000		Brazil Government International Bond, 2.625%, 01/05/23	2,031,250	1.6
500,000		Brazilian Government International Bond, 5.000%, 01/27/45	376,250	0.3
			3,757,775	2.9

		Chile: 1.0%
1,700,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,321,135	1.0

		Colombia: 2.1%
400,000		Colombia Government International Bond, 2.625%, 03/15/23	356,600	0.3
500,000		Colombia Government International Bond, 6.125%, 01/18/41	497,500	0.4
1,500,000		Colombia Government International Bond, 8.125%, 05/21/24	1,839,750	1.4
			2,693,850	2.1

		Costa Rica: 1.1%
1,100,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	962,500	0.7
600,000	#	Costa Rica Government International Bond, 5.625%, 04/30/43	455,250	0.4
			1,417,750	1.1

		Croatia: 2.0%
1,000,000		Croatia Government International Bond, 5.500%, 04/04/23	1,027,500	0.8
500,000	#	Croatia Government International Bond, 5.500%, 04/04/23	513,750	0.4

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Croatia: (continued)
1,000,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	1,046,000	0.8
			2,587,250	2.0

		Dominican Republic: 3.1%
1,050,000		Dominican Republic International Bond, 5.875%, 04/18/24	1,036,875	0.8
1,000,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	1,040,000	0.8
2,000,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	1,940,000	1.5
			4,016,875	3.1

		Ecuador: 1.1%
1,500,000		Ecuador Government International Bond, 9.375%, 12/15/15	1,470,000	1.1

		Egypt: 1.5%
1,130,000		Egypt Government International Bond, 5.750%, 04/29/20	1,169,832	0.9
750,000	#	Egypt Government International Bond, 5.875%, 06/11/25	710,625	0.6
			1,880,457	1.5

		El Salvador: 0.7%
1,000,000	#	El Salvador Government International Bond, 6.375%, 01/18/27	882,500	0.7

		Gabon: 0.5%
737,000	#	Gabonese Republic, 6.375%, 12/12/24	613,125	0.5

		Guatemala: 0.6%
600,000		Guatemala Government Bond, 8.125%, 10/06/34	771,000	0.6

		Hungary: 3.4%
1,250,000		Hungary Government International Bond, 5.375%, 02/21/23	1,362,200	1.1
750,000		Hungary Government International Bond, 6.250%, 01/29/20	844,703	0.6
500,000		Hungary Government International Bond, 7.625%, 03/29/41	665,625	0.5
1,500,000	#	Magyar Export-Import Bank Zrt, 4.000%, 01/30/20	1,510,575	1.2
			4,383,103	3.4

		Indonesia: 5.8%
1,500,000	#	Indonesia Government International Bond, 4.125%, 01/15/25	1,408,441	1.1
1,700,000		Indonesia Government International Bond, 8.500%, 10/12/35	2,143,914	1.7
750,000		Pertamina Persero PT, 4.300%, 05/20/23	687,074	0.5
Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Indonesia: (continued)
1,500,000		Pertamina Persero PT, 5.625%, 05/20/43	1,173,549	0.9
2,000,000		Perusahaan Listrik Negara PT, 5.500%, 11/22/21	2,020,000	1.6
			7,432,978	5.8

		Ivory Coast: 1.7%
2,450,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,145,088	1.7

		Jamaica: 1.6%
2,000,000		Jamaica Government International Bond, 6.750%, 04/28/28	2,020,000	1.6

		Kazakhstan: 5.2%
1,750,000	#	Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	1,500,739	1.2
1,000,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	801,500	0.6
1,160,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	912,166	0.7
2,000,000	#	Kazakhstan Government International Bond, 6.500%, 07/21/45	1,885,800	1.5
1,800,000		KazMunayGas National Co. JSC, 4.400%, 04/30/23	1,518,750	1.2
			6,618,955	5.2

		Kenya: 0.4%
500,000	#	Kenya Government International Bond, 6.875%, 06/24/24	455,500	0.4

		Lebanon: 1.9%
2,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	2,466,295	1.9

		Lithuania: 1.2%
500,000		Lithuania Government International Bond, 6.625%, 02/01/22	605,125	0.5
750,000		Lithuania Government International Bond, 7.375%, 02/11/20	901,875	0.7
			1,507,000	1.2

		Mexico: 4.5%
500,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	455,000	0.3
1,000,000		Mexico Government International Bond, 4.000%, 10/02/23	1,021,000	0.8
1,750,000	#	Petroleos Mexicanos, 4.500%, 01/23/26	1,617,700	1.3
471,000		Petroleos Mexicanos, 4.875%, 01/18/24	457,058	0.4
2,750,000		Petroleos Mexicanos, 5.500%, 06/27/44	2,220,625	1.7
			5,771,383	4.5

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Morocco: 1.4%
1,500,000		Morocco Government International Bond, 4.250%, 12/11/22	1,520,625	1.2
250,000	#	Morocco Government International Bond, 5.500%, 12/11/42	248,812	0.2
			1,769,437	1.4

		Namibia: 0.8%
1,000,000		Namibia International Bonds, 5.500%, 11/03/21	1,031,660	0.8

		Nigeria: 0.3%
500,000	#	Nigeria Government International Bond, 6.375%, 07/12/23	444,700	0.3

		Pakistan: 0.4%
500,000		Pakistan Government International Bond, 6.875%, 06/01/17	519,963	0.4

		Panama: 3.3%
600,000		Panama Government International Bond, 4.300%, 04/29/53	511,500	0.4
1,000,000		Panama Government International Bond, 4.000%, 09/22/24	991,250	0.8
1,200,000		Panama Government International Bond, 5.200%, 01/30/20	1,297,500	1.0
1,250,000		Panama Government International Bond, 6.700%, 01/26/36	1,493,750	1.1
			4,294,000	3.3

		Paraguay: 0.8%
1,100,000		Republic of Paraguay, 4.625%, 01/25/23	1,086,250	0.8

		Peru: 1.4%
1,000,000		El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	930,000	0.7
861,000		Peruvian Government International Bond, 5.625%, 11/18/50	893,288	0.7
			1,823,288	1.4

		Philippines: 2.5%
1,000,000		Philippine Government International Bond, 6.375%, 01/15/32	1,283,750	1.0
1,000,000		Philippine Government International Bond, 7.750%, 01/14/31	1,420,970	1.1
400,000		Philippine Government International Bond, 8.375%, 06/17/19	492,997	0.4
			3,197,717	2.5

		Poland: 3.6%
3,500,000		Poland Government International Bond, 3.000%, 03/17/23	3,502,289	2.7
Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Poland: (continued)
1,000,000		Poland Government International Bond, 5.125%, 04/21/21	1,128,550	0.9
			4,630,839	3.6

		Romania: 1.6%
500,000	#	Romanian Government International Bond, 4.375%, 08/22/23	522,325	0.4
1,310,000		Romanian Government International Bond, 6.750%, 02/07/22	1,549,075	1.2
			2,071,400	1.6

		Russia: 3.7%
2,000,000	#	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	2,021,520	1.6
2,343,750		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	2,761,043	2.1
			4,782,563	3.7

		South Africa: 2.4%
1,500,000	#	Eskom Holdings SOC Ltd, 7.125%, 02/11/25	1,418,385	1.1
1,750,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	1,622,031	1.3
			3,040,416	2.4

		Sri Lanka: 0.7%
870,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	843,807	0.7

		Tanzania: 0.4%
500,000		Tanzania Government International Bond, 6.538%, 03/09/20	478,750	0.4

		Trinidad And Tobago: 0.8%
437,500		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	425,469	0.4
500,000		Petroleum Co. of Trinidad & Tobago Ltd., 9.750%, 08/14/19	537,500	0.4
			962,969	0.8

		Turkey: 4.3%
2,500,000		Turkey Government International Bond, 6.000%, 01/14/41	2,443,750	1.9
2,700,000		Turkey Government International Bond, 7.375%, 02/05/25	3,093,860	2.4
			5,537,610	4.3

		Ukraine: 2.2%
1,500,000		Ukraine Government International Bond, 6.750%, 11/14/17	1,196,250	0.9
2,000,000	#	Ukraine Government International Bond, 6.750%, 11/14/17	1,595,000	1.3
			2,791,250	2.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Uruguay: 1.8%
1,000,000		Uruguay Government International Bond, 4.500%, 08/14/24	1,012,500	0.8
785,000		Uruguay Government International Bond, 7.625%, 03/21/36	974,381	0.7
300,000		Uruguay Government International Bond, 8.000%, 11/18/22	372,750	0.3
			2,359,631	1.8

		Venezuela: 1.4%
500,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	227,200	0.2
1,000,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	362,500	0.3
1,750,000		Petroleos de Venezuela SA, 9.750%, 05/17/35	653,450	0.5
1,250,000		Venezuela Government International Bond, 9.250%, 09/15/27	493,750	0.4
			1,736,900	1.4

		Vietnam: 1.0%
1,200,000		Vietnam Government International Bond, 6.750%, 01/29/20	1,310,982	1.0

		Zambia: 1.2%
1,000,000	#	Zambia Government International Bond, 8.500%, 04/14/24	805,000	0.6
1,000,000	#	Zambia Government International Bond, 8.970%, 07/30/27	795,000	0.6
			1,600,000	1.2

	Total Foreign Government Bonds
	(Cost $115,846,223)		109,152,042	85.1

	Total Long-Term Investments
	(Cost $125,375,974)		118,086,890	92.0

SHORT-TERM INVESTMENTS: 4.7%
		U.S. Government Agency Obligations: 2.0%
2,000,000	Z	Federal Home Loan Bank Discount Notes 0.060%, 11/18/15	1,999,850	1.6
530,000	Z	Federal Home Loan Bank Discount Notes 0.060%, 11/04/15	529,972	0.4
			2,529,822	2.0
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 2.7%
3,477,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $3,477,000)	3,477,000	2.7

	Total Short-Term Investments
	(Cost $6,006,635)	6,006,822	4.7

	Total Investments in Securities (Cost $131,382,609)	$124,093,712	96.7
	Assets in Excess of Other Liabilities	4,209,386	3.3
	Net Assets	$128,303,098	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
±	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $131,963,094.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,181,408
Gross Unrealized Depreciation	(10,050,790)

Net Unrealized Depreciation	$(7,869,382)

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 2.8%
			Brazil: 0.6%
BRL	2,000,000		Banco do Brasil SA/Cayman, 9.750%, 07/18/17	480,671	0.6

			Netherlands: 1.0%
TRY	1,728,000		Rabobank, 8.000%, 10/06/15	570,831	0.8
ZAR	2,164,000		Toyota Motor Finance Netherlands BV, 5.080%, 12/14/15	155,158	0.2
				725,989	1.0

			United States: 1.2%
MXN	11,000,000		General Electric Capital Corp., 8.500%, 04/06/18	709,262	0.9
MXN	3,100,000		General Electric Capital Corp., 8.750%, 10/05/15	184,350	0.3
				893,612	1.2

		Total Corporate Bonds/Notes
		(Cost $2,343,040)		2,100,272	2.8

FOREIGN GOVERNMENT BONDS: 75.7%
			Brazil: 4.3%
BRL	70,000	Z	Brazil Letras do Tesouro Nacional, 10.000%, 01/01/16	17,060	0.0
BRL	5,500,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/17	1,303,517	1.7
BRL	9,500,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	1,931,696	2.6
				3,252,273	4.3

			Colombia: 3.2%
COP	2,700,000,000	#	Colombia Government International Bond, 7.000%, 05/04/22	848,788	1.1
COP	4,400,000,000	#	Colombia Government International Bond, 10.000%, 07/24/24	1,600,986	2.1
				2,449,774	3.2

			Hungary: 5.2%
HUF	175,000,000		Hungary Government Bond, 4.000%, 04/25/18	663,568	0.9
HUF	135,000,000		Hungary Government Bond, 5.500%, 12/20/18	538,214	0.7
HUF	150,000,000		Hungary Government Bond, 6.500%, 06/24/19	619,402	0.8
HUF	160,000,000		Hungary Government International Bond, 6.000%, 11/24/23	684,733	0.9
Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Hungary: (continued)
HUF	330,000,000		Hungary Government International Bond, 7.000%, 06/24/22	1,453,340	1.9
				3,959,257	5.2

			Indonesia: 5.0%
IDR	10,000,000,000		Indonesia Treasury Bond, 7.875%, 04/15/19	649,918	0.9
IDR	15,000,000,000		Indonesia Treasury Bond, 8.250%, 06/15/32	883,679	1.2
IDR	10,000,000,000		Indonesia Treasury Bond, 8.375%, 03/15/24	633,399	0.8
IDR	10,000,000,000		Indonesia Treasury Bond, 8.375%, 03/15/34	594,453	0.8
IDR	16,000,000,000		Indonesia Treasury Bond, 9.000%, 03/15/29	1,029,103	1.3
				3,790,552	5.0

			Malaysia: 5.3%
MYR	6,500,000		Malaysia Government Bond, 3.480%, 03/15/23	1,403,204	1.9
MYR	4,000,000		Malaysia Government Bond, 4.160%, 07/15/21	916,926	1.2
MYR	2,000,000		Malaysia Government Bond, 4.181%, 07/15/24	447,712	0.6
MYR	3,500,000		Malaysia Government Bond, 4.378%, 11/29/19	811,900	1.1
MYR	1,800,000		Malaysia Government Bond, 4.392%, 04/15/26	413,537	0.5
				3,993,279	5.3

			Mexico: 7.0%
MXN	15,700,000		Mexican Bonos, 6.500%, 06/10/21	977,141	1.3
MXN	19,000,000		Mexican Bonos, 8.500%, 11/18/38	1,338,649	1.7
MXN	40,000,000		Mexican Bonos, 10.000%, 12/05/24	3,020,078	4.0
				5,335,868	7.0

			Nigeria: 0.8%
NGN	20,860,000		Nigeria Government Bond, 16.390%, 01/27/22	110,445	0.1
NGN	100,000,000		Nigeria Government Bond, 16.000%, 06/29/19	517,415	0.7
				627,860	0.8

			Peru: 0.7%
PEN	1,620,000	#	Peruvian Government International Bond, 7.840%, 08/12/20	529,314	0.7

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Philippines: 0.7%
PHP	26,000,000	Philippine Government International Bond, 3.900%, 11/26/22	541,189	0.7

		Poland: 9.1%
PLN	8,000,000	Poland Government Bond, 3.750%, 04/25/18	2,201,281	2.9
PLN	4,000,000	Poland Government Bond, 4.000%, 10/25/23	1,147,692	1.5
PLN	11,500,000	Poland Government Bond, 5.750%, 10/25/21	3,569,096	4.7
			6,918,069	9.1

		Romania: 4.7%
RON	6,200,000	Romania Government Bond, 5.600%, 11/28/18	1,739,908	2.3
RON	7,000,000	Romania Government Bond, 6.000%, 04/30/16	1,820,945	2.4
			3,560,853	4.7

		Russia: 2.0%
RUB	75,000,000	Russian Federal Bond - OFZ, 6.700%, 05/15/19	1,010,256	1.3
RUB	34,001,000	Russian Federal Bond - OFZ, 7.050%, 01/19/28	393,746	0.5
RUB	10,000,000	Russian Federal Bond - OFZ, 7.600%, 04/14/21	132,049	0.2
			1,536,051	2.0

		South Africa: 4.7%
ZAR	1,800,000	Kommunalbanken AS, 6.500%, 06/07/18	126,597	0.2
ZAR	11,303,122	South Africa Government Bond, 6.250%, 03/31/36	608,849	0.8
ZAR	3,000,000	South Africa Government Bond, 7.250%, 01/15/20	211,700	0.3
ZAR	31,400,000	South Africa Government Bond, 10.500%, 12/21/26	2,599,051	3.4
			3,546,197	4.7

		South Korea: 1.8%
MYR	6,000,000	Export-Import Bank of Korea, 4.070%, 02/02/17	1,365,255	1.8

		Supranational: 7.8%
MYR	7,000,000	Asian Development Bank, 4.000%, 02/08/17	1,600,731	2.1
ZAR	12,000,000	European Investment Bank, 6.750%, 09/15/17	856,417	1.1
ZAR	6,645,000	European Investment Bank, 7.000%, 10/06/15	479,544	0.6
ZAR	3,750,000	European Investment Bank, 8.375%, 07/29/22	268,679	0.4
Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Supranational: (continued)
ZAR	8,000,000	European Investment Bank, 9.000%, 12/21/18	593,458	0.8
ZAR	9,160,000	European Investment Bank, 9.000%, 03/31/21	676,327	0.9
IDR	7,500,000,000	Inter-American Development Bank, 7.250%, 07/17/17	476,340	0.6
ZAR	4,987,000	International Bank for Reconstruction & Development, 6.750%, 10/30/15	360,427	0.5
RUB	3,700,000	International Finance Corp., 4.500%, 03/29/16	54,636	0.1
ZAR	7,500,000	Nordic Investment Bank, 7.000%, 09/25/18	531,028	0.7
			5,897,587	7.8

			Sweden: 0.0%
ZAR	320,000	Svensk Exportkredit AB, 5.650%, 10/26/15	23,083	0.0
RUB	450,000	Svensk Exportkredit AB, 6.500%, 04/25/16	6,647	0.0
			29,730	0.0

			Thailand: 5.6%
THB	25,000,000	Thailand Government Bond, 3.125%, 12/11/15	690,928	0.9
THB	96,000,000	Thailand Government Bond, 3.625%, 06/16/23	2,813,243	3.7
THB	26,400,000	Thailand Government Bond, 3.875%, 06/13/19	776,879	1.0
			4,281,050	5.6

			Turkey: 7.8%
TRY	279,000	International Finance Corp., 13.200%, 10/07/15	92,235	0.1
TRY	2,500,000	Turkey Government Bond, 6.300%, 02/14/18	746,814	1.0
TRY	11,000,000	Turkey Government Bond, 9.000%, 03/08/17	3,550,498	4.7
TRY	5,000,000	Turkey Government Bond, 9.500%, 01/12/22	1,549,408	2.0
			5,938,955	7.8

		Total Foreign Government Bonds
		(Cost $74,860,278)	57,553,113	75.7

CREDIT-LINKED NOTES: 3.8%
			Colombia: 1.2%
	2,042,606	# Citigroup Funding, Inc., (Republic of Colombia), 7.500%, 08/27/26	920,840	1.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
CREDIT-LINKED NOTES: (continued)
			Indonesia: 2.6%
IDR	30,000,000,000	#	JPMorgan Chase & Co., (Republic of Indonesia), 6.250%, 04/17/17	1,964,365	2.6

		Total Credit-Linked Notes
		(Cost $5,274,854)		2,885,205	3.8

U.S. TREASURY OBLIGATIONS: 4.6%
			U.S. Treasury Notes: 4.6%
	3,500,000		2.375%, due 03/31/16	3,538,328	4.6

		Total U.S. Treasury Obligations
		(Cost $3,538,208)		3,538,328	4.6

		Total Long-Term Investments
		(Cost $86,016,380)		66,076,918	86.9

SHORT-TERM INVESTMENTS: 10.2%
			U.S. Government Agency Obligations: 6.6%
	3,000,000	Z	Fannie Mae Discount Note 0.060%, 11/12/15	2,999,805	3.9
	1,000,000	Z	Federal Home Loan Bank Discount Notes 0.060%, 11/18/15	999,925	1.3
	1,025,000	Z	Federal Home Loan Bank Discount Notes 0.060%, 11/25/15	1,024,912	1.4
				5,024,642	6.6
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 3.6%
2,749,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $2,749,000)	2,749,000	3.6

	Total Short-Term Investments
	(Cost $7,773,087)	7,773,642	10.2

	Total Investments in Securities (Cost $93,789,467)	$73,850,560	97.1
	Assets in Excess of Other Liabilities	2,211,199	2.9
	Net Assets	$76,061,759	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL	Brazilian Real
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

Cost for federal income tax purposes is $94,082,198.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$57,101
Gross Unrealized Depreciation	(20,288,739)

Net Unrealized Depreciation	$(20,231,638)

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 74.3%
		United States: 74.3%
1,147,595		Alternative Loan Trust 2005-31, 0.474%, 08/25/35	939,348	0.8
805,662		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/36	754,898	0.6
1,437,643		Alternative Loan Trust 2005-J2, 0.594%, 04/25/35	1,206,553	1.0
865,034		Alternative Loan Trust 2006-18CB A11, 0.694%, 07/25/36	606,068	0.5
840,334		Alternative Loan Trust 2006-19CB A12, 0.594%, 08/25/36	608,245	0.5
2,000,000	#	BAMLL Re-REMIC Trust 2015-FRR11, 1.897%, 09/27/44	1,856,040	1.5
1,500,000		Banc of America Commercial Mortgage Trust 2007-3, 5.734%, 06/10/49	1,508,135	1.2
813,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 6.002%, 02/10/51	832,535	0.7
140,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.315%, 09/10/47	141,208	0.1
2,000,000		Banc of America Merrill Lynch Commercial Mortgage, Inc.2005-4 D, 5.285%, 07/10/45	2,001,747	1.6
1,000,000	#	Bank of America Re-REMIC Trust 2014-FRR7 A, 2.444%, 10/26/44	987,705	0.8
51,500,000	#,^	BBCCRE Trust 2015-GTP XB, 0.306%, 08/10/33	988,954	0.8
803,850		Bear Stearns ALT-A Trust 2005-10, 2.523%, 01/25/36	669,097	0.5
440,432		Bear Stearns Alternative-A Trust, 2.581%, 05/25/35	428,301	0.3
1,305,591		Bear Stearns Alternative-A Trust, 2.697%, 09/25/35	1,114,191	0.9
1,500,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16, 5.387%, 02/13/46	1,549,199	1.2
1,000,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 D, 5.074%, 09/11/42	1,022,008	0.8
2,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G 2/42, 5.923%, 02/13/42	2,045,191	1.6
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
2,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.795%, 04/12/38	2,024,569	1.6
1,000,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AJ, 6.074%, 06/11/50	1,026,561	0.8
750,000	#	Bellemeade Re Ltd. 2015-1A M2, 4.489%, 07/25/25	750,938	0.6
557,025		Chase Mortgage Finance Trust Series 2006-A1, 2.660%, 09/25/36	498,522	0.4
466,977		Chase Mortgage Finance Trust Series 2007-A1, 2.621%, 02/25/37	430,806	0.3
513,432		CHL Mortgage Pass-Through Trust 2007-14, 0.594%, 09/25/37	420,014	0.3
1,000,000	#	Citigroup Commercial Mortgage Trust 2012-GC8, 5.040%, 09/10/45	993,246	0.8
1,267,110		Citigroup Mortgage Loan Trust 2006-AR2, 2.536%, 03/25/36	1,169,909	0.9
1,326,435	#	Citigroup Mortgage Loan Trust 2013-7, 2.411%, 08/25/36	1,090,487	0.9
1,088,974		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2, 2.705%, 08/25/35	1,018,640	0.8
630,349		Citigroup Mortgage Loan Trust, Inc., 2.632%, 03/25/36	593,446	0.5
619,181		Citigroup Mortgage Loan Trust, Inc., 2.905%, 09/25/37	561,777	0.5
518,278		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/37	456,145	0.4
59,150,903	#,^	COMM 2014-FL4 Mortgage Trust, 1.992%, 05/13/16	707,675	0.6
14,749,966	^	Commercial Mortgage Pass Through Certificates, 1.566%, 04/10/47	1,098,343	0.9
500,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.252%, 12/10/49	513,852	0.4
1,155,803		Countrywide Home Loan Mortgage Pass-through Trust, 2.448%, 11/25/34	1,097,624	0.9
500,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4, 6.147%, 09/15/39	512,944	0.4
2,408,596	#,^	DBUBS 2011-LC1 XA Mortgage Trust, 1.528%, 11/10/46	37,682	0.0

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
793,273	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1, 4.245%, 06/27/37	792,820	0.6
65,864,432	^	Fannie Mae Series 2011-M3 X, 0.135%, 07/25/21	959,533	0.8
1,124,136		First Horizon Mortgage Pass-Through Trust 2006-AR4, 2.562%, 01/25/37	1,003,035	0.8
3,307,000	^	Freddie Mac Series K015 X3, 2.896%, 08/25/39	472,240	0.4
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 4.944%, 10/25/24	1,012,450	0.8
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 3.794%, 04/25/24	470,259	0.4
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.344%, 01/25/25	499,460	0.4
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.744%, 10/25/24	1,002,523	0.8
1,000,000		GCCFC Commercial Mortgage Trust, 5.660%, 04/10/37	999,377	0.8
399,848	#	GE Capital Commercial Mortgage Series 2005-C2, 5.648%, 05/10/43	399,651	0.3
1,000,000		GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust, 5.044%, 12/10/41	1,028,480	0.8
1,000,000		GS Mortgage Securities Trust 2006-GG6 D, 5.629%, 04/10/38	992,921	0.8
464,849		GSR Mortgage Loan Trust 2005-AR5, 2.741%, 10/25/35	416,404	0.3
1,073,584		GSR Mortgage Loan Trust, 2.742%, 01/25/36	1,003,351	0.8
1,070,681		HomeBanc Mortgage Trust 2006-2 A2, 0.414%, 12/25/36	951,876	0.8
1,000,000	#	Jefferies Resecuritization Trust 2009-R6, 3.459%, 03/26/36	972,224	0.8
2,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.066%, 01/12/37	1,996,932	1.6
1,775,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	1,764,625	1.4
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
1,000,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1 G, 5.944%, 03/15/46	992,895	0.8
500,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.618%, 05/15/45	500,602	0.4
1,846,822	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 TAC1, 7.990%, 07/15/46	1,971,362	1.6
1,622,976		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/36	1,478,682	1.2
478,799		JP Morgan Mortgage Trust 2007-A3, 2.546%, 05/25/37	414,388	0.3
2,000,000		LB-UBS Commercial Mortgage Trust 2005-C7 E, 5.350%, 11/15/40	2,058,697	1.6
477,290	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	478,857	0.4
1,000,000		Madison Park Funding Ltd. 2007-6X E, 5.545%, 07/26/21	1,000,006	0.8
396,327		Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, 2.462%, 02/25/35	384,315	0.3
634,642		Merrill Lynch Mortgage Investors, Inc., 0.574%, 08/25/35	579,208	0.5
1,000,000	#	Merrill Lynch Mortgage Trust 2005-MKB2 E, 6.270%, 09/12/42	1,065,602	0.9
645,300		Merrill Lynch Mortgage Trust 2006-C2 AJ, 5.802%, 08/12/43	650,235	0.5
1,000,000		Morgan Stanley Capital I Trust 2007-HQ12 C, 5.902%, 04/12/49	1,019,521	0.8
1,500,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.461%, 01/11/43	1,552,007	1.2
300,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.564%, 09/15/47	317,709	0.3
533,220		Morgan Stanley Mortgage Loan Trust 2005-10, 5.500%, 12/25/35	491,639	0.4
2,000,000	#	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	1,817,400	1.5
1,000,000	#	Springleaf Mortgage Loan Trust, 4.440%, 12/25/59	1,004,109	0.8
605,522		Structured Adjustable Rate Mortgage Loan Trust, 2.534%, 03/25/35	595,176	0.5
1,500,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.900%, 05/15/43	1,503,824	1.2

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
2,000,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ, 5.632%, 10/15/48	2,031,574	1.6
1,500,000	Wachovia Bank Commercial Mortgage Trust Series, 6.150%, 02/15/51	1,518,689	1.2
750,000	Wachovia Bank Commercial Mortgage Trust, 5.413%, 12/15/43	757,829	0.6
898,303	Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A1, 2.670%, 10/20/35	816,688	0.7
1,165,389	Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A2, 2.670%, 10/20/35	1,059,509	0.8
1,050,914	WaMu 2005-AR16 1A1 12/35, 2.348%, 12/25/35	999,250	0.8
1,698,970	WaMu Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	1,596,354	1.3
1,503,868	WaMu Mortgage Pass Through Certificates, 2.398%, 09/25/36	1,365,419	1.1
880,256	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust, 1.976%, 11/25/36	785,176	0.6
1,259,703	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 2A3, 2.029%, 12/25/36	1,108,428	0.9
729,263	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 3.831%, 12/25/36	666,957	0.5
1,546,068	WaMu Mortgage Pass-Through Certificates Series 2006-AR6 Trust, 4.322%, 08/25/36	1,391,076	1.1
655,929	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust 3A2, 4.336%, 02/25/37	610,677	0.5
881,154	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.290%, 12/25/36	798,365	0.6
837,379	WaMu Mortgage Pass-Through Certificates WMALT Series Trust 2007-5 A6, 6.000%, 06/25/37	736,260	0.6
1,290,328	WaMu Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 0.424%, 01/25/47	965,561	0.8
961,868	WaMu Mortgage Pass-through Certificates, 2.297%, 02/25/37	862,567	0.7
950,951	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/35	893,426	0.7
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
641,621		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	585,790	0.5
771,863		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust, 2.653%, 05/25/36	737,789	0.6
572,977		Wells Fargo Mortgage Backed Securities Trust, 5.705%, 04/25/36	563,302	0.5
10,564,216	#,^	WFRBS Commercial Mortgage Trust 2012-C6, 2.565%, 04/15/45	978,058	0.8

	Total Collateralized Mortgage Obligations
	(Cost $92,760,934)		92,705,742	74.3

ASSET-BACKED SECURITIES: 20.4%
		Cayman Islands: 13.1%
500,000	#	Apidos CDO IV 2006-4A D, 1.795%, 10/27/18	494,408	0.4
750,000	#	ARES XI CLO Ltd. 2007-11A D, 3.286%, 10/11/21	739,416	0.6
500,000	#	Atrium V, 1.023%, 07/20/20	482,561	0.4
1,000,000	#	Atrium V, 4.033%, 07/20/20	973,394	0.8
500,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.024%, 03/17/21	482,854	0.4
500,000	#	Callidus Debt Partners CLO Fund VI Ltd., 3.294%, 10/23/21	487,296	0.4
240,743	#	CIFC Funding 2006-II Ltd., 4.324%, 03/01/21	236,701	0.2
250,000	#	ColumbusNova CLO IV Ltd 2007-2A C, 2.539%, 10/15/21	242,876	0.2
500,000	#	ColumbusNova CLO Ltd 2006-II, 1.811%, 04/04/18	490,375	0.4
500,000	#	Cornerstone CLO Ltd., 2.689%, 07/15/21	482,695	0.4
1,680,000	#	Fraser Sullivan CLO II Ltd. 2006-2A E, 3.845%, 12/20/20	1,629,916	1.3
1,000,000	#	Fraser Sullivan CLO II Ltd., 1.845%, 12/20/20	970,965	0.7
750,000	#	GoldenTree Loan Opportunities IV Ltd., 4.575%, 08/18/22	734,079	0.6
625,000	#	GoldenTree Loan Opportunities V Ltd., 3.537%, 10/18/21	620,039	0.5
750,000	#	Gulf Stream - Sextant CLO 2007-1 Ltd., 2.734%, 06/17/21	731,772	0.6
250,000	#	Landmark IX CDO Ltd., 1.739%, 04/15/21	237,837	0.2
750,000	#	LCM V Ltd., 3.745%, 03/21/19	748,085	0.6
750,000	#	Madison Park Funding II Ltd. 2006-2A D, 5.076%, 03/25/20	728,300	0.6
213,621	#	Madison Park Funding IV Ltd., 3.919%, 03/22/21	202,042	0.1

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Cayman Islands: (continued)
500,000	#	Madison Park Funding Ltd., 2.126%, 03/25/20	488,058	0.4
500,000	#	Madison Park Funding Ltd., 3.545%, 07/26/21	494,534	0.4
1,000,000	#	Muir Grove CLO Ltd., 3.295%, 03/25/20	983,227	0.8
250,000	#	Sierra CLO II Ltd., 1.695%, 01/22/21	241,470	0.2
750,000	#	St James River CLO Ltd. 2007-1A D, 2.633%, 06/11/21	732,614	0.6
750,000	#	Telos CLO 2006-1A E Ltd., 4.536%, 10/11/21	752,138	0.6
1,000,000	#	WhiteHorse IV Ltd. 2006-4A D, 3.937%, 01/17/20	973,100	0.7
			16,380,752	13.1

		Ireland: 0.6%
750,000	#	BlackRock Senior Income Series V Ltd. 2007-5A D, 2.564%, 08/13/19	724,780	0.6

		United States: 6.7%
1,000,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 5.639%, 04/17/45	1,006,907	0.8
1,125,292	#,^	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/52	–	–
2,500,000	#,^	American Homes 4 Rent 2015-SFR2 Trust Class XS, 0.000%, 10/17/45	–	–
1,500,000	#	American Residential Properties 2014-SFR1 Trust, 2.557%, 09/17/31	1,490,633	1.2
1,224,874		FBR Securitization Trust, 0.874%, 10/25/35	1,060,986	0.8
1,225,000		First NLC Trust 2005-2, 0.714%, 09/25/35	1,006,181	0.8
1,000,000	#	Invitation Homes Trust 2014-SFR2 E, 3.357%, 06/17/32	970,399	0.8
600,000		JP Morgan Mortgage Acquisition Trust 2007-CH5, 0.354%, 05/25/37	552,547	0.4
876,523		JP Morgan Mortgage Acquisition Trust 2006-CH2 AV4, 0.339%, 10/25/36	822,471	0.7
649,565		RAMP Series 2004-RS5 Trust, 5.750%, 05/25/34	621,520	0.5
925,232		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 0.364%, 12/25/36	820,287	0.7
			8,351,931	6.7

	Total Asset-Backed Securities
	(Cost $25,513,129)		25,457,463	20.4

	Total Long-Term Investments
	(Cost $118,274,063)		118,163,205	94.7
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
		Mutual Funds: 4.3%
5,374,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $5,374,000)	5,374,000	4.3

	Total Short-Term Investments
	(Cost $5,374,000)	5,374,000	4.3

	Total Investments in Securities (Cost $123,648,063)	$123,537,205	99.0
	Assets in Excess of Other Liabilities	1,260,549	1.0
	Net Assets	$124,797,754	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,253,644
Gross Unrealized Depreciation	(1,364,502)

Net Unrealized Depreciation	$(110,858)

See Accompanying Notes to Financial Statements

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

N/A.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	The Code of Ethics is not required for the semi-annual filing.

(a) (2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a) (3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios (SPorts) Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	December 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	December 3, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	December 3, 2015